Registration Nos. 333-21975

811-08057

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective Amendment No. 15 to

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT E

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, ESQ.

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 27, 2006.

VARIABLE ANNUITY PROSPECTUS

May 1, 2006

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

•	The Guardian Variable Contract Funds, Inc.
–	The Guardian Stock Fund
–	The Guardian VC 500 Index Fund
–	The Guardian VC Asset Allocation Fund
–	The Guardian VC High Yield Bond Fund
–	The Guardian VC Low Duration Bond Fund
–	The Guardian UBS VC Large Cap Value Fund
–	The Guardian UBS VC Small Cap Value Fund
•	The Guardian Bond Fund, Inc.
•	The Guardian Cash Fund, Inc.
•	GIAC Funds, Inc.
–	Baillie Gifford International Growth Fund
–	Baillie Gifford Emerging Markets Fund
–	The Guardian Small Cap Stock Fund
•	AIM Variable Insurance Funds
–	AIM V.I. Capital Appreciation Fund (Series I)
–	AIM V.I. Utilities Fund (Series I)
–	AIM V.I. Government Securities Fund (Series I)
–	AIM V.I. Core Equity Fund (Series I)*
•	AllianceBernstein
–	AllianceBernstein Value Portfolio (Class B)
–	AllianceBernstein Growth & Income Portfolio (Class B)
–	AllianceBernstein Large Cap Growth Portfolio (Class B)
–	AllianceBernstein Global Technology Portfolio (Class B)

*	Effective May 1, 2006, pursuant to shareholder approval of a plan of reorganization, assets in the AIM V.I. Premier Equity Fund were transferred to the AIM V.I. Core Equity Fund. As a result of the reorganization, the AIM V.I. Premier Equity Fund ceased operations and is no longer an investment option under this contract. It has been replaced by the AIM V.I. Core Equity Fund.
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust
–	Templeton Growth Securities Fund (Class 2)
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Aspen Series (Institutional Shares)
–	Janus Aspen Mid Cap Growth Portfolio
–	Janus Aspen Forty Portfolio
–	Janus Aspen Large Cap Growth Portfolio
–	Janus Aspen Worldwide Growth Portfolio
•	MFS® Variable Insurance TrustSM (Initial Class)
–	MFS Emerging Growth Series
–	MFS Investors Trust Series
–	MFS New Discovery Series
–	MFS Research Series
–	MFS Total Return Series
•	The Prudential Series Fund, Inc.
–	Jennison Portfolio (Class II)
•	Value Line Strategic Asset Management Trust
•	Value Line Centurion Fund
•	Van Kampen Life Investment Trust
–	Van Kampen Life Investment Trust Government Portfolio (Class II Shares)
–	Van Kampen Life Investment Trust Growth and Income Portfolio (Class II Shares)

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 58 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2006, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 43 investment divisions, corresponding to 43 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Variable annuity payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade,SM the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant’s death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. Once annuity payments begin, surrenders and partial withdrawals are only available with the Payment to age 100 or the Payments for a period certain annuity payout options. Please see The accumulation period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.37% to 1.51% in 2005, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.05% annually of the net asset value of your variable investment options.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20% or 0.25% of the net asset value of your variable investment options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	7% declining annually[1]
Number of contract years completed	Contingent deferred sales charge percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0% and thereafter
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	Contracts with no rider benefits	Contracts with 7 yr EDB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB LB and EB	Contracts with any one of CAEDB LB or EB	Contracts with any two of CAEDB LB and EB	Contracts with CAEDB LB and EB
Mortality & Expense Risk Charge	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Charges for Additional Riders
7 year Enhanced Death Benefit (7yrEDB)	0.00%	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%
Contract Anniversary Enhanced Death Benefit (CAEDB)
Living Benefit (LB)}	0.00%	0.00%	0.25%	0.50%	0.25%	0.50%	0.75%
Earnings Benefit (EB)
Subtotal Other Separate Account Fees	0.20%	0.40%	0.65%	0.90%	0.45%	0.70%	0.95%
Total Separate Account Level Annual Expenses	1.25%	1.45%	1.70%	1.95%	1.50%	1.75%	2.00%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.37%	1.51%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2005.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period.

Time Periods

1 year	3 years	5 years	10 years
(a) $1,104	(a) $1,721	(a) $2,354	(a) $4,201
(b) $ 984	(b) $1,368	(b) $1,774	(b) $3,097

Chart 2. Chart 2 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $404	(a) $1,221	(a) $2,054	(a) $4,201
(b) $284	(b) $ 868	(b) $1,474	(b) $3,097

Chart 3. Chart 3 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $1,025	(a) $1,490	(a) $1,976	(a) $3,490
(b) $ 905	(b) $1,131	(b) $1,377	(b) $2,298

Chart 4. Chart 4 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $325	(a) $990	(a) $1,676	(a) $3,490
(b) $205	(b) $631	(b) $1,077	(b) $2,298

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2005. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2005, Guardian Life had total assets (GAAP basis) in excess of $40 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

THE ACCUMULATION PERIOD

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 43 investment divisions, corresponding to the 43 Funds available to you. The performance of each division is based on the Fund in which it invests.

8	PROSPECTUS	ACCUMULATION PERIOD

The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets between investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 43 variable investment options or 19 of the variable investment options and the fixed-rate option at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the 43 variable investment options or 19 of the variable investment options and the fixed-rate option at any time.

ACCUMULATION PERIOD	PROSPECTUS	9

Variable investment options

Fund	Investment objectives	Typical investments
The Guardian Stock Fund	Long-term growth of capital	U.S. common stocks
The Guardian VC 500 Index Fund	Seeks to match the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”)	Common stocks of companies in the S&P Index, which emphasizes large U.S. companies
The Guardian VC Asset Allocation Fund	Long-term total investment return consistent with moderate investment risk	Shares of The Guardian VC 500 Index Fund, The Guardian Stock Fund, The Guardian Bond Fund and The Guardian Cash Fund
The Guardian VC High Yield Bond Fund	Current income; capital appreciation is a secondary objective	Corporate bonds and other debt securities rated below investment grade
The Guardian VC Low Duration Bond Fund	Seeks a high level of current income consistent with preservation of capital	Investment grade debt obligations such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.
The Guardian UBS VC Large Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is equity securities issued by companies with large market capitalization at the time of purchase
The Guardian UBS VC Small Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is equity securities issued by companies with small market capitalization at the time of purchase
The Guardian Bond Fund	Maximum income without undue risk of principal; capital appreciation as a secondary objective	Investment grade debt obligations
The Guardian Cash Fund	High level of current income consistent with liquidity and preservation of capital	Money market instruments
Baillie Gifford International Growth Fund	Long-term capital appreciation	Common stocks and convertible securities issued by foreign companies
Baillie Gifford Emerging Markets Fund	Long-term capital appreciation	Common stocks and convertible securities of emerging market companies
The Guardian Small Cap Stock Fund	Long-term growth of capital	U.S. common stocks of companies with small market capitalization
AIM V.I. Capital Appreciation Fund (Series I)	Growth of capital	Common stocks
AIM V.I. Utilities Fund (Series I)	Capital growth and current income	Equity securities and equity-related instruments of companies engaged in the utilities-related industries
AIM V.I. Government Securities Fund (Series I)	Achieve a high level of current income consistent with reasonable concern for safety of principal	Debt securities issued, guaranteed or otherwise backed by the U.S. government
AIM V.I. Core Equity Fund (Series I)	Growth of capital	Equity securities including convertible securities of established companies

10	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options

Fund	Investment objectives	Typical investments
AllianceBernstein Growth & Income Portfolio	Long-term growth of capital	Dividend-paying common stocks of good quality
AllianceBernstein Large Cap Growth Portfolio	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio	Long-term growth of capital	Securities of companies that use technology extensively in the development of new or improved products or processes
AllianceBernstein Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities
Davis Financial Portfolio	Long-term growth of capital	Common stocks of financial companies
Davis Real Estate Portfolio	Total return through a combination of growth and income	Securities issued by companies that are “principally engaged” in real estate
Davis Value Portfolio	Long-term growth of capital	U.S. common stocks of companies with at least $10 billion market capitalization
Fidelity VIP Contrafund Portfolio	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued
Fidelity VIP Equity-Income Portfolio	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Opportunities Portfolio	Capital growth	U.S. and foreign common stocks
Fidelity VIP Mid Cap Portfolio	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Gabelli Capital Asset Fund	Growth of capital; current income as a secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.
Janus Aspen Mid Cap Growth Portfolio	Long-term growth of capital	Equity securities of medium-sized companies
Janus Aspen Forty Portfolio	Long-term growth of capital	Pursues its objective by investing primarily in a core group of 20 to 40 common stocks selected for their growth potential
Janus Aspen Large Cap Growth Portfolio	Long-term growth of capital in a manner consistent with preservation of capital	Invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies (those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase)
Janus Aspen Worldwide Growth Portfolio	Long-term growth of capital in a manner consistent with preservation of capital	Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.
Jennison Portfolio (Class II Shares)	Long-term growth of capital	Equity securities of major, established corporations believed to have above average growth prospects.

ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options

Fund	Investment objectives	Typical investments
MFS Emerging Growth Series	Long-term growth of capital	Common stocks and related securities, such as preferred stock, convertible securities and depository receipts for those securities of emerging growth companies of any size
MFS Investors Trust Series	Long-term growth of capital with a secondary objective to seek reasonable current income	Common stocks and related securities, such as preferred stock, convertible securities and depository receipts issued by U.S. and foreign companies.
MFS New Discovery Series	Capital appreciation	Equity securities of emerging growth companies that offer superior prospects for growth, both U.S. and foreign
MFS Research Series	Long-term growth of capital and future income	Equity securities of companies both U.S. and foreign believed to possess better than average prospects for long-term growth
MFS Total Return Series	Above average income consistent with prudent employment of capital; as a secondary objective, to provide reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed-income, both U.S. and foreign
Templeton Growth Securities Fund	Long-term capital growth	At least 65% of its total assets in the equity securities of companies that are located anywhere in the world, including those in the U.S. and emerging markets.
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on rankings of the Value Line TimelinessTM Ranking System
Value Line Strategic Asset Management Trust	High total investment return	U.S. common stocks with selections based on rankings of the Value Line TimelinessTM Ranking System, bonds and money market instruments
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II shares)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities.
Van Kampen Life Investment Trust Government Portfolio (Class II shares)	Seeks to provide investors with high current return consistent with preservation of capital	Debt securities issued by or guaranteed by the U.S. government, its agencies or its instrumentalities.

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

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Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Prudential Investments, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. This compensation ranges from .15% to .25% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Currently, the amount of 12b-1 fees ranges from .08% to .40%.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Investment advisers

Fund	Investment adviser and principal business address
The Guardian Stock Fund	Guardian Investor Services LLC
The Guardian Small Cap Stock Fund	7 Hanover Square
The Guardian Bond Fund	New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund	Guardian Investor Services LLC (Adviser) 7 Hanover Square
The Guardian UBS VC Small Cap Value Fund	New York, New York 10004
UBS Global Asset Management
(Americas) Inc. (Sub-adviser)
One North Wacker Drive
Chicago, Illinois 60606
Baillie Gifford International Growth Fund	Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund	Baillie Gifford Overseas Limited (Sub-adviser) Calton Square
1 Greenside Row
Edinburgh, EH1 3AN Scotland
AIM V.I. Capital Appreciation Fund	A I M Advisors, Inc.
AIM V.I. Utilities Fund	11 Greenway Plaza – Suite 100
AIM V.I. Government Securities Fund	Houston, Texas 77046-1173
AIM V.I. Core Equity Fund
AllianceBernstein Value Portfolio	Alliance Capital Management LP
AllianceBernstein Growth & Income Portfolio	1345 Avenue of the Americas New York, New York 10105
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Global Technology Portfolio
Davis Financial Portfolio	Davis Selected Advisers, LP
Davis Real Estate Portfolio	2949 East Elvira Road
Davis Value Portfolio	Suite 101
Tucson, Arizona 85706
Fidelity VIP Contrafund Portfolio	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	82 Devonshire Street
Fidelity VIP Growth Opportunities Portfolio	Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

ACCUMULATION PERIOD	PROSPECTUS	13

Investment advisers

Fund	Investment adviser and principal business address
Gabelli Capital Asset Fund	Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Janus Aspen Mid Cap Growth Portfolio	Janus Capital Management LLC
Janus Aspen Forty Portfolio	151 Detroit Street
Janus Aspen Large Cap Growth Portfolio	Denver, Colorado 80206-4928
Janus Aspen Worldwide Growth Portfolio
Jennison Portfolio	Prudential Investments
100 Mulberry Street
Gateway Center 3
Newark, New Jersey 07102
MFS Investors Trust Series	MFS Investment Management®
MFS Emerging Growth Series	500 Boylston Street
MFS New Discovery Series	Boston, Massachusetts 02116
MFS Research Series
MFS Total Return Series
Templeton Growth Securities Fund	Templeton Global Advisers Limited
(Adviser)
Lyford Cay
Nassau, Bahamas

Templeton Asset Management Limited (Sub-adviser)
#7 Temasek Boulevard
#38-3 Suntec Tower One
Singapore 038987
Value Line Centurion Fund	Value Line, Inc.
Value Line Strategic Asset Management Trust	220 East 42nd Street New York, New York 10017
Van Kampen Life Investment Trust Growth and Income Portfolio	Van Kampen Asset Management 1221 Avenue of the Americas
Van Kampen Life Investment Trust Government Portfolio	New York, New York 10020

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FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.

Fixed-rate option

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•	At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•	You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	15

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•	We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	$10,000, or

–	the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit values. Your telephone transfer instructions will be

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

16	PROSPECTUS	ACCUMULATION PERIOD

considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any

ACCUMULATION PERIOD	PROSPECTUS	17

restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should

18	PROSPECTUS	ACCUMULATION PERIOD

describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

ACCUMULATION PERIOD	PROSPECTUS	19

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

•	If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

•	You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

20	PROSPECTUS	ACCUMULATION PERIOD

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	21

periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Transfer and Automated Alert Programs

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from The Guardian Cash Fund to any of the available variable investment options based on the percentage or dollar amount criteria you specify. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to The Guardian Cash Fund based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a business day prior to 4:00 p.m. New York City time, the order will be established on the date it is submitted. If an AT order is submitted in good order on a business day after 4:00 p.m. New York City time or if it is submitted on non-business days, the order will be established on the next business day.

22	PROSPECTUS	ACCUMULATION PERIOD

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next business day. The AT will be processed on the next business day using that next business day’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next business day. You will have an opportunity to cancel the AT, either electronically via our website or by telephone, up until 4:00 p.m. New York City time on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before 4:00 p.m. New York City time on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria has been met and an AT has been scheduled to be processed on the next business day. We cannot guarantee that you will receive this e-mail prior to the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specify when you establish the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date is prior to the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occur: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic partial withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

ACCUMULATION PERIOD	PROSPECTUS	23

•	If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us so provide information about you and your contract to government agencies and departments.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can’t be later than the annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available under that option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose, and

•	the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

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Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

The assumed investment return is a critical assumption for calculating variable annuity payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%. For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.

The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

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OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

ANNUITY PERIOD	PROSPECTUS	27

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was waived:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract

28	PROSPECTUS	ANNUITY PERIOD

was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

ANNUITY PERIOD	PROSPECTUS	29

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

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•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

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The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

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OTHER CONTRACT FEATURES

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit is the greater of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For annuitants aged 75 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn’t been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•	You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to

Death benefits

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

OTHER CONTRACT FEATURES	PROSPECTUS	33

the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners, and

•	one but not both joint owners dies before annuity payments begin;

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

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•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit The Guardian Cash Fund variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders are available only in states where they have been approved.

OTHER CONTRACT FEATURES	PROSPECTUS	35

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the accumulation value of the contract at the end of the reset date immediately preceding the annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest accumulation value of the contract on any contract anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that contract anniversary
–	minus any partial withdrawals after that contract anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses – Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

36	PROSPECTUS	OTHER CONTRACT FEATURES

You should evaluate the following when considering this rider:

•	You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

•	Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•	If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant’s death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant’s death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

OTHER CONTRACT FEATURES	PROSPECTUS	37

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•	The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

•	Adding any net premiums contributed to the contract after your death

•	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the accumulation value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount, (including any deferred sales charges and annuity taxes)
the accumulation value of your contract prior to withdrawal.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the annuitant’s 90th birthday

•	the date annuity payments begin

38	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date we receive a written termination request from you

•	the date of the annuitant’s death unless you are the annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider, and

•	the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•	We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or The Fixed-Rate Option

40% –	The Guardian Bond Fund, The Guardian VC Low Duration Bond Fund, AIM V.I. Government Securities Fund, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

40% –

The Guardian Stock Fund, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Growth Fund, Value Line Centurion Fund, Value

OTHER CONTRACT FEATURES	PROSPECTUS	39

Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Utilities Fund, AIM V.I. Core Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Large Cap Growth Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% –	The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets Fund, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Global Technology Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

•	On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

40	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

OTHER CONTRACT FEATURES	PROSPECTUS	41

FINANCIAL INFORMATION

The value of your

account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•	Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.

42	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee.

And the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	deferred sales charge

•	partial withdrawal charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	43

Deferred sales

charges

Number of contract years completed from the date of premium payment	Contingent deferred sales charge (%)
0	7
1	6
2	5
3	4
4	3
5	2
6	1
7+	0

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

•	the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	the amount withdrawn or surrendered.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•	clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

•	Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.

•

Contract owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the accumulation value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post- retirement health care benefits. That portion of their contract

44	PROSPECTUS	FINANCIAL INFORMATION

accumulation value that is withdrawn to fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of 0.20% or 0.25% of the net assets of your variable investment options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Partial withdrawal charge

During the annuity period, under Option V-4, F-4 or F-5 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FINANCIAL INFORMATION	PROSPECTUS	45

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract.

46	PROSPECTUS	FINANCIAL INFORMATION

Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After the Annuity Commencement Date under Option V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age

FINANCIAL INFORMATION	PROSPECTUS	47

Taxation of

annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

48	PROSPECTUS	FINANCIAL INFORMATION

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

FINANCIAL INFORMATION	PROSPECTUS	49

A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In

50	PROSPECTUS	FINANCIAL INFORMATION

addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment to the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee’s surviving spouse in the case of the employee’s death or the employee’s former spouse in the case of an alternate payee under a qualified domestic relations order) from

FINANCIAL INFORMATION	PROSPECTUS	51

such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

52	PROSPECTUS	FINANCIAL INFORMATION

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credit to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a

FINANCIAL INFORMATION	PROSPECTUS	53

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.

54	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. New York City time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	55

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•	the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

56	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	57

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit value.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

58	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc. Customer Service Office Box 26210 Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

•	Valuation of assets of the Separate Account

•	Transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	59

OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2005. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 1997. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7 yr EDB	CAEDB	LB or EB	7 yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7 yr EDB LB and EB
The Guardian Stock Fund	2005	$10.11	$9.94	$7.48	$6.70	$6.62	$6.60	$9.93	$—
	2004	9.81	9.67	7.28	6.52	6.45	6.44	9.72	—
	2003	9.37	9.26	6.97	6.24	6.19	6.18	9.35	—
	2002	7.82	7.73	5.83	5.22	5.19	5.18	—	—
	2001	10.00	9.92	7.47	6.70	6.67	6.66	—	—
	2000	12.89	12.81	9.66	8.65	8.64	8.63	—	—
	1999	16.00	15.93	12.02	10.77	—	—	—	—
	1998	12.35	12.32	—	—	—	—	—	—
	1997	10.44	10.43	—	—	—	—	—	—
The Guardian VC 500 Index Fund	2005	9.32	9.20	9.18	8.76	8.66	8.63	10.87	—
	2004	9.03	8.93	8.91	8.51	8.42	8.40	10.61	—
	2003	8.27	8.20	8.18	7.81	7.75	7.73	9.79	—
	2002	6.53	6.49	6.48	6.18	6.14	6.14	—	—
	2001	8.52	8.48	8.47	8.09	8.07	8.05	—	—
	2000	9.80	9.77	9.77	9.32	—	—	—	—
	1999	10.86	10.86	10.86	10.37	—	—	—	—
The Guardian VC Asset Allocation Fund	2005	11.01	10.87	10.84	10.37	—	10.22	11.08	—
	2004	10.68	10.57	10.54	10.09	—	9.96	10.83	—
	2003	9.81	9.72	9.70	9.29	—	9.19	10.02	—
	2002	7.78	7.73	7.71	7.38	—	7.33	—	—
	2001	9.83	9.79	9.77	—	—	9.31	—	—
	2000	10.94	10.92	10.91	10.44	—	10.41	—	—
	1999	10.76	10.75	10.75	—	—	—	—	—
The Guardian VC High Yield Bond Fund	2005	12.47	12.31	12.28	11.97	11.82	11.79	12.28	—
	2004	12.23	12.10	12.06	11.76	11.64	11.61	12.12	—
	2003	11.34	11.24	11.21	10.93	10.84	10.82	11.33	—
	2002	9.73	9.67	9.65	9.41	—	9.34	—	—
	2001	9.73	9.68	9.67	9.43	—	—	—	—
	2000	9.51	9.49	9.48	—	—	9.22	—	—
	1999	10.26	10.25	10.25	—	—	—	—	—
The Guardian VC Low Duration Bond Fund	2005	10.04	9.99	9.98	9.98	—	9.92	—	—
	2004	10.04	10.01	10.01	10.01	—	9.97	—	—
	2003	10.08	10.07	10.07	10.07	—	10.06	—	—
The Guardian UBS VC Large Cap Value Fund	2005	15.88	15.78	15.76	15.76	—	15.65	—	—
	2004	14.66	14.61	14.59	14.59	—	14.53	—	—
	2003	13.06	13.03	13.03	13.03	—	13.00	—	—

60	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
The Guardian UBS VC Small Cap Value Fund	2005	$16.12	$16.03	$16.01	$16.01	$—	$15.89	$—	$—
	2004	15.67	15.61	15.59	15.59	—	15.52	—	—
	2003	13.39	13.36	13.36	13.36	—	13.33	—	—
The Guardian Bond Fund, Inc.	2005	14.62	14.38	13.42	13.30	13.14	13.10	11.25	11.27
	2004	14.46	14.25	13.31	13.19	13.06	13.03	11.21	11.23
	2003	14.06	13.88	12.96	12.85	12.75	12.72	10.98	10.99
	2002	13.59	13.45	12.57	12.46	12.38	12.36	10.69	—
	2001	12.57	12.46	11.65	11.55	11.50	11.49	—	—
	2000	11.69	11.62	10.87	10.77	10.75	10.74	—	—
	1999	10.76	10.72	10.03	9.94	—	—	—	—
	1998	10.99	10.96	—	—	—	—	—	—
	1997	10.30	10.29	—	—	—	—	—	—
The Guardian Cash Fund, Inc.	2005	11.68	11.49	10.71	10.61	10.48	10.45	9.76	9.77
	2004	11.52	11.36	10.58	10.49	10.38	10.35	9.69	9.71
	2003	11.57	11.43	10.66	10.56	10.47	10.45	9.81	9.82
	2002	11.64	11.52	10.75	10.65	10.58	10.57	—	—
	2001	11.64	11.54	10.78	10.67	10.63	10.62	—	—
	2000	11.38	11.31	10.56	10.46	10.44	10.43	—	—
	1999	10.87	10.82	10.11	—	—	—	—	—
	1998	10.51	10.48	—	—	—	—	—	—
	1997	10.12	10.12	—	—	—	—	—	—
Gabelli Capital Asset Fund	2005	19.72	19.40	14.34	14.06	13.89	13.85	12.47	—
	2004	19.58	19.29	14.27	13.99	13.85	13.81	12.47	—
	2003	17.16	16.94	12.54	12.29	12.19	12.17	11.01	—
	2002	12.83	12.69	9.40	9.21	9.16	9.14	8.29	—
	2001	15.16	15.03	11.13	10.91	10.87	10.86	—	—
	2000	14.97	14.87	11.02	10.80	—	10.77	—	—
	1999	14.36	14.29	10.60	—	—	—	—	—
	1998	12.14	12.11	—	—	—	—	—	—
	1997	11.00	10.99	—	—	—	—	—	—
Baillie Gifford International Growth Fund	2005	13.63	13.40	10.37	9.27	9.15	9.13	13.38	—
	2004	11.89	11.72	9.07	8.11	8.03	8.01	11.76	—
	2003	10.32	10.19	7.89	7.05	7.00	6.98	10.28	—
	2002	8.04	7.95	6.16	5.51	5.48	5.46	—	—
	2001	9.89	9.80	7.60	6.79	6.75	6.75	—	—
	2000	12.58	12.50	9.69	8.66	8.64	8.64	—	—
	1999	15.92	15.85	12.30	—	—	—	—	—
	1998	11.59	11.56	—	—	—	—	—	—
	1997	9.69	9.68	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund	2005	18.47	18.17	23.47	19.24	19.01	18.95	19.83	—
	2004	13.31	13.12	16.96	13.90	13.76	13.73	14.40	—
	2003	10.91	10.77	13.94	11.42	11.33	11.31	11.89	—
	2002	7.18	7.10	9.19	7.53	7.49	7.48	7.88	—
	2001	7.76	7.69	9.96	8.17	—	—	—	—
	2000	7.39	7.34	9.51	7.80	—	—	—	—
	1999	10.37	10.32	13.38	—	—	—	—	—
	1998	6.10	6.08	—	—	—	—	—	—
	1997	8.43	8.42	—	—	—	—	—	—
The Guardian Small Cap Stock Fund	2005	14.79	14.55	15.27	12.61	12.46	12.42	12.49	12.50
	2004	14.95	14.74	15.48	12.79	12.66	12.62	12.71	12.73
	2003	13.15	12.98	13.65	11.27	11.18	11.16	11.26	11.27
	2002	9.28	9.18	9.66	7.98	7.93	7.92	—	—
	2001	11.12	11.03	11.60	9.58	9.56	9.53	—	—
	2000	12.22	12.14	12.78	10.55	—	10.53	—	—
	1999	12.81	12.75	13.43	—	—	—	—	—
	1998	9.60	9.58	—	—	—	—	—	—
	1997	10.32	10.31	—	—	—	—	—	—

APPENDIX	PROSPECTUS	61

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
Value Line Centurion Fund	2005	$11.74	$11.55	$8.63	$8.02	$7.92	$7.90	$—	$—
	2004	10.89	10.74	8.03	7.46	7.38	7.37	—	—
	2003	9.89	9.77	7.31	6.79	6.74	6.72	—	—
	2002	8.38	8.30	6.21	5.77	5.74	5.73	—	—
	2001	11.02	10.92	8.18	7.60	7.56	7.56	—	—
	2000	13.34	13.25	9.93	9.22	9.20	9.20	—	—
	1999	15.43	15.36	11.52	—	—	—	—	—
	1998	12.18	12.15	—	—	—	—	—	—
Value Line Strategic Asset Management Trust	2005	16.27	16.00	11.11	10.58	10.45	10.42	11.82	—
	2004	15.10	14.88	10.34	9.85	9.75	9.72	11.06	—
	2003	13.63	13.46	9.36	8.91	8.84	8.82	10.06	—
	2002	11.85	11.72	8.15	7.76	7.72	7.70	8.80	—
	2001	13.71	13.60	9.46	9.01	8.97	8.96	—	—
	2000	15.95	15.84	11.03	10.50	10.48	10.48	—	—
	1999	15.84	15.77	10.99	—	—	—	—	—
	1998	12.90	12.87	—	—	—	—	—	—
	1997	10.25	10.24	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund Series I	2005	9.45	9.33	9.31	7.89	7.79	7.77	—	—
	2004	8.80	8.70	8.69	7.36	7.28	7.26	—	—
	2003	8.35	8.28	8.27	7.00	6.95	6.93	9.75	—
	2002	6.53	6.49	6.48	5.49	5.46	5.45	7.68	—
	2001	8.74	8.70	8.70	7.37	7.34	7.33	—	—
	2000	11.54	11.51	11.51	9.75	9.73	9.73	—	—
	1999	13.12	13.11	13.12	—	—	—	—	—
AIM V.I. Utilities Fund Series I	2005	10.44	10.31	10.25	8.85	—	8.72	—	—
	2004	9.05	8.95	8.91	7.69	—	7.60	—	—
	2003	7.36	7.29	7.26	6.27	—	6.21	—	—
	2002	6.26	6.22	6.20	5.35	—	5.31	—	—
	2001	8.52	8.47	8.45	7.29	—	7.26	—	—
	2000	11.97	11.93	11.90	10.27	—	10.24	—	—
	1999	12.40	12.39	12.36	—	—	—	—	—
AIM V.I. Government Securities Fund Series I	2005	12.07	11.94	11.90	11.90	11.78	11.74	10.62	—
	2004	12.02	11.91	11.89	11.89	11.78	11.76	10.66	—
	2003	11.87	11.79	11.77	11.77	11.69	11.67	10.60	—
	2002	11.89	11.83	11.82	11.82	11.76	11.75	10.71	—
	2001	10.99	10.96	10.95	10.95	10.92	10.91	—	—
	2000	10.46	10.45	—	10.45	—	10.44	—	—
AIM V.I. Premier Equity Fund Series I	2005	7.61	7.51	7.62	7.29	6.94	6.92	—	—
	2004	7.29	7.21	7.33	6.75	6.69	6.67	—	—
	2003	6.98	6.92	7.03	6.48	6.43	6.42	—	—
	2002	5.65	5.61	5.71	5.26	5.23	5.22	—	—
	2001	8.21	8.17	8.31	7.66	7.64	7.62	—	—
	2000	9.51	9.48	9.65	8.89	8.87	8.87	—	—
	1999	11.28	11.27	11.47	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B	2005	11.83	11.74	11.72	11.72	11.63	11.61	11.51	—
	2004	11.45	11.39	11.37	11.37	11.31	11.30	11.22	—
	2003	10.43	10.39	10.38	10.38	10.35	10.34	10.30	—
	2002	7.99	7.98	7.97	7.97	—	7.96	—	—
AllianceBernstein Large Cap Growth Portfolio Class B	2005	11.69	11.61	11.59	11.59	—	11.48	—	—
	2004	10.31	10.26	10.24	10.24	—	10.17	10.11	—
	2003	9.64	9.61	9.60	9.60	—	9.56	9.52	—
	2002	7.91	7.90	7.90	7.90	—	7.91	7.87	—

62	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
AllianceBernstein Global Technology Portfolio Class B	2005	$10.25	$10.17	$10.16	$10.16	$—	$10.06	$—	$—
	2004	10.01	9.96	9.95	9.95	—	9.88	9.82	—
	2003	9.65	9.62	9.61	9.61	—	9.57	—	—
	2002	6.80	6.80	—	6.79	—	—	—	—
AllianceBernstein Value Portfolio Class B	2005	12.57	12.48	12.45	12.45	12.36	12.34	12.23	—
	2004	12.07	12.00	11.99	11.99	11.92	11.91	11.83	—
	2003	10.78	10.74	10.73	10.73	10.70	10.69	10.64	—
	2002	8.50	8.49	8.48	8.48	—	8.47	8.45	—
Davis Financial Portfolio	2005	13.19	13.02	13.98	14.46	—	14.24	12.56	—
	2004	12.33	12.19	13.10	13.54	13.41	13.37	11.54	—
	2003	11.31	11.21	12.05	12.46	12.36	12.34	10.67	—
	2002	8.67	8.61	9.26	9.57	—	9.50	8.25	—
	2001	10.56	10.51	11.30	11.69	—	11.65	—	—
	2000	11.93	11.89	12.80	13.24	—	13.20	—	—
	1999	9.22	9.21	9.92	—	—	—	—	—
Davis Real Estate Portfolio	2005	23.37	23.07	24.93	28.07	—	27.65	18.83	—
	2004	20.92	20.69	22.37	25.19	—	24.87	16.98	—
	2003	15.89	15.74	17.03	19.18	—	18.98	12.99	—
	2002	11.76	11.68	12.64	14.23	—	14.12	9.69	—
	2001	11.25	11.19	12.12	13.64	—	13.57	—	—
	2000	10.80	10.76	11.66	13.13	—	13.10	—	—
	1999	8.86	8.86	—	—	—	—	—	—
Davis Value Portfolio	2005	12.37	12.21	12.69	12.56	12.41	12.37	12.62	—
	2004	11.45	11.32	11.77	11.65	11.53	11.50	11.76	—
	2003	10.32	10.23	10.64	10.53	10.44	10.42	10.69	—
	2002	8.05	8.00	8.32	8.24	8.19	8.18	8.40	—
	2001	9.74	9.69	10.09	9.99	9.95	9.92	—	—
	2000	11.01	10.97	11.43	11.31	—	11.28	—	—
	1999	10.20	10.19	10.62	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class	2005	13.18	13.01	13.26	12.46	12.31	12.27	14.27	—
	2004	11.42	11.30	11.52	10.82	10.72	10.69	12.46	—
	2003	10.03	9.94	10.14	9.53	9.45	9.43	11.02	—
	2002	7.91	7.86	8.02	7.54	7.49	7.48	—	—
	2001	8.85	8.80	8.99	8.45	8.41	8.40	—	—
	2000	10.22	10.19	10.42	9.78	—	9.76	—	—
	1999	11.10	11.08	11.34	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class	2005	11.37	11.22	11.69	12.19	12.04	12.01	11.56	—
	2004	10.89	10.77	11.22	11.70	11.58	11.55	11.16	—
	2003	9.90	9.81	10.23	10.66	10.58	10.56	10.22	—
	2002	7.70	7.64	7.98	8.31	8.26	8.25	8.01	—
	2001	9.39	9.35	9.76	10.17	10.13	10.12	—	—
	2000	10.02	9.99	10.44	10.88	—	10.85	—	—
	1999	9.37	9.36	9.78	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class	2005	7.54	7.44	7.74	1.87	7.78	7.76	11.25	—
	2004	7.02	6.94	7.22	7.34	7.27	7.25	10.54	—
	2003	6.64	6.58	6.84	6.96	6.91	6.89	10.05	—
	2002	5.18	5.15	5.36	5.45	5.42	5.41	7.91	—
	2001	6.72	6.69	6.97	7.09	7.05	7.05	—	—
	2000	7.95	7.93	8.27	8.41	—	8.39	—	—
	1999	9.73	9.72	10.13	—	—	—	—	—

APPENDIX	PROSPECTUS	63

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
Fidelity VIP Mid Cap Portfolio Service Class	2005	$28.56	$28.19	$26.92	$24.31	$24.01	$23.94	$16.61	$—
	2004	24.47	24.20	23.12	20.88	20.67	20.61	14.34	—
	2003	19.86	19.68	18.81	16.99	16.85	16.81	11.72	—
	2002	14.52	14.41	13.79	12.45	12.37	12.35	8.63	—
	2001	16.31	16.23	15.53	14.02	13.97	13.95	—	—
	2000	17.10	17.04	16.32	14.73	—	14.70	—	—
	1999	12.87	12.85	12.31	—	—	—	—	—
Templeton Growth Securities Fund Class 2	2005	12.78	12.69	12.66	12.66		12.55	12.43	—
	2004	11.89	11.83	11.81	11.81	—	11.73	11.65	—
	2003	10.38	10.34	10.33	10.33	—	10.29	10.25	—
	2002	7.95	7.94	7.94	7.94	—	7.92	—	—
Janus Aspen MidCap Growth Portfolio Institutional Shares	2005	8.66	8.55	7.75	5.66	5.59	2.57	—	—
	2004	7.81	7.72	7.00	5.11	5.06	5.05	—	—
	2003	6.55	6.49	5.89	4.30	4.26	4.26	—	—
	2002	4.91	4.87	4.42	3.23	3.21	3.21	—	—
	2001	6.90	6.86	6.23	4.55	4.53	4.53	—	—
	2000	11.53	11.50	10.45	7.63	7.61	7.61	—	—
	1999	17.13	17.12	15.56	—	—	—	—	—
Janus Aspen Forty Portfolio Institutional Shares	2005	10.64	10.50	10.88	8.75	8.65	8.62	12.98	—
	2004	9.55	9.44	9.79	7.87	7.79	7.77	11.73	—
	2003	8.18	8.10	8.41	6.76	6.71	6.69	10.13	—
	2002	6.87	6.82	7.08	5.69	5.66	5.65	—	—
	2001	8.25	8.21	8.52	6.86	6.83	6.82	—	—
	2000	10.67	10.63	11.05	8.89	8.98	8.86	—	—
	1999	13.20	13.19	13.71	—	—	—	—	—
Janus Aspen Large Cap Growth Portfolio Institutional Shares	2005	7.72	7.62	7.52	6.63	6.55	6.53	—	—
	2004	7.49	7.41	7.32	6.45	6.39	6.37	—	—
	2003	7.26	7.20	7.11	6.27	6.22	6.21	—	—
	2002	5.58	5.54	5.48	4.83	4.80	4.79	—	—
	2001	7.69	7.65	7.57	6.67	6.65	6.64	—	—
	2000	10.35	10.32	10.21	9.00	—	8.98	—	—
	1999	12.26	12.25	12.13	10.70	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Institutional Shares	2005	9.01	8.89	8.57	6.81	6.73	6.71	9.70	—
	2004	8.61	8.52	8.22	6.53	6.47	6.45	9.35	—
	2003	8.33	8.25	7.97	6.33	6.28	6.27	9.11	—
	2002	6.80	6.75	6.52	5.18	5.15	5.14	7.49	—
	2001	9.24	9.20	8.89	7.06	7.03	7.03	—	—
	2000	12.07	12.03	11.64	9.24	—	9.22	—	—
	1999	14.49	14.48	14.01	11.13	—	—	—	—
MFS Emerging Growth Series Initial Class	2005	8.21	8.11	7.83	6.19	6.11	6.10	10.75	—
	2004	7.62	7.53	7.28	5.75	5.70	5.68	10.05	—
	2003	6.83	6.77	6.54	5.17	5.13	5.12	9.08	—
	2002	5.31	5.27	5.10	4.03	4.01	4.00	—	—
	2001	8.12	8.08	7.82	6.18	6.14	6.15	—	—
	2000	12.36	12.32	11.93	9.43	9.41	9.41	—	—
	1999	15.57	15.55	15.07	—	—	—	—	—
MFS Investors Trust Series Initial Class	2005	12.07	11.87	9.22	9.21	9.10	9.07	10.85	—
	2004	11.39	11.22	8.72	8.71	8.62	8.60	10.31	—
	2003	10.35	10.22	7.95	7.94	—	7.86	9.45	—
	2002	8.58	8.49	6.61	6.60	6.56	6.55	7.89	—
	2001	11.00	10.90	8.49	8.48	8.44	8.44	—	—
	2000	13.25	13.16	10.26	10.24	—	10.22	—	—
	1999	13.44	13.38	10.43	—	—	—	—	—
	1998	12.76	12.72	—	—	—	—	—	—

64	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
MFS New Discovery Series Initial Class	2005	$12.68	$12.52	$12.87	$9.76	$9.64	$9.61	$—	$—
	2004	12.20	12.07	12.42	9.41	9.32	9.30	—	—
	2003	11.60	11.50	11.83	8.97	8.90	8.88	—	—
	2002	8.78	8.72	8.98	6.81	6.77	6.76	—	—
	2001	13.01	12.95	13.34	10.12	10.08	10.06	—	—
	2000	13.87	13.83	14.26	10.81	10.79	10.78	—	—
	1999	14.33	14.32	14.77	—	—	—	—	—
MFS Research Series Initial Class	2005	9.25	9.13	9.30	8.63	8.53	8.50	11.08	—
	2004	8.69	8.59	8.76	8.13	8.06	8.03	10.49	—
	2003	7.59	7.53	7.68	7.12	7.06	7.05	9.23	—
	2002	6.17	6.12	6.25	5.80	5.76	5.75	—	—
	2001	8.27	8.23	8.41	7.80	7.77	7.76	—	—
	2000	10.64	10.61	10.84	10.06	10.03	10.03	—	—
	1999	11.32	11.31	11.56	—	—	—	—	—
MFS Total Return Series Initial Class	2005	13.27	13.10	13.32	13.58	13.42	13.38	11.44	11.46
	2004	13.07	12.92	13.15	13.41	13.27	13.24	11.35	11.37
	2003	11.89	11.78	11.99	12.23	12.13	12.11	10.41	10.41
	2002	10.35	10.28	10.47	10.67	10.61	10.59	9.13	—
	2001	11.05	11.00	11.21	11.42	11.37	11.37	—	—
	2000	11.16	11.13	11.35	11.57	11.55	11.54	—	—
	1999	9.74	9.73	9.93	—	—	—	—	—
Prudential Jennison Portfolio Class II	2005	9.34	9.25	9.23	9.23	—	9.13	—	—
	2004	8.30	8.24	8.22	8.22	—	8.15	—	—
	2003	7.69	7.65	7.64	7.64	—	7.59	—	—
	2002	6.01	5.99	5.99	5.99	—	5.96	—	—
-	2001	8.84	8.83	8.83	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2005	12.67	12.58	12.56	12.56	12.47	12.44	12.33	—
	2004	11.70	11.63	11.62	11.62	11.56	11.54	11.46	—
	2003	10.38	10.35	10.34	10.34	10.30	10.29	10.25	—
	2002	8.23	8.22	8.22	8.22	—	8.21	—	—
Van Kampen Life Investment Trust Government Portfolio Class II	2005	11.13	11.05	11.03	11.03	10.95	10.93	10.83	—
	2004	10.92	10.86	10.85	10.85	10.79	10.77	10.70	—
	2003	10.64	10.61	10.60	10.60	10.56	10.55	10.51	—
	2002	10.62	10.60	10.60	10.60	10.58	10.58	10.56	—

APPENDIX	PROSPECTUS	65

Number of accumulation units outstanding at the end of the indicated period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
The Guardian Stock Fund	2005	10,324,426	3,072,786	1,007,080	92,270	13,486	84,733	909	—
	2004	12,830,218	4,066,339	1,419,105	143,811	14,845	112,986	2,573	—
	2003	14,206,240	4,733,893	1,565,962	113,655	14,569	114,051	2,132	—
	2002	15,217,940	5,343,737	1,654,148	89,370	10,480	77,983	—	—
	2001	17,443,809	6,659,814	1,597,322	63,037	1,682	56,172	—	—
	2000	18,666,919	7,845,613	1,390,405	49,534	1,346	101,721	—	—
	1999	14,520,394	6,829,408	100,936	1,369	—	—	—	—
	1998	11,216,779	5,229,812	—	—	—	—	—	—
	1997	1,140,651	1,035,889	—	—	—	—	—	—
The Guardian VC 500 Index Fund	2005	2,020,931	401,477	511,423	314,724	9,456	22,446	2,553	—
	2004	2,103,241	474,938	540,491	343,298	14,537	26,600	2,701	—
	2003	2,015,390	513,171	380,096	312,851	15,038	21,542	2,932	—
	2002	1,593,425	372,751	199,686	52,328	11,195	9,307	—	—
	2001	1,222,853	323,788	112,302	6,162	238	727	—	—
	2000	428,826	135,638	36,057	2,787	—	—	—	—
	1999	113,170	49,119	4,794	2,122	—	—	—	—
The Guardian VC Asset Allocation Fund	2005	810,866	260,042	131,054	6,530	—	6,857	710	—
	2004	898,754	319,828	155,928	6,694	—	7,305	1,794	—
	2003	858,334	346,869	146,205	1,332	—	7,133	1,853	—
	2002	759,471	332,397	159,906	1,163	—	9,544	—	—
	2001	827,036	383,763	152,182	—	—	7,118	—	—
	2000	538,155	166,593	93,911	200	—	402	—	—
	1999	41,897	19,481	8,371	—	—	—	—	—
The Guardian VC High Yield Bond Fund	2005	686,080	115,274	198,808	12,506	2,518	14,370	2,716	—
	2004	803,930	147,119	227,340	14,397	2,482	14,022	4,206	—
	2003	712,688	128,858	159,944	9,506	2,589	11,087	4,012	—
	2002	358,130	77,423	69,602	3,714	—	1,992	—	—
	2001	318,819	66,831	61,137	1,619	—	—	—	—
	2000	73,587	18,835	37,662	—	—	3,253	—	—
	1999	15,385	6,477	519	—	—	—	—	—
The Guardian VC Low Duration Bond Fund	2005	298,574	223,136	82,239	21,801	—	5,781	—	—
	2004	345,333	218,854	72,026	21,832	—	5,361	—	—
	2003	119,694	35,234	22,081	5,569	—	2,005	—	—
The Guardian UBS VC Large Cap Value Fund	2005	185,236	35,898	44,123	8,603	—	8,703	—	—
	2004	165,658	34,106	35,364	8,742	—	3,131	—	—
	2003	59,323	17,289	16,633	4,342	—	3,296	—	—
The Guardian UBS VC Small Cap Value Fund	2005	239,725	45,778	75,180	10,036	—	1,961	—	—
	2004	242,382	41,702	62,177	8,336	—	3,531	—	—
	2003	208,597	22,550	16,957	4,388	—	3,401	—	—
The Guardian Bond Fund, Inc.	2005	3,855,278	995,293	746,296	347,551	25,960	128,899	40,960	3,553
	2004	4,421,954	1,194,704	854,514	401,184	31,344	133,736	46,865	3,486
	2003	4,959,541	1,442,576	926,247	351,835	30,366	119,759	46,714	3,377
	2002	5,186,919	1,775,650	727,554	294,522	24,870	104,698	9,624	—
	2001	3,549,083	1,364,364	273,901	164,881	12,271	74,874	—	—
	2000	2,274,460	932,678	74,369	93,031	11,800	81,665	—	—
	1999	1,979,764	877,200	4,817	5,841	—	—	—	—
	1998	1,405,204	714,752	—	—	—	—	—	—
	1997	80,998	235,639	—	—	—	—	—	—

66	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
The Guardian Cash Fund, Inc.	2005	3,570,685	835,645	477,065	51,620	4,065	22,918	10,480	1,013
	2004	4,535,172	986,299	654,761	59,541	5,260	24,623	13,788	1,004
	2003	5,435,999	1,389,770	1,050,898	58,911	5,407	24,604	13,566	931
	2002	7,199,694	2,233,180	1,245,522	55,066	5,113	15,736	—	—
	2001	7,257,705	3,021,098	1,074,056	31,798	1,986	11,777	—	—
	2000	4,248,318	1,907,893	562,836	9,750	2,254	10,164	—	—
	1999	3,621,007	2,185,124	52,362	—	—	—	—	—
	1998	1,863,034	1,193,444	—	—	—	—	—	—
	1997	236,194	252,513	—	—	—	—	—	—
Gabelli Capital Asset Fund	2005	3,150,420	868,850	590,773	65,899	4,354	39,159	3,302	—
	2004	3,504,902	985,959	649,109	69,528	7,409	50,575	4,725	—
	2003	3,307,791	1,045,667	541,868	68,570	8,543	41,112	5,809	—
	2002	3,038,289	1,079,841	362,065	49,084	5,075	30,036	1,855	—
	2001	2,579,789	1,199,255	133,409	17,649	2,911	4,337	—	—
	2000	1,606,572	961,456	37,286	404	—	—	—	—
	1999	1,551,862	987,057	7,324	—	—	—	—	—
	1998	1,164,807	782,502	—	—	—	—	—	—
	1997	60,181	69,958	—	—	—	—	—	—
Baillie Gifford International Growth Fund	2005	1,781,704	548,692	397,206	45,484	2,562	30,323	2,586	—
	2004	1,917,080	617,944	430,301	49,473	2,655	25,599	5,396	—
	2003	1,674,633	689,482	323,099	32,932	2,773	20,897	5,882	—
	2002	1,553,916	712,061	198,216	15,566	384	3,248	—	—
	2001	1,636,133	844,261	134,899	5,888	248	518	—	—
	2000	1,694,626	896,047	150,485	5,996	1,884	477	—	—
	1999	1,301,917	789,579	12,370	—	—	—	—	—
	1998	925,784	582,412	—	—	—	—	—	—
	1997	62,578	73,071	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund	2005	1,212,505	280,528	167,803	17,554	3,076	3,941	865	—
	2004	1,071,469	235,119	148,387	19,835	3,313	3,380	1,250	—
	2003	838,139	234,863	92,964	16,344	2,922	3,136	1,247	—
	2002	731,421	269,075	52,420	5,151	2,851	2,147	1,552	—
	2001	559,257	270,725	19,669	1,717	—	—	—	—
	2000	509,888	258,376	22,553	635	—	—	—	—
	1999	287,364	212,200	40	—	—	—	—	—
	1998	160,493	129,642	—	—	—	—	—	—
	1997	31,926	47,030	—	—	—	—	—	—
The Guardian Small Cap Stock Fund	2005	2,196,672	636,538	321,585	22,827	4,116	15,831	296	800
	2004	2,501,885	787,107	350,080	25,749	6,040	16,516	840	813
	2003	2,305,232	847,901	261,213	20,854	4,377	10,395	728	841
	2002	2,104,778	826,035	200,004	11,175	4,047	1,845	—	—
	2001	2,005,547	843,956	145,505	1,781	205	358	—	—
	2000	2,070,647	939,163	92,904	701	—	87	—	—
	1999	1,425,465	821,061	443	—	—	—	—	—
	1998	1,564,027	977,859	—	—	—	—	—	—
	1997	219,901	45,208	—	—	—	—	—	—
Value Line Centurion Fund	2005	2,062,261	315,909	131,945	37,859	337	16,629	—	—
	2004	2,153,099	442,458	150,979	41,695	347	22,202	—	—
	2003	2,195,968	508,113	157,819	46,017	342	23,011	—	—
	2002	2,214,030	591,037	166,000	23,616	421	5,029	—	—
	2001	2,537,274	702,121	172,833	8,120	488	1,845	—	—
	2000	2,572,156	784,567	142,734	2,594	237	1,556	—	—
	1999	1,958,842	734,392	12,558	—	—	—	—	—
	1998	820,180	345,804	—	—	—	—	—	—

APPENDIX	PROSPECTUS	67

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
Value Line Strategic Asset Management Trust	2005	6,305,949	1,873,472	909,243	70,072	6,165	57,572	1,650	—
	2004	7,291,030	2,246,803	1,084,904	98,374	9,714	75,859	8,473	—
	2003	7,851,130	2,532,367	1,145,602	111,046	14,621	91,740	9,480	—
	2002	8,313,271	3,025,084	1,219,460	88,882	15,928	103,819	6,392	—
	2001	9,350,224	3,715,408	1,082,143	36,636	20,137	89,455	—	—
	2000	8,756,940	3,721,706	663,096	13,392	1,113	57,160	—	—
	1999	6,322,183	2,869,022	67,525	—	—	—	—	—
	1998	3,577,618	1,764,142	—	—	—	—	—	—
	1997	214,130	218,490	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund Series I	2005	798,577	151,465	190,440	48,056	2,112	15,950	—	—
	2004	956,428	203,735	213,790	56,192	2,195	28,812	—	—
	2003	972,882	225,131	226,707	59,576	3,360	29,278	850	—
	2002	908,369	219,149	229,900	30,504	1,662	25,928	907	—
	2001	1,056,737	249,276	247,049	21,786	2,073	16,458	—	—
	2000	938,750	227,402	153,793	17,023	3,588	10,895	—	—
	1999	154,399	58,378	15,588	—	—	—	—	—
AIM V.I. Utilities Fund Series I	2005	539,098	124,256	83,235	2,573	—	3,007	—	—
	2004	393,261	117,461	61,237	4,391	—	3,140	—	—
	2003	275,853	88,649	62,128	3,425	—	1,842	—	—
	2002	315,440	101,412	47,271	1,853	—	1,317	—	—
	2001	404,103	125,234	41,198	442	—	1,317	—	—
	2000	262,180	111,172	29,447	436	—	1,781	—	—
	1999	39,656	50,258	4,618	—	—	—	—	—
AIM V.I. Government Securities Fund Series I	2005	946,910	154,149	237,538	194,038	13,441	57,762	11,159	—
	2004	1,068,454	200,907	274,282	211,114	13,552	70,084	12,196	—
	2003	1,309,533	236,188	302,759	211,960	14,550	69,805	12,697	—
	2002	1,006,940	237,433	185,102	133,142	9,784	22,261	3,295	—
	2001	216,953	41,797	70,242	43,554	903	10,010	—	—
	2000	8,572	7,282	—	4,332	—	9,734	—	—
AIM V.I. Premier Equity Fund Series I	2005	1,729,664	407,721	330,537	23,183	1,614	7,950	—	—
	2004	2,102,764	537,136	405,276	31,017	4,088	8,612	—	—
	2003	2,406,135	592,596	465,331	33,494	4,347	8,779	—	—
	2002	2,845,970	717,577	529,146	39,861	993	7,387	—	—
	2001	3,484,843	943,636	665,027	17,863	399	5,782	—	—
	2000	3,193,590	947,681	568,617	14,435	145	5,736	—	—
	1999	1,129,019	389,988	47,122	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B	2005	421,141	58,404	103,781	29,258	5,079	19,857	692	—
	2004	443,665	63,880	124,488	31,202	5,120	23,935	2,206	—
	2003	277,853	45,911	56,236	22,966	3,773	25,966	1,804	—
	2002	29,249	13,110	14,579	11,495	—	10,281	—	—
AllianceBernstein Large Cap Growth Portfolio Class B	2005	197,552	11,571	61,161	13,469	—	6,550	—	—
	2004	135,165	20,934	65,880	19,218	—	9,029	3,273	—
	2003	114,440	22,309	45,407	15,828	—	6,916	3,715	—
	2002	10,271	642	1,570	2,928	—	70	3,998	—
AllianceBernstein Global Technology Portfolio Class B	2005	143,107	16,006	24,227	14,061	—	776	—	—
	2004	192,961	36,065	27,058	14,418	—	599	200	—
	2003	152,722	40,827	25,621	13,014	—	344	—	—
	2002	6,459	344	—	1,124	—	—	—	—

68	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
AllianceBernstein Value Portfolio Class B	2005	337,696	41,017	65,166	16,585	667	6,044	4,432	—
	2004	300,198	31,867	69,329	17,558	683	6,778	5,599	—
	2003	164,578	23,771	29,279	14,762	711	6,793	5,880	—
	2002	37,259	6,690	7,664	8,035	—	537	1,601	—
Davis Financial Portfolio	2005	606,955	194,576	102,308	20,410	—	10,296	12,199	—
	2004	688,113	211,874	108,915	23,389	640	11,722	13,038	—
	2003	628,845	243,928	100,111	21,368	727	10,509	13,582	—
	2002	594,420	307,651	97,310	10,392	—	5,845	430	—
	2001	622,789	386,094	89,570	4,842	—	213	—	—
	2000	353,099	308,658	22,819	218	—	127	—	—
	1999	148,313	169,937	6,321	—	—	—	—	—
Davis Real Estate Portfolio	2005	1,098,760	180,369	134,860	30,057	—	15,742	1,323	—
	2004	1,150,268	198,245	142,666	35,534	—	18,070	1,861	—
	2003	810,735	177,570	95,623	29,539	—	16,367	1,718	—
	2002	379,853	136,119	51,696	17,952	—	8,307	1,625	—
	2001	117,918	68,928	15,116	3,903	—	421	—	—
	2000	51,794	64,538	656	1,106	—	386	—	—
	1999	13,467	4,942	—	—	—	—	—	—
Davis Value Portfolio	2005	2,545,061	613,136	456,829	92,288	5,851	43,417	20,348	—
	2004	2,682,743	672,445	474,047	109,937	10,931	35,025	21,356	—
	2003	2,518,963	724,432	403,037	106,707	12,693	29,580	23,119	—
	2002	2,389,884	798,415	363,357	67,576	8,911	8,176	2,917	—
	2001	2,414,468	820,057	326,449	24,774	763	279	—	—
	2000	1,807,133	766,370	163,001	1,783	—	133	—	—
	1999	722,104	409,555	6,916	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class	2005	4,243,349	1,154,374	788,616	134,136	5,035	91,006	3,924	—
	2004	3,950,530	1,175,792	760,812	163,933	9,108	83,093	4,735	—
	2003	3,097,966	1,125,707	555,413	166,142	10,550	71,915	4,734	—
	2002	2,686,257	1,040,483	385,031	64,683	4,698	24,942	—	—
	2001	2,472,409	1,063,061	324,244	25,574	226	17,446	—	—
	2000	2,129,144	1,065,799	201,154	11,540	—	10,113	—	—
	1999	878,721	501,256	22,453	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class	2005	2,792,147	575,727	676,956	98,379	16,128	46,722	3,203	—
	2004	2,994,047	675,858	780,622	112,624	13,813	58,059	11,126	—
	2003	2,655,606	694,686	630,289	105,039	13,564	57,627	11,169	—
	2002	2,328,445	614,416	379,675	74,929	13,705	37,323	7,056	—
	2001	1,522,987	436,024	161,500	15,740	14,265	29,387	—	—
	2000	688,226	216,051	27,839	178	—	271	—	—
	1999	282,515	98,110	13,102	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class
	2005	667,539	150,654	137,947	22,690	4,215	9,784	1,407	—
	2004	783,785	276,048	144,465	24,229	4,284	11,073	1,413	—
	2003	952,861	272,368	96,467	19,546	4,574	11,109	1,425	—
	2002	521,336	157,953	79,180	7,989	914	3,432	1,606	—
	2001	625,656	180,707	71,131	3,603	274	6,553	—	—
	2000	538,257	183,503	55,803	1,710	—	6,155	—	—
	1999	218,432	121,432	7,563	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class	2005	2,352,457	506,444	433,920	45,423	4,445	25,544	2,524	—
	2004	2,400,285	517,919	457,145	56,053	4,915	25,418	3,908	—
	2003	1,947,861	448,165	369,073	53,869	4,885	20,038	4,546	—
	2002	1,633,967	440,908	291,887	35,805	3,423	9,028	966	—
	2001	1,312,084	375,618	225,441	6,444	911	4,297	—	—
	2000	1,169,499	283,170	173,341	1,121	—	5,045	—	—
	1999	115,626	28,549	3,872	—	—	—	—	—

APPENDIX	PROSPECTUS	69

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
Templeton Growth Securities Fund Class 2	2005	771,156	164,086	187,293	25,220		17,436	1,048	—
	2004	658,517	117,344	173,642	31,287	—	15,356	2,271	—
	2003	319,090	65,339	63,049	22,874	—	13,428	2,630	—
	2002	52,976	27,420	11,844	5,735	—	2,677	—	—
Janus Aspen MidCap Growth Portfolio Institutional Shares	2005	1,570,902	326,217	298,198	11,465	954	11,402	—	—
	2004	1,812,271	400,361	346,669	21,700	1,051	28,862	—	—
	2003	2,030,971	564,915	378,885	27,634	1,804	44,067	—	—
	2002	2,162,265	609,264	337,684	20,121	826	30,309	—	—
	2001	2,658,196	838,123	381,219	19,751	1,504	29,928	—	—
	2000	3,519,640	1,433,854	344,804	17,148	3,414	29,117	—	—
	1999	1,036,284	532,518	15,869	—	—	—	—	—
Janus Aspen Forty Portfolio Institutional Shares	2005	1,423,960	533,176	311,061	11,573	1,311	6,785	258	—
	2004	1,624,365	617,239	356,126	16,198	2,110	6,578	678	—
	2003	1,797,022	722,047	346,510	16,774	2,270	5,873	738	—
	2002	2,060,171	908,044	392,480	10,641	1,602	2,633	—	—
	2001	2,475,497	1,098,728	424,511	7,221	1,603	645	—	—
	2000	2,728,350	1,347,298	363,412	4,184	3,148	350	—	—
	1999	1,765,832	621,635	55,123	—	—	—	—	—
Janus Aspen Large Cap Growth Portfolio Institutional Shares	2005	1,250,400	308,098	207,728	46,745	1,502	29,879	—	—
	2004	1,554,605	412,399	272,760	60,039	1,549	39,448	—	—
	2003	1,752,385	525,471	303,120	62,866	1,568	44,253	—	—
	2002	2,063,165	653,878	353,551	61,818	889	28,898	—	—
	2001	2,612,236	910,425	414,743	49,511	1,963	25,536	—	—
	2000	2,482,700	852,664	335,068	29,099	—	26,365	—	—
	1999	888,418	309,594	20,303	2,060	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Institutional Shares	2005	1,573,091	540,640	358,055	22,049	2,058	13,224	484	—
	2004	1,988,401	685,517	444,899	23,830	2,155	25,399	537	—
	2003	2,242,493	839,525	511,130	31,897	2,191	24,669	590	—
	2002	2,685,955	1,010,507	585,817	34,392	2,260	23,450	461	—
	2001	2,911,044	1,137,877	629,551	21,572	3,784	21,813	—	—
	2000	2,778,860	1,081,477	467,136	13,610	—	18,626	—	—
	1999	636,892	318,242	20,814	1,343	—	—	—	—
MFS Emerging Growth Series Initial Class	2005	598,719	168,223	194,944	28,875	1,957	19,443	1,101	—
	2004	732,539	200,766	228,621	35,716	3,081	20,721	1,273	—
	2003	843,274	210,417	214,677	30,311	3,203	19,815	1,445	—
	2002	760,210	231,505	215,215	20,320	777	6,181	—	—
	2001	880,795	269,702	213,145	3,601	87	5,675	—	—
	2000	777,288	264,468	161,066	1,200	70	4,210	—	—
	1999	190,540	75,946	11,012	—	—	—	—	—
MFS Investors Trust Series Initial Class	2005	1,279,637	623,747	173,265	34,020	1,813	5,932	6,519	—
	2004	1,541,633	806,400	201,864	38,516	1,843	17,422	8,597	—
	2003	1,727,719	951,551	200,740	36,543	—	25,687	8,646	—
	2002	1,995,074	1,120,973	162,469	27,304	801	24,144	1,591	—
	2001	2,292,232	1,405,022	154,279	4,260	802	21,142	—	—
	2000	2,391,142	1,521,920	122,677	561	—	4,667	—	—
	1999	2,513,945	1,597,899	24,219	—	—	—	—	—
	1998	1,743,600	1,076,023	—	—	—	—	—	—
MFS New Discovery Series Initial Class	2005	441,158	82,850	103,165	60,012	904	12,323	—	—
	2004	594,134	125,295	120,630	72,697	1,487	21,027	—	—
	2003	628,408	166,380	118,123	71,610	2,328	25,275	—	—
	2002	544,285	176,227	96,711	36,191	1,810	23,718	—	—
	2001	550,815	196,318	87,181	15,248	4,505	15,728	—	—
	2000	389,769	155,726	50,848	1,569	486	1,155	—	—
	1999	27,979	43,323	3,226	—	—	—	—	—

70	PROSPECTUS	APPENDIX

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	CAEDB	LB or EB	7yr EDB and LB or EB	CAEDB and LB or EB	CAEDB LB and EB	7yrEDB LB and EB
MFS Research Series Initial Class	2005	359,085	36,951	54,130	11,862	502	6,343	1,903	—
	2004	329,426	43,926	57,894	12,520	1,834	6,693	3,250	—
	2003	259,556	53,190	54,979	12,473	3,123	5,804	4,176	—
	2002	262,883	62,349	36,734	3,695	1,958	5,356	—	—
	2001	354,286	81,667	43,821	4,433	1,226	1,599	—	—
	2000	278,735	68,687	17,439	3,102	941	1,611	—	—
	1999	37,056	19,166	584	—	—	—	—	—
MFS Total Return Series Initial Class	2005	4,754,060	745,735	821,386	62,420	6,838	33,388	16,072	3,494
	2004	4,777,762	791,967	869,591	69,907	7,184	35,090	16,955	3,551
	2003	4,071,726	729,008	704,913	68,618	7,634	27,870	17,788	3,692
	2002	2,995,050	606,790	502,298	45,647	9,191	17,326	2,957	—
	2001	1,576,891	437,404	247,904	14,448	172	1,558	—	—
	2000	376,061	177,865	45,873	612	1,385	153	—	—
	1999	128,045	61,489	1,332	—	—	—	—	—
Prudential Jennison Portfolio Class II	2005	111,979	10,063	25,555	17,849	—	2,356	—	—
	2004	126,569	9,357	25,249	24,464	—	2,504	—	—
	2003	133,093	9,679	24,369	25,653	—	18,379	—	—
	2002	100,190	5,819	18,478	2,913	—	2,575	—	—
	2001	44,728	3,609	2,603	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2005	684,532	172,404	205,145	38,800	2,154	24,936	4,165	—
	2004	600,559	160,199	206,267	39,191	940	26,855	4,566	—
	2003	379,464	121,860	128,348	37,186	960	20,473	5,024	—
	2002	61,244	29,309	26,971	5,271	—	1,772	—	—
Van Kampen Life Investment Trust Government Portfolio Class II	2005	847,815	118,329	146,942	162,081	7,365	48,112	16,963	—
	2004	912,724	128,431	151,453	177,613	5,798	54,194	25,077	—
	2003	859,725	139,696	132,495	143,331	5,631	47,950	25,897	—
	2002	382,734	137,074	31,017	58,859	83	11,222	8,109	—

APPENDIX	PROSPECTUS	71

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account E of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2006

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name “The Guardian Investor Retirement Asset Manager”) dated May 1, 2006.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013285    5/04

STATEMENT OF ADDITIONAL INFORMATION	B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account E (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC (“PAS”) or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2005, 2004 and 2003, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $43,957,484, $44,238,771 and $43,478,315, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

B-2	STATEMENT OF ADDITIONAL INFORMATION

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable annuity payments will decrease.

For Options V-1, V-2 and V-3, the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 3 1/2% or 5% assumed investment return.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

STATEMENT OF ADDITIONAL INFORMATION	B-3

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND

INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2005 was 3.69%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2005 was 3.76%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The consolidated balance sheets of GIAC as of December 31, 2005 and 2004 and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2005 and the statement of assets and liabilities of Separate Account E as of December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2005, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-4	STATEMENT OF ADDITIONAL INFORMATION

(This page intentionally left blank.)

STATEMENT OF ADDITIONAL INFORMATION	B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT E

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

	Guardian Stock	Guardian VC 500 Index

Assets:
Shares owned in underlying fund	4,924,042	3,350,174
Net asset value per share (NAV)	29.29	9.12

Total Assets (Shares x NAV)	$144,225,194	$30,553,582

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	110,215	22,628

Net Assets	$144,114,979	$30,530,954

Net Assets: Regular Contract
Contract Value in accumulation period	$104,330,374	$18,838,969

Net Assets	$104,330,374	$18,838,969
Units Outstanding	10,324,426	2,020,931
Unit Value (accumulation)	$10.11	$9.32

Net Assets: Contracts with Living Benefit Rider (LBR)
Contract Value in accumulation period	$617,999	$2,757,235

Net Assets	$617,999	$2,757,235
Units Outstanding	92,270	314,724
Unit Value (accumulation)	$6.70	$8.76

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$30,538,202	$3,695,537

Net Assets	$30,538,202	$3,695,537
Units Outstanding	3,072,786	401,477
Unit Value (accumulation)	$9.94	$9.20

Net Assets: 7 Year EDBR and LBR or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$89,238	$81,844

Net Assets	$89,238	$81,844
Units Outstanding	13,486	9,456
Unit Value (accumulation)	$6.62	$8.66

Net Assets: 7 Year EDBR, LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

See notes to financial statements.

B-6	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

1,410,660	1,562,591	659,739	371,472	464,895	7,530,090	5,892,469
9.49	8.33	9.81	12.47	13.01	11.82	10.00

$13,387,162	$13,016,383	$6,472,039	$4,632,256	$6,048,290	$89,005,665	$58,924,688

14,211	19,013	13,541	5,762	9,077	67,395	671,196

$13,372,951	$12,997,370	$6,458,498	$4,626,494	$6,039,213	$88,938,270	$58,253,492

$8,927,888	$8,556,476	$2,997,376	$2,940,766	$3,864,871	$56,363,260	$41,722,595

$8,927,888	$8,556,476	$2,997,376	$2,940,766	$3,864,871	$56,363,260	$41,722,595
810,866	686,080	298,574	185,236	239,725	3,855,278	3,570,685
$11.01	$12.47	$10.04	$15.88	$16.12	$14.62	$11.68

$67,738	$149,637	$217,589	$135,596	$160,633	$4,622,144	$547,540

$67,738	$149,637	$217,589	$135,596	$160,633	$4,622,144	$547,540
6,530	12,506	21,801	8,603	10,036	347,551	51,620
$10.37	$11.97	$9.98	$15.76	$16.01	$13.30	$10.61

$2,827,178	$1,419,586	$2,229,633	$566,595	$733,751	$14,310,677	$9,603,067

$2,827,178	$1,419,586	$2,229,633	$566,595	$733,751	$14,310,677	$9,603,067
260,042	115,274	223,136	35,898	45,778	995,293	835,645
$10.87	$12.31	$9.99	$15.78	$16.03	$14.38	$11.49

$—	$29,766	$—	$—	$—	$341,088	$42,594

$—	$29,766	$—	$—	$—	$341,088	$42,594
—	2,518	—	—	—	25,960	4,065
$—	$11.82	$—	$—	$—	$13.14	$10.48

$—	$—	$—	$—	$—	$40,041	$9,899

$—	$—	$—	$—	$—	$40,041	$9,899
—	—	—	—	—	3,553	1,013
$—	$—	$—	$—	$—	$11.27	$9.77

STATEMENT OF ADDITIONAL INFORMATION	B-7

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

Assets:
Shares owned in underlying fund	5,133,693	2,061,549
Net asset value per share (NAV)	17.40	17.80

Total Assets (Shares x NAV)	$89,326,260	$36,695,579

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	63,831	28,632

Net Assets	$89,262,429	$36,666,947

Net Assets: Regular Contract
Contract Value in accumulation period	$62,140,062	$24,277,657

Net Assets	$62,140,062	$24,277,657
Units Outstanding	3,150,420	1,781,704
Unit Value (accumulation)	$19.72	$13.63

Net Assets: Contracts with Living Benefit Rider (LBR)
Contract Value in accumulation period	$926,383	$421,466

Net Assets	$926,383	$421,466
Units Outstanding	65,899	45,484
Unit Value (accumulation)	$14.06	$9.27

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$16,854,514	$7,353,067

Net Assets	$16,854,514	$7,353,067
Units Outstanding	868,850	548,692
Unit Value (accumulation)	$19.40	$13.40

Net Assets: 7 Year EDBR and LBR or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$60,465	$23,451

Net Assets	$60,465	$23,451
Units Outstanding	4,354	2,562
Unit Value (accumulation)	$13.89	$9.15

Net Assets: 7 Year EDBR, LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

See notes to financial statements.

B-8	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Government Securities Series I

1,491,009	3,357,254	1,472,626	6,563,367	456,763	441,071	1,649,531
21.46	14.13	20.07	22.22	24.68	17.83	11.87

$31,997,057	$47,437,994	$29,555,610	$145,838,022	$11,272,899	$7,864,292	$19,579,928

25,091	37,477	24,393	110,271	14,064	8,860	15,687

$31,971,966	$47,400,517	$29,531,217	$145,727,751	$11,258,835	$7,855,432	$19,564,241

$22,395,329	$32,492,569	$24,209,262	$102,576,193	$7,549,994	$5,629,281	$11,425,920

$22,395,329	$32,492,569	$24,209,262	$102,576,193	$7,549,994	$5,629,281	$11,425,920
1,212,505	2,196,672	2,062,261	6,305,949	798,577	539,098	946,910
$18.47	$14.79	$11.74	$16.27	$9.45	$10.44	$12.07

$337,747	$287,953	$303,586	$741,353	$379,028	$22,774	$2,309,924

$337,747	$287,953	$303,586	$741,353	$379,028	$22,774	$2,309,924
17,554	22,827	37,859	70,072	48,056	2,573	194,038
$19.24	$12.61	$8.02	$10.58	$7.89	$8.85	$11.90

$5,095,906	$9,260,053	$3,647,264	$29,971,706	$1,413,455	$1,280,686	$1,840,034

$5,095,906	$9,260,053	$3,647,264	$29,971,706	$1,413,455	$1,280,686	$1,840,034
280,528	636,538	315,909	1,873,472	151,465	124,256	154,149
$18.17	$14.55	$11.55	$16.00	$9.33	$10.31	$11.94

$58,469	$51,291	$2,670	$64,441	$16,455	$—	$158,287

$58,469	$51,291	$2,670	$64,441	$16,455	$—	$158,287
3,076	4,116	337	6,165	2,112	—	13,441
$19.01	$12.46	$7.92	$10.45	$7.79	$—	$11.78

$—	$10,005	$—	$—	$—	$—	$—

$—	$10,005	$—	$—	$—	$—	$—
—	800	—	—	—	—	—
$—	$12.50	$—	$—	$—	$—	$—

STATEMENT OF ADDITIONAL INFORMATION	B-9

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	AIM V.I. Premier Equity Series I	Alliance Bernstein Growth & Income Class B

Assets:
Shares owned in underlying fund	851,127	306,230
Net asset value per share (NAV)	22.32	24.65

Total Assets (Shares x NAV)	$18,997,158	$7,548,562

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	15,615	5,421

Net Assets	$18,981,543	$7,543,141

Net Assets: Regular Contract
Contract Value in accumulation period	$13,160,679	$4,980,882

Net Assets	$13,160,679	$4,980,882
Units Outstanding	1,729,664	421,141
Unit Value (accumulation)	$7.61	$11.83

Net Assets: Contracts with Living Benefit Rider (LBR)
Contract Value in accumulation period	$162,953	$342,865

Net Assets	$162,953	$342,865
Units Outstanding	23,183	29,258
Unit Value (accumulation)	$7.03	$11.72

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$3,062,096	$685,684

Net Assets	$3,062,096	$685,684
Units Outstanding	407,721	58,404
Unit Value (accumulation)	$7.51	$11.74

Net Assets: 7 Year EDBR and LBR or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$11,205	$59,088

Net Assets	$11,205	$59,088
Units Outstanding	1,614	5,079
Unit Value (accumulation)	$6.94	$11.63

Net Assets: 7 Year EDBR, LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

See notes to financial statements.

B-10	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class

127,735	130,148	460,878	909,958	1,997,156	3,686,580	2,754,127
26.54	15.63	12.84	13.83	17.33	12.77	30.93

$3,390,091	$2,034,218	$5,917,668	$12,584,717	$34,610,714	$47,077,630	$85,185,151

5,588	7,832	5,400	10,371	25,470	34,965	65,877

$3,384,503	$2,026,386	$5,912,268	$12,574,346	$34,585,244	$47,042,665	$85,119,274

$2,310,232	$1,466,860	$4,244,610	$8,006,902	$25,678,882	$31,488,680	$55,922,836

$2,310,232	$1,466,860	$4,244,610	$8,006,902	$25,678,882	$31,488,680	$55,922,836
197,552	143,107	337,696	606,955	1,098,760	2,545,061	4,243,349
$11.69	$10.25	$12.57	$13.19	$23.37	$12.37	$13.18

$156,067	$142,804	$206,555	$295,066	$843,735	$1,159,024	$1,671,158

$156,067	$142,804	$206,555	$295,066	$843,735	$1,159,024	$1,671,158
13,469	14,061	16,585	20,410	30,057	92,288	134,136
$11.59	$10.16	$12.45	$14.46	$28.07	$12.56	$12.46

$134,327	$162,858	$511,785	$2,533,589	$4,160,798	$7,487,835	$15,016,539

$134,327	$162,858	$511,785	$2,533,589	$4,160,798	$7,487,835	$15,016,539
11,571	16,006	41,017	194,576	180,369	613,136	1,154,374
$11.61	$10.17	$12.48	$13.02	$23.07	$12.21	$13.01

$—	$—	$8,248	$—	$—	$72,600	$61,971

$—	$—	$8,248	$—	$—	$72,600	$61,971
—	—	667	—	—	5,851	5,035
$—	$—	$12.36	$—	$—	$12.41	$12.31

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

STATEMENT OF ADDITIONAL INFORMATION	B-11

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Fidelity VIP Equity- Income Service Class	Fidelity VIP Growth Opportunities Service Class

Assets:
Shares owned in underlying fund	1,912,169	435,789
Net asset value per share (NAV)	25.39	17.33

Total Assets (Shares x NAV)	$48,549,982	$7,552,228

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	43,619	14,593

Net Assets	$48,506,363	$7,537,635

Net Assets: Regular Contract
Contract Value in accumulation period	$31,751,548	$5,034,075

Net Assets	$31,751,548	$5,034,075
Units Outstanding	2,792,147	667,539
Unit Value (accumulation)	$11.37	$7.54

Net Assets: Contracts with Living Benefit Rider (LBR)
Contract Value in accumulation period	$1,199,110	$178,673

Net Assets	$1,199,110	$178,673
Units Outstanding	98,379	22,690
Unit Value (accumulation)	$12.19	$7.87

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$6,462,246	$1,121,402

Net Assets	$6,462,246	$1,121,402
Units Outstanding	575,727	150,654
Unit Value (accumulation)	$11.22	$7.44

Net Assets: 7 Year EDBR and LBR or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$194,216	$32,792

Net Assets	$194,216	$32,792
Units Outstanding	16,128	4,215
Unit Value (accumulation)	$12.04	$7.78

Net Assets: 7 Year EDBR, LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

See notes to financial statements.

B-12	STATEMENT OF ADDITIONAL INFORMATION

	Investment Divisions
Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class

2,728,684	1,090,450	650,447	881,612	675,370	799,990	426,358
34.95	13.81	29.02	27.68	20.86	27.96	19.13

$95,367,499	$15,059,111	$18,875,965	$24,403,018	$14,088,217	$22,367,720	$8,156,233

73,547	10,922	16,136	26,436	13,525	16,309	6,779

$95,293,952	$15,048,189	$18,859,829	$24,376,582	$14,074,692	$22,351,411	$8,149,454

$67,179,857	$9,856,073	$13,602,296	$15,150,242	$9,649,310	$14,167,509	$4,916,380

$67,179,857	$9,856,073	$13,602,296	$15,150,242	$9,649,310	$14,167,509	$4,916,380
2,352,457	771,156	1,570,902	1,423,960	1,250,400	1,573,091	598,719
$28.56	$12.78	$8.66	$10.64	$7.72	$9.01	$8.21

$1,104,050	$319,384	$64,853	$101,293	$309,902	$150,204	$178,680

$1,104,050	$319,384	$64,853	$101,293	$309,902	$150,204	$178,680
45,423	25,220	11,465	11,573	46,745	22,049	28,875
$24.31	$12.66	$5.66	$8.75	$6.63	$6.81	$6.19

$14,275,515	$2,081,811	$2,788,091	$5,599,314	$2,346,791	$4,806,051	$1,363,471

$14,275,515	$2,081,811	$2,788,091	$5,599,314	$2,346,791	$4,806,051	$1,363,471
506,444	164,086	326,217	533,176	308,098	540,640	168,223
$28.19	$12.69	$8.55	$10.50	$7.62	$8.89	$8.11

$106,747	$—	$5,329	$11,333	$9,839	$13,849	$11,966

$106,747	$—	$5,329	$11,333	$9,839	$13,849	$11,966
4,445	—	954	1,311	1,502	2,058	1,957
$24.01	$—	$5.59	$8.65	$6.55	$6.73	$6.11

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

STATEMENT OF ADDITIONAL INFORMATION	B-13

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

Assets:
Shares owned in underlying fund	1,300,234	555,233
Net asset value per share (NAV)	19.29	15.65

Total Assets (Shares x NAV)	$25,081,505	$8,689,397

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	25,982	6,384

Net Assets	$25,055,523	$8,683,013

Net Assets: Regular Contract
Contract Value in accumulation period	$15,439,333	$5,594,247

Net Assets	$15,439,333	$5,594,247
Units Outstanding	1,279,637	441,158
Unit Value (accumulation)	$12.07	$12.68

Net Assets: Contracts with Living Benefit Rider (LBR)
Contract Value in accumulation period	$313,299	$585,737

Net Assets	$313,299	$585,737
Units Outstanding	34,020	60,012
Unit Value (accumulation)	$9.21	$9.76

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$7,401,477	$1,037,011

Net Assets	$7,401,477	$1,037,011
Units Outstanding	623,747	82,850
Unit Value (accumulation)	$11.87	$12.52

Net Assets: 7 Year EDBR and LBR or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$16,495	$8,716

Net Assets	$16,495	$8,716
Units Outstanding	1,813	904
Unit Value (accumulation)	$9.10	$9.64

Net Assets: 7 Year EDBR, LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

See notes to financial statements.

B-14	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

265,112	4,153,161	76,556	700,428	1,610,841
16.41	20.69	20.49	20.46	9.42

$4,350,492	$85,928,906	$1,568,638	$14,330,750	$15,174,125

7,607	64,827	7,205	15,219	17,723

$4,342,885	$85,864,079	$1,561,433	$14,315,531	$15,156,402

$3,320,472	$63,079,591	$1,046,066	$8,675,219	$9,440,272

$3,320,472	$63,079,591	$1,046,066	$8,675,219	$9,440,272
359,085	4,754,060	111,979	684,532	847,815
$9.25	$13.27	$9.34	$12.67	$11.13

$102,373	$847,677	$164,797	$487,224	$1,788,230

$102,373	$847,677	$164,797	$487,224	$1,788,230
11,862	62,420	17,849	38,800	162,081
$8.63	$13.58	$9.23	$12.56	$11.03

$337,260	$9,766,714	$93,125	$2,168,898	$1,307,920

$337,260	$9,766,714	$93,125	$2,168,898	$1,307,920
36,951	745,735	10,063	172,404	118,329
$9.13	$13.10	$9.25	$12.58	$11.05

$4,283	$91,740	$—	$26,844	$80,664

$4,283	$91,740	$—	$26,844	$80,664
502	6,838	—	2,154	7,365
$8.53	$13.42	$—	$12.47	$10.95

$—	$40,046	$—	$—	$—

$—	$40,046	$—	$—	$—
—	3,494	—	—	—
$—	$11.46	$—	$—	$—

STATEMENT OF ADDITIONAL INFORMATION	B-15

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

	Guardian Stock	Guardian VC 500 Index
Net Assets: Contracts with any One Rider, Contract Anniversary Enhanced Death Benefit (CAEDB), LBR or EBR
Contract Value in accumulation period	$7,528,033	$4,692,688

Net Assets	$7,528,033	$4,692,688
Units Outstanding	1,007,080	511,423
Unit Value (accumulation)	$7.48	$9.18
Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
Contract Value in accumulation period	$558,986	$193,693

Net Assets	$558,986	$193,693
Units Outstanding	84,733	22,446
Unit Value (accumulation)	$6.60	$8.63
Net Assets: Contracts with CAEDB, LBR and EBR
Contract Value in accumulation period	$9,026	$27,765

Net Assets	$9,026	$27,765
Units Outstanding	909	2,553
Unit Value (accumulation)	$9.93	$10.87
Net Assets: Total
Contract Value in accumulation period	$143,671,858	$30,287,731
Contracts in Payout (annuitization) period	443,121	243,223

Net Assets	$144,114,979	$30,530,954

FIFO Cost Of Shares In Underlying Fund	$207,210,918	$25,663,072

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

	Guardian Stock	Guardian VC 500 Index
2005 Investment Income
Income:
Reinvested dividends	$1,853,453	$470,310
Expenses:
Mortality expense risk and administrative charges	2,043,792	409,936

Net investment income/(expense)	(190,339)	60,374

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(35,453,230)	223,946
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(35,453,230)	223,946
Net change in unrealized appreciation/(depreciation) of investments	39,162,644	622,866

Net realized and unrealized gain/(loss) from investments	3,709,414	846,812

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,519,075	$907,186

See notes to financial statements.

B-16	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$1,420,312	$2,440,559	$820,787	$695,401	$1,203,265	$10,011,979	$5,107,884

$1,420,312	$2,440,559	$820,787	$695,401	$1,203,265	$10,011,979	$5,107,884
131,054	198,808	82,239	44,123	75,180	746,296	477,065
$10.84	$12.28	$9.98	$15.76	$16.01	$13.42	$10.71

$70,054	$169,352	$57,365	$136,163	$31,156	$1,688,488	$239,441

$70,054	$169,352	$57,365	$136,163	$31,156	$1,688,488	$239,441
6,857	14,370	5,781	8,703	1,961	128,899	22,918
$10.22	$11.79	$9.92	$15.65	$15.89	$13.10	$10.45

$7,863	$33,335	$—	$—	$—	$460,719	$102,258

$7,863	$33,335	$—	$—	$—	$460,719	$102,258
710	2,716	—	—	—	40,960	10,480
$11.08	$12.28	$—	$—	$—	$11.25	$9.76

$13,321,033	$12,798,711	$6,322,750	$4,474,521	$5,993,676	$87,838,396	$57,375,278
51,918	198,659	135,748	151,973	45,537	1,099,874	878,214

$13,372,951	$12,997,370	$6,458,498	$4,626,494	$6,039,213	$88,938,270	$58,253,492

$11,592,030	$13,252,754	$6,597,093	$4,894,333	$6,244,716	$93,145,307	$58,924,688

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$103,381	$846,803	$191,517	$61,321	$7,238	$3,678,219	$1,813,170

186,352	186,087	94,314	58,583	79,640	1,289,958	972,794

(82,971)	660,716	97,203	2,738	(72,402)	2,388,261	840,376

(11,597)	146,052	(34,080)	61,042	175,651	(303,013)	—
—	—	—	639,821	647,862	647,008	—

(11,597)	146,052	(34,080)	700,863	823,513	343,995	—
485,144	(563,422)	(70,808)	(349,186)	(540,557)	(1,795,713)	—

473,547	(417,370)	(104,888)	351,677	282,956	(1,451,718)	—

$390,576	$243,346	$(7,685)	$354,415	$210,554	$936,543	$840,376

STATEMENT OF ADDITIONAL INFORMATION	B-17

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

Net Assets: Contracts with any One Rider, Contract Anniversary Enhanced Death Benefit (CAEDB), LBR or EBR
Contract Value in accumulation period	$8,471,321	$4,119,031

Net Assets	$8,471,321	$4,119,031
Units Outstanding	590,773	397,206
Unit Value (accumulation)	$14.34	$10.37

Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
Contract Value in accumulation period	$542,213	$276,763

Net Assets	$542,213	$276,763
Units Outstanding	39,159	30,323
Unit Value (accumulation)	$13.85	$9.13

Net Assets: Contracts with CAEDB, LBR and EBR
Contract Value in accumulation period	$41,185	$34,591

Net Assets	$41,185	$34,591
Units Outstanding	3,302	2,586
Unit Value (accumulation)	$12.47	$13.38

Net Assets: Total
Contract Value in accumulation period	$89,036,143	$36,506,026
Contracts in Payout (annuitization) period	226,286	160,921

Net Assets	$89,262,429	$36,666,947

FIFO Cost Of Shares In Underlying Fund	$77,156,758	$26,638,816

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2005 Investment Income
Income:
Reinvested dividends	$244,749	$555,752
Expenses:
Mortality expense risk and administrative charges	1,229,742	466,898

Net investment income/(expense)	(984,993)	88,854

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,162,983	1,677,343
Reinvested realized gain distributions	5,778,001	—

Net realized gain/(loss) on investments	7,940,984	1,677,343
Net change in unrealized appreciation/(depreciation) of investments	(6,422,747)	2,963,556

Net realized and unrealized gain/(loss) from investments	1,518,237	4,640,899

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$533,244	$4,729,753

See notes to financial statements.

B-18	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Government Securities Series I

$3,938,993	$4,911,920	$1,139,323	$10,102,921	$1,773,374	$853,467	$2,827,766

$3,938,993	$4,911,920	$1,139,323	$10,102,921	$1,773,374	$853,467	$2,827,766
167,803	321,585	131,945	909,243	190,440	83,235	237,538
$23.47	$15.27	$8.63	$11.11	$9.31	$10.25	$11.90

$74,693	$196,696	$131,343	$599,955	$123,909	$26,218	$678,399

$74,693	$196,696	$131,343	$599,955	$123,909	$26,218	$678,399
3,941	15,831	16,629	57,572	15,950	3,007	57,762
$18.95	$12.42	$7.90	$10.42	$7.77	$8.72	$11.74

$17,149	$3,696	$—	$19,511	$—	$—	$118,504

$17,149	$3,696	$—	$19,511	$—	$—	$118,504
865	296	—	1,650	—	—	11,159
$19.83	$12.48	$—	$11.82	$—	$—	$10.62

$31,918,286	$47,214,183	$29,433,448	$144,076,080	$11,256,215	$7,812,426	$19,358,834
53,680	186,334	97,769	1,651,671	2,620	43,006	205,407

$31,971,966	$47,400,517	$29,531,217	$145,727,751	$11,258,835	$7,855,432	$19,564,241

$22,158,869	$52,571,914	$35,559,189	$136,940,144	$10,156,491	$7,046,720	$20,380,076

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Government Securities Series I

$256,618	$107,157	$—	$673,913	$7,019	$180,152	$639,357

335,348	656,633	370,911	1,987,245	155,426	91,947	285,710

(78,730)	(549,476)	(370,911)	(1,313,332)	(148,407)	88,205	353,647

2,164,216	(2,076,915)	(3,595,587)	(7,594,356)	(1,260,123)	367,445	(83,261)
1,835,456	9,172,923	2,662,201	—	—	—	—

3,999,672	7,096,008	(933,386)	(7,594,356)	(1,260,123)	367,445	(83,261)
4,561,587	(7,322,254)	3,384,994	19,828,572	2,197,603	413,151	(217,705)

8,561,259	(226,246)	2,451,608	12,234,216	937,480	780,596	(300,966)

$8,482,529	$(775,722)	$2,080,697	$10,920,884	$789,073	$868,801	$52,681

STATEMENT OF ADDITIONAL INFORMATION	B-19

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	AIM V.I. Premier Equity Series I	Alliance Bernstein Growth & Income Class B

Net Assets: Contracts with any One Rider, Contract Anniversary Enhanced Death Benefit (CAEDB), LBR or EBR
Contract Value in accumulation period	$2,520,205	$1,216,192

Net Assets	$2,520,205	$1,216,192
Units Outstanding	330,537	103,781
Unit Value (accumulation)	$7.62	$11.72

Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
Contract Value in accumulation period	$55,038	$230,571

Net Assets	$55,038	$230,571
Units Outstanding	7,950	19,857
Unit Value (accumulation)	$6.92	$11.61

Net Assets: Contracts with CAEDB, LBR and EBR
Contract Value in accumulation period	$—	$7,965

Net Assets	$—	$7,965
Units Outstanding	—	692
Unit Value (accumulation)	$—	$11.51

Net Assets: Total
Contract Value in accumulation period	$18,972,176	$7,523,247
Contracts in Payout (annuitization) period	9,367	19,894

Net Assets	$18,981,543	$7,543,141

FIFO Cost Of Shares In Underlying Fund	$21,316,587	$6,608,229

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	AIM V.I. Premier Equity Series I	Alliance Bernstein Growth & Income Class B

2005 Investment Income
Income:
Reinvested dividends	$159,843	$99,066
Expenses:
Mortality expense risk and administrative charges	270,908	104,761

Net investment income/(expense)	(111,065)	(5,695)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,776,142)	340,138
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(1,776,142)	340,138
Net change in unrealized appreciation/(depreciation) of investments	2,659,513	(101,362)

Net realized and unrealized gain/(loss) from investments	883,371	238,776

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$772,306	$233,081

See notes to financial statements.

B-20	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class

$708,680	$246,050	$811,595	$1,430,428	$3,362,139	$5,797,409	$10,459,919

$708,680	$246,050	$811,595	$1,430,428	$3,362,139	$5,797,409	$10,459,919
61,161	24,227	65,166	102,308	134,860	456,829	788,616
$11.59	$10.16	$12.45	$13.98	$24.93	$12.69	$13.26

$75,197	$7,814	$74,582	$146,609	$435,257	$537,067	$1,116,778

$75,197	$7,814	$74,582	$146,609	$435,257	$537,067	$1,116,778
6,550	776	6,044	10,296	15,742	43,417	91,006
$11.48	$10.06	$12.34	$14.24	$27.65	$12.37	$12.27

$—	$—	$54,195	$149,510	$24,921	$256,789	$56,012

$—	$—	$54,195	$149,510	$24,921	$256,789	$56,012
—	—	4,432	12,199	1,323	20,348	3,924
$—	$—	$12.23	$12.26	$18.83	$12.62	$14.27

$3,384,503	$2,026,386	$5,911,570	$12,562,104	$34,505,732	$46,799,404	$84,305,213
—	—	698	12,242	79,512	243,261	814,061

$3,384,503	$2,026,386	$5,912,268	$12,574,346	$34,585,244	$47,042,665	$85,119,274

$2,836,495	$1,865,550	$5,080,555	$9,902,402	$28,388,854	$36,996,759	$62,386,777

Investment Divisions
Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class

$—	$—	$68,018	$58,567	$1,058,900	$449,739	$147,006

36,058	28,119	75,389	169,769	432,631	621,654	1,022,406

(36,058)	(28,119)	(7,371)	(111,202)	626,269	(171,915)	(875,400)

99,751	6,841	166,472	277,831	2,274,198	672,797	510,736
—	—	95,581	—	2,051,916	—	13,364

99,751	6,841	262,053	277,831	4,326,114	672,797	524,100
251,884	49,395	(15,864)	638,604	(1,321,150)	3,060,025	11,517,542

351,635	56,236	246,189	916,435	3,004,964	3,732,822	12,041,642

$315,577	$28,117	$238,818	$805,233	$3,631,233	$3,560,907	$11,166,242

STATEMENT OF ADDITIONAL INFORMATION	B-21

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Fidelity VIP Equity- Income Service Class	Fidelity VIP Growth Opportunities Service Class
Net Assets: Contracts with any One Rider, Contract Anniversary Enhanced Death Benefit (CAEDB), LBR or EBR
Contract Value in accumulation period	$7,916,153	$1,067,618

Net Assets	$7,916,153	$1,067,618
Units Outstanding	676,956	137,947
Unit Value (accumulation)	$11.69	$7.74
Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
Contract Value in accumulation period	$560,923	$75,883

Net Assets	$560,923	$75,883
Units Outstanding	46,722	9,784
Unit Value (accumulation)	$12.01	$7.76
Net Assets: Contracts with CAEDB, LBR and EBR
Contract Value in accumulation period	$37,033	$15,820

Net Assets	$37,033	$15,820
Units Outstanding	3,203	1,407
Unit Value (accumulation)	$11.56	$11.25
Net Assets: Total
Contract Value in accumulation period	$48,121,229	$7,526,263
Contracts in Payout (annuitization) period	385,134	11,372

Net Assets	$48,506,363	$7,537,635

FIFO Cost Of Shares In Underlying Fund	$40,137,840	$6,161,606

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Fidelity VIP Equity- Income Service Class	Fidelity VIP Growth Opportunities Service Class
2005 Investment Income
Income:
Reinvested dividends	$773,941	$71,311
Expenses:
Mortality expense risk and administrative charges	653,000	106,316

Net investment income/(expense)	120,941	(35,005)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	593,552	210,966
Reinvested realized gain distributions	1,789,110	—

Net realized gain/(loss) on investments	2,382,662	210,966
Net change in unrealized appreciation/(depreciation) of investments	(490,111)	354,445

Net realized and unrealized gain/(loss) from investments	1,892,551	565,411

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,013,492	$530,406

See notes to financial statements.

B-22	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class

$11,681,315	$2,371,879	$2,309,605	$3,384,717	$1,561,716	$3,070,307	$1,526,583

$11,681,315	$2,371,879	$2,309,605	$3,384,717	$1,561,716	$3,070,307	$1,526,583
433,920	187,293	298,198	311,061	207,728	358,055	194,944
$26.92	$12.66	$7.75	$10.88	$7.52	$8.57	$7.83

$611,548	$218,782	$63,527	$58,487	$195,107	$88,731	$118,503

$611,548	$218,782	$63,527	$58,487	$195,107	$88,731	$118,503
25,544	17,436	11,402	6,785	29,879	13,224	19,443
$23.94	$12.55	$5.57	$8.62	$6.53	$6.71	$6.10

$41,917	$13,031	$—	$3,349	$—	$4,698	$11,844

$41,917	$13,031	$—	$3,349	$—	$4,698	$11,844
2,524	1,048	—	258	—	484	1,101
$16.61	$12.43	$—	$12.98	$—	$9.70	$10.75

$95,000,949	$14,860,960	$18,833,701	$24,308,735	$14,072,665	$22,301,349	$8,127,427
293,003	187,229	26,128	67,847	2,027	50,062	22,027

$95,293,952	$15,048,189	$18,859,829	$24,376,582	$14,074,692	$22,351,411	$8,149,454

$58,978,860	$12,572,603	$17,761,305	$22,962,558	$15,470,762	$24,353,272	$6,704,553

Investment Divisions
Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class

$—	$152,017	$—	$50,890	$49,109	$319,379	$—

1,164,648	185,386	250,616	324,519	201,784	322,086	110,691

(1,164,648)	(33,369)	(250,616)	(273,629)	(152,675)	(2,707)	(110,691)

3,451,709	481,606	(3,551,223)	(1,329,154)	(1,554,671)	(3,906,515)	(881,835)
1,417,505	—	—	—	—	—	—

4,869,214	481,606	(3,551,223)	(1,329,154)	(1,554,671)	(3,906,515)	(881,835)
10,040,006	581,474	5,716,135	4,157,968	2,044,376	4,809,791	1,575,664

14,909,220	1,063,080	2,164,912	2,828,814	489,705	903,276	693,829

$13,744,572	$1,029,711	$1,914,296	$2,555,185	$337,030	$900,569	$583,138

STATEMENT OF ADDITIONAL INFORMATION	B-23

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class
Net Assets: Contracts with any One Rider, Contract Anniversary Enhanced Death Benefit (CAEDB), LBR or EBR
Contract Value in accumulation period	$1,597,849	$1,327,902

Net Assets	$1,597,849	$1,327,902
Units Outstanding	173,265	103,165
Unit Value (accumulation)	$9.22	$12.87

Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
Contract Value in accumulation period	$53,806	$118,464

Net Assets	$53,806	$118,464
Units Outstanding	5,932	12,323
Unit Value (accumulation)	$9.07	$9.61
Net Assets: Contracts with CAEDB, LBR and EBR
Contract Value in accumulation period	$70,699	$—

Net Assets	$70,699	$—
Units Outstanding	6,519	—
Unit Value (accumulation)	$10.85	$—
Net Assets: Total
Contract Value in accumulation period	$24,892,958	$8,672,077
Contracts in Payout (annuitization) period	162,565	10,936

Net Assets	$25,055,523	$8,683,013

FIFO Cost Of Shares In Underlying Fund	$25,029,290	$7,320,016

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class
2005 Investment Income
Income:
Reinvested dividends	$149,518	$—
Expenses:
Mortality expense risk and administrative charges	356,073	122,782

Net investment income/(expense)	(206,555)	(122,782)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(837,517)	(64,740)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(837,517)	(64,740)
Net change in unrealized appreciation/(depreciation) of investments	2,469,723	390,829

Net realized and unrealized gain/(loss) from investments	1,632,206	326,089

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,425,651	$203,307

See notes to financial statements.

B-24	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$503,490	$10,941,383	$235,945	$2,576,049	$1,621,202

$503,490	$10,941,383	$235,945	$2,576,049	$1,621,202
54,130	821,386	25,555	205,145	146,942
$9.30	$13.32	$9.23	$12.56	$11.03

$53,920	$446,599	$21,500	$310,258	$525,951

$53,920	$446,599	$21,500	$310,258	$525,951
6,343	33,388	2,356	24,936	48,112
$8.50	$13.38	$9.13	$12.44	$10.93

$21,087	$183,865	$—	$51,346	$183,740

$21,087	$183,865	$—	$51,346	$183,740
1,903	16,072	—	4,165	16,963
$11.08	$11.44	$—	$12.33	$10.83

$4,342,885	$85,397,615	$1,561,433	$14,295,838	$14,947,979
—	466,464	—	19,693	208,423

$4,342,885	$85,864,079	$1,561,433	$14,315,531	$15,156,402

$3,695,203	$77,068,891	$1,144,924	$11,744,017	$15,351,074

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$18,528	$1,744,788	$—	$110,362	$595,809

53,648	1,143,817	20,082	182,483	212,424

(35,120)	600,971	(20,082)	(72,121)	383,385

(38,407)	884,701	112,569	453,940	(110,261)
—	3,420,651	—	311,634	—

(38,407)	4,305,352	112,569	765,574	(110,261)
324,586	(3,628,460)	85,164	387,570	17,287

286,179	676,892	197,733	1,153,144	(92,974)

$251,059	$1,277,863	$177,651	$1,081,023	$290,411

STATEMENT OF ADDITIONAL INFORMATION	B-25

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005

	Guardian Stock	Guardian VC 500 Index

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$844,371	$82,078
Net realized gain/(loss) from sale of investments	(20,284,266)	(225,531)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	27,122,332	2,832,469

Net increase/(decrease) resulting from operations	7,682,437	2,689,016

2004 Contract Transactions
Net contract purchase payments	9,524,564	6,044,662
Transfers between investment divisions	(11,629,801)	(2,051,299)
Transfers on account of death	(692,059)	(84,901)
Contract fees	(242,397)	(23,761)
Transfers of annuity benefits, surrenders and partial withdrawals	(16,743,618)	(2,006,086)
Transfers–other	18,296	(3,035)

Net increase/(decrease) from contract transactions	(19,765,015)	1,875,580

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(12,082,578)	4,564,596
Net Assets at December 31, 2003	189,854,843	27,029,671

Net Assets at December 31, 2004	$177,772,265	$31,594,267

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(190,339)	$60,374
Net realized gain/(loss) from sale of investments	(35,453,230)	223,946
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	39,162,644	622,866

Net increase/(decrease) resulting from operations	3,519,075	907,186

2005 Contract Transactions
Net contract purchase payments	4,772,881	963,334
Transfers between investment divisions	(17,327,707)	335,574
Transfers on account of death	(572,485)	(107,938)
Contract fees	(210,536)	(21,803)
Transfers of annuity benefits, surrenders and partial withdrawals	(23,840,411)	(3,139,673)
Transfers–other	1,897	7

Net increase/(decrease) from contract transactions	(37,176,361)	(1,970,499)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(33,657,286)	(1,063,313)
Net Assets at December 31, 2004	177,772,265	31,594,267

Net Assets at December 31, 2005	$144,114,979	$30,530,954

See notes to financial statements.

B-26	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$(26,536)	$749,026	$37,511	$(2,763)	$(53,047)	$2,866,762	$(396,924)
(274,370)	287,434	3,134	91,056	222,642	308,695	—
—	—	—	226,943	483,077	1,032,734	—
1,508,667	(67,143)	(54,493)	(7,268)	170,119	(1,367,564)	—

1,207,761	969,317	(13,848)	307,968	822,791	2,840,627	(396,924)

1,249,130	1,920,977	1,244,689	656,878	1,375,405	8,447,901	25,126,282
372,175	1,416,655	4,234,695	1,520,592	280,241	(7,539,756)	(26,235,986)
(20,988)	(142,144)	—	—	(24,011)	(1,286,377)	(810,145)
(11,524)	(6,046)	(544)	(951)	(5,319)	(57,673)	(50,760)
(1,316,043)	(875,357)	(608,629)	(82,203)	(238,794)	(10,164,925)	(17,235,808)
(115)	1,286	(15)	32	(419)	3,383	650

272,635	2,315,371	4,870,196	2,094,348	1,387,103	(10,597,447)	(19,205,767)

—	—	—	—	—	—	226,162

1,480,396	3,284,688	4,856,348	2,402,316	2,209,894	(7,756,820)	(19,376,529)
13,360,719	11,707,474	2,011,857	1,316,022	3,427,690	109,257,016	91,614,566

$14,841,115	$14,992,162	$6,868,205	$3,718,338	$5,637,584	$101,500,196	$72,238,037

$(82,971)	$660,716	$97,203	$2,738	$(72,402)	$2,388,261	$840,376
(11,597)	146,052	(34,080)	61,042	175,651	(303,013)	—
—	—	—	639,821	647,862	647,008	—
485,144	(563,422)	(70,808)	(349,186)	(540,557)	(1,795,713)	—

390,576	243,346	(7,685)	354,415	210,554	936,543	840,376

376,852	429,822	96,434	168,310	413,630	1,846,356	3,948,138
(279,023)	(606,065)	88,623	889,703	364,298	(899,742)	(965,704)
(67,884)	(163,228)	—	—	(21,259)	(801,921)	(352,177)
(11,261)	(5,713)	(1,105)	(2,575)	(3,401)	(52,393)	(43,339)
(1,878,222)	(1,892,923)	(585,888)	(501,387)	(561,202)	(13,591,601)	(17,532,036)
798	(31)	(86)	(310)	(991)	832	115,430

(1,858,740)	(2,238,138)	(402,022)	553,741	191,075	(13,498,469)	(14,829,688)

—	—	—	—	—	—	4,767

(1,468,164)	(1,994,792)	(409,707)	908,156	401,629	(12,561,926)	(13,984,545)
14,841,115	14,992,162	6,868,205	3,718,338	5,637,584	101,500,196	72,238,037

$13,372,951	$12,997,370	$6,458,498	$4,626,494	$6,039,213	$88,938,270	$58,253,492

STATEMENT OF ADDITIONAL INFORMATION	B-27

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(919,951)	$(337,020)
Net realized gain/(loss) from sale of investments	(88,644)	789,304
Reinvested realized gain distributions	3,433,638	—
Net change in unrealized appreciation/(depreciation) of investments	9,659,608	3,944,383

Net increase/(decrease) resulting from operations	12,084,651	4,396,667

2004 Contract Transactions
Net contract purchase payments	8,623,314	3,418,084
Transfers between investment divisions	3,885,427	2,519,896
Transfers on account of death	(996,807)	(146,769)
Contract fees	(61,486)	(21,868)
Transfers of annuity benefits, surrenders and partial withdrawals	(7,495,893)	(2,723,901)
Transfers–other	21,902	1,356

Net increase/(decrease) from contract transactions	3,976,457	3,046,798

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	16,061,108	7,443,465
Net Assets at December 31, 2003	82,906,543	27,350,905

Net Assets at December 31, 2004	$98,967,651	$34,794,370

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(984,993)	$88,854
Net realized gain/(loss) from sale of investments	2,162,983	1,677,343
Reinvested realized gain distributions	5,778,001	—
Net change in unrealized appreciation/(depreciation) of investments	(6,422,747)	2,963,556

Net increase/(decrease) resulting from operations	533,244	4,729,753

2005 Contract Transactions
Net contract purchase payments	2,895,475	1,606,644
Transfers between investment divisions	(1,003,669)	(129,443)
Transfers on account of death	(443,582)	(166,791)
Contract fees	(62,200)	(24,534)
Transfers of annuity benefits, surrenders and partial withdrawals	(11,627,036)	(4,143,021)
Transfers–other	2,546	(31)

Net increase/(decrease) from contract transactions	(10,238,466)	(2,857,176)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(9,705,222)	1,872,577
Net Assets at December 31, 2004	98,967,651	34,794,370

Net Assets at December 31, 2005	$89,262,429	$36,666,947

See notes to financial statements.

B-28	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Capital Appreciation Series I	AIM V.I. Utilities Series I	AIM V.I. Government Securities Series I

$(193,945)	$(676,494)	$(384,347)	$(1,590,566)	$(170,435)	$55,847	$522,314
418,521	478,148	(2,398,822)	(10,448,816)	(1,461,770)	(404,925)	22,767
414,409	8,957,851	—	—	—	—	—
2,696,666	(2,343,187)	5,514,904	27,786,239	2,247,287	1,162,732	(289,075)

3,335,651	6,416,318	2,731,735	15,746,857	615,082	813,654	256,006

2,210,759	4,619,864	2,026,985	6,960,720	950,930	340,174	2,345,557
2,719,432	3,193,202	(630,154)	(2,167,546)	(368,588)	1,278,203	(4,140,855)
(93,511)	(204,694)	(281,346)	(695,195)	(35,720)	(21,307)	(96,562)
(12,197)	(43,796)	(28,893)	(118,730)	(12,445)	(2,864)	(10,179)
(1,113,293)	(4,145,882)	(2,145,242)	(16,887,977)	(990,361)	(327,257)	(1,582,086)
(429)	18,266	1,854	16,121	3,549	(187)	(6,298)

3,710,761	3,436,960	(1,056,796)	(12,892,607)	(452,635)	1,266,762	(3,490,423)

—	—	—	—	—	—	—

7,046,412	9,853,278	1,674,939	2,854,250	162,447	2,080,416	(3,234,417)
13,240,789	45,423,672	28,316,062	155,439,468	12,519,695	3,161,952	25,567,761

$20,287,201	$55,276,950	$29,991,001	$158,293,718	$12,682,142	$5,242,368	$22,333,344

$(78,730)	$(549,476)	$(370,911)	$(1,313,332)	$(148,407)	$88,205	$353,647
2,164,216	(2,076,915)	(3,595,587)	(7,594,356)	(1,260,123)	367,445	(83,261)
1,835,456	9,172,923	2,662,201	—	—	—	—
4,561,587	(7,322,254)	3,384,994	19,828,572	2,197,603	413,151	(217,705)

8,482,529	(775,722)	2,080,697	10,920,884	789,073	868,801	52,681

791,535	1,871,249	1,344,556	3,588,843	274,583	205,586	544,703
4,959,093	(2,989,689)	30,191	(4,346,127)	(999,617)	2,210,180	(726,100)
(21,958)	(100,636)	(125,647)	(1,291,228)	(26,055)	(21,274)	(103,816)
(15,450)	(42,817)	(27,899)	(111,284)	(11,883)	(5,527)	(9,282)
(2,517,227)	(5,838,583)	(3,762,337)	(21,326,094)	(1,449,595)	(637,787)	(2,527,257)
6,243	(235)	655	(961)	187	(6,915)	(32)

3,202,236	(7,100,711)	(2,540,481)	(23,486,851)	(2,212,380)	1,744,263	(2,821,784)

—	—	—	—	—	—	—

11,684,765	(7,876,433)	(459,784)	(12,565,967)	(1,423,307)	2,613,064	(2,769,103)
20,287,201	55,276,950	29,991,001	158,293,718	12,682,142	5,242,368	22,333,344

$31,971,966	$47,400,517	$29,531,217	$145,727,751	$11,258,835	$7,855,432	$19,564,241

STATEMENT OF ADDITIONAL INFORMATION	B-29

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	AIM V.I. Premier Equity Series I	Alliance Bernstein Growth & Income Class B

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(207,850)	$(44,062)
Net realized gain/(loss) from sale of investments	(1,785,504)	205,623
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	2,902,964	477,600

Net increase/(decrease) resulting from operations	909,610	639,161

2004 Contract Transactions
Net contract purchase payments	638,174	1,166,812
Transfers between investment divisions	(1,146,123)	2,047,521
Transfers on account of death	(216,705)	—
Contract fees	(21,302)	(3,155)
Transfers of annuity benefits, surrenders and partial withdrawals	(2,166,354)	(445,289)
Transfers–other	397	2,021

Net increase/(decrease) from contract transactions	(2,911,913)	2,767,910

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,002,303)	3,407,071
Net Assets at December 31, 2003	24,484,546	4,591,563

Net Assets at December 31, 2004	$22,482,243	$7,998,634

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(111,065)	$(5,695)
Net realized gain/(loss) from sale of investments	(1,776,142)	340,138
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	2,659,513	(101,362)

Net increase/(decrease) resulting from operations	772,306	233,081

2005 Contract Transactions
Net contract purchase payments	445,339	347,021
Transfers between investment divisions	(2,003,490)	(175,166)
Transfers on account of death	(57,084)	(63,756)
Contract fees	(18,476)	(4,044)
Transfers of annuity benefits, surrenders and partial withdrawals	(2,639,626)	(792,627)
Transfers–other	331	(2)

Net increase/(decrease) from contract transactions	(4,273,006)	(688,574)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(3,500,700)	(455,493)
Net Assets at December 31, 2004	22,482,243	7,998,634

Net Assets at December 31, 2005	$18,981,543	$7,543,141

See notes to financial statements.

B-30	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Large Cap Growth Class B	Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class

$(33,517)	$(35,115)	$(21,850)	$(132,448)	$491,893	$(226,559)	$(697,249)
122,183	73,207	120,164	63,163	641,354	115,379	(83,478)
—	—	—	—	1,107,719	—	—
87,168	(17,273)	399,568	1,095,700	5,117,097	4,561,818	9,007,103

175,834	20,819	497,882	1,026,415	7,358,063	4,450,638	8,226,376

367,565	447,779	1,227,406	1,020,437	3,331,800	4,205,581	7,617,628
339,117	140,634	1,038,622	528,368	5,820,447	2,311,959	9,370,310
—	—	—	(24,319)	(81,069)	(473,731)	(366,520)
(879)	(1,510)	(978)	(9,986)	(12,658)	(22,946)	(42,283)
(283,099)	(136,426)	(191,661)	(1,023,724)	(1,797,260)	(3,852,774)	(4,723,256)
52	(305)	981	57	2,137	8,660	(7,984)

422,756	450,172	2,074,370	490,833	7,263,397	2,176,749	11,847,895

—	—	—	—	—	—	—

598,590	470,991	2,572,252	1,517,248	14,621,460	6,627,387	20,074,271
2,006,514	2,241,159	2,644,847	11,615,188	18,209,313	39,565,949	50,566,777

$2,605,104	$2,712,150	$5,217,099	$13,132,436	$32,830,773	$46,193,336	$70,641,048

$(36,058)	$(28,119)	$(7,371)	$(111,202)	$626,269	$(171,915)	$(875,400)
99,751	6,841	166,472	277,831	2,274,198	672,797	510,736
—	—	95,581	—	2,051,916	—	13,364
251,884	49,395	(15,864)	638,604	(1,321,150)	3,060,025	11,517,542

315,577	28,117	238,818	805,233	3,631,233	3,560,907	11,166,242

59,348	71,432	179,809	274,763	845,749	882,354	2,059,436
607,211	(488,305)	644,893	22,305	1,297,886	1,896,566	10,183,130
—	(295)	(56,297)	(43,321)	(315,986)	(300,367)	(341,640)
(1,238)	(1,984)	(1,650)	(9,582)	(17,047)	(24,260)	(51,031)
(201,866)	(294,229)	(310,438)	(1,607,372)	(3,688,633)	(5,165,782)	(8,541,099)
367	(500)	34	(116)	1,269	(89)	3,188

463,822	(713,881)	456,351	(1,363,323)	(1,876,762)	(2,711,578)	3,311,984

—	—	—	—	—	—	—

779,399	(685,764)	695,169	(558,090)	1,754,471	849,329	14,478,226
2,605,104	2,712,150	5,217,099	13,132,436	32,830,773	46,193,336	70,641,048

$3,384,503	$2,026,386	$5,912,268	$12,574,346	$34,585,244	$47,042,665	$85,119,274

STATEMENT OF ADDITIONAL INFORMATION	B-31

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Fidelity VIP Equity- Income Service Class	Fidelity VIP Growth Opportunities Service Class

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,774)	$(85,108)
Net realized gain/(loss) from sale of investments	(58,513)	(555,287)
Reinvested realized gain distributions	160,694	—
Net change in unrealized appreciation/(depreciation) of investments	4,460,289	1,142,272

Net increase/(decrease) resulting from operations	4,549,696	501,877

2004 Contract Transactions
Net contract purchase payments	4,857,394	956,476
Transfers between investment divisions	4,250,866	(1,218,893)
Transfers on account of death	(331,769)	—
Contract fees	(23,281)	(11,045)
Transfers of annuity benefits, surrenders and partial withdrawals	(3,850,750)	(501,811)
Transfers–other	4,996	(119)

Net increase/(decrease) from contract transactions	4,907,456	(775,392)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	9,457,152	(273,515)
Net Assets at December 31, 2003	41,836,372	9,054,675

Net Assets at December 31, 2004	$51,293,524	$8,781,160

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$120,941	$(35,005)
Net realized gain/(loss) from sale of investments	593,552	210,966
Reinvested realized gain distributions	1,789,110	—
Net change in unrealized appreciation/(depreciation) of investments	(490,111)	354,445

Net increase/(decrease) resulting from operations	2,013,492	530,406

2005 Contract Transactions
Net contract purchase payments	1,181,300	197,217
Transfers between investment divisions	58,721	(1,301,623)
Transfers on account of death	(484,371)	(8,943)
Contract fees	(24,307)	(7,804)
Transfers of annuity benefits, surrenders and partial withdrawals	(5,529,368)	(653,142)
Transfers–other	(2,628)	364

Net increase/(decrease) from contract transactions	(4,800,653)	(1,773,931)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,787,161)	(1,243,525)
Net Assets at December 31, 2004	51,293,524	8,781,160

Net Assets at December 31, 2005	$48,506,363	$7,537,635

See notes to financial statements.

B-32	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Mid Cap Growth Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Large Cap Growth Institutional Shares	Janus Aspen Worldwide Growth Institutional Shares	MFS Emerging Growth Initial Class

$(938,248)	$(18,919)	$(264,767)	$(274,413)	$(217,771)	$(105,575)	$(124,319)
814,967	157,567	(5,738,370)	(1,673,519)	(2,161,502)	(4,021,249)	(2,153,639)
—	—	—	—	—	—	—
15,077,638	1,143,352	9,276,782	5,638,924	2,852,108	4,923,208	3,210,080

14,954,357	1,282,000	3,273,645	3,690,992	472,835	796,384	932,122

8,335,372	2,274,625	1,055,739	1,014,165	849,899	1,274,763	750,531
10,316,561	3,931,327	(2,120,610)	(1,270,502)	(994,798)	(2,539,868)	(727,680)
(451,601)	(23,093)	(34,283)	(59,428)	(134,180)	(146,987)	(36,875)
(45,585)	(3,491)	(37,365)	(27,122)	(22,169)	(30,388)	(11,478)
(5,155,089)	(553,407)	(1,714,693)	(1,951,976)	(2,165,690)	(2,396,277)	(652,426)
14,226	1,168	10,914	(1,965)	7,227	2,130	2,971

13,013,884	5,627,129	(2,840,298)	(2,296,828)	(2,459,711)	(3,836,627)	(674,957)

—	—	—	—	—	—	—

27,968,241	6,909,129	433,347	1,394,164	(1,986,876)	(3,040,243)	257,165
55,986,257	5,123,933	19,519,927	23,699,998	19,337,491	30,057,760	8,873,965

$83,954,498	$12,033,062	$19,953,274	$25,094,162	$17,350,615	$27,017,517	$9,131,130

$(1,164,648)	$(33,369)	$(250,616)	$(273,629)	$(152,675)	$(2,707)	$(110,691)
3,451,709	481,606	(3,551,223)	(1,329,154)	(1,554,671)	(3,906,515)	(881,835)
1,417,505	—	—	—	—	—	—
10,040,006	581,474	5,716,135	4,157,968	2,044,376	4,809,791	1,575,664

13,744,572	1,029,711	1,914,296	2,555,185	337,030	900,569	583,138

2,405,614	477,506	612,847	645,750	354,888	556,340	225,879
5,086,219	2,887,780	(1,160,773)	(771,492)	(1,858,439)	(2,897,467)	(530,674)
(363,576)	(43,082)	(83,737)	(90,586)	(63,436)	(151,366)	(23,943)
(55,333)	(6,285)	(34,333)	(24,931)	(18,687)	(25,630)	(9,806)
(9,479,361)	(1,330,238)	(2,341,411)	(3,031,863)	(2,027,209)	(3,048,939)	(1,226,129)
1,319	(265)	(334)	357	(70)	387	(141)

(2,405,118)	1,985,416	(3,007,741)	(3,272,765)	(3,612,953)	(5,566,675)	(1,564,814)

—	—	—	—	—	—	—

11,339,454	3,015,127	(1,093,445)	(717,580)	(3,275,923)	(4,666,106)	(981,676)
83,954,498	12,033,062	19,953,274	25,094,162	17,350,615	27,017,517	9,131,130

$95,293,952	$15,048,189	$18,859,829	$24,376,582	$14,074,692	$22,351,411	$8,149,454

STATEMENT OF ADDITIONAL INFORMATION	B-33

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(210,892)	$(159,020)
Net realized gain/(loss) from sale of investments	(902,231)	(330,244)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,756,863	950,632

Net increase/(decrease) resulting from operations	2,643,740	461,368

2004 Contract Transactions
Net contract purchase payments	998,633	673,033
Transfers between investment divisions	(952,025)	(425,875)
Transfers on account of death	(288,959)	(35,524)
Contract fees	(29,427)	(8,708)
Transfers of annuity benefits, surrenders and partial withdrawals	(3,216,216)	(995,201)
Transfers–other	(1,888)	(240)

Net increase/(decrease) from contract transactions	(3,489,882)	(792,515)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(846,142)	(331,147)
Net Assets at December 31, 2003	29,961,473	11,493,342

Net Assets at December 31, 2004	$29,115,331	$11,162,195

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(206,555)	$(122,782)
Net realized gain/(loss) from sale of investments	(837,517)	(64,740)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	2,469,723	390,829

Net increase/(decrease) resulting from operations	1,425,651	203,307

2005 Contract Transactions
Net contract purchase payments	506,203	251,669
Transfers between investment divisions	(1,434,145)	(1,688,156)
Transfers on account of death	(117,996)	(34,254)
Contract fees	(26,953)	(6,985)
Transfers of annuity benefits, surrenders and partial withdrawals	(4,413,143)	(1,204,200)
Transfers–other	575	(563)

Net increase/(decrease) from contract transactions	(5,485,459)	(2,682,489)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(4,059,808)	(2,479,182)
Net Assets at December 31, 2004	29,115,331	11,162,195

Net Assets at December 31, 2005	$25,055,523	$8,683,013

See notes to financial statements.

B-34	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Growth & Income Class II	Van Kampen Life Investment Trust Government Class II

$(12,217)	$193,626	$(20,827)	$(71,592)	$460,573
(135,505)	182,838	51,845	178,820	(77,935)
—	—	—	—	—
598,893	7,191,255	79,500	1,140,534	(20,383)

451,171	7,567,719	110,518	1,247,762	362,255

148,209	8,772,334	48,429	1,819,396	2,040,195
591,290	8,622,391	(137,688)	2,740,612	189,034
(8,908)	(558,510)	—	(41,195)	(124,630)
(2,818)	(35,615)	(669)	(4,456)	(6,234)
(212,717)	(5,454,072)	(82,039)	(785,717)	(887,318)
592	16,337	(2,000)	247	5,522

515,648	11,362,865	(173,967)	3,728,887	1,216,569

—	—	—	—	—

966,819	18,930,584	(63,449)	4,976,649	1,578,824
2,983,553	67,341,306	1,619,631	7,195,595	14,480,420

$3,950,372	$86,271,890	$1,556,182	$12,172,244	$16,059,244

$(35,120)	$600,971	$(20,082)	$(72,121)	$383,385
(38,407)	884,701	112,569	453,940	(110,261)
—	3,420,651	—	311,634	—
324,586	(3,628,460)	85,164	387,570	17,287

251,059	1,277,863	177,651	1,081,023	290,411

57,151	2,008,289	35,832	557,276	385,708
434,285	5,353,280	61,317	1,779,291	199,591
(3,283)	(727,006)	(2,004)	(61,877)	(176,495)
(3,943)	(39,550)	(712)	(6,812)	(5,852)
(343,015)	(8,279,348)	(266,693)	(1,205,940)	(1,596,255)
259	(1,339)	(140)	326	50

141,454	(1,685,674)	(172,400)	1,062,264	(1,193,253)

—	—	—	—	—

392,513	(407,811)	5,251	2,143,287	(902,842)
3,950,372	86,271,890	1,556,182	12,172,244	16,059,244

$4,342,885	$85,864,079	$1,561,433	$14,315,531	$15,156,402

STATEMENT OF ADDITIONAL INFORMATION	B-35

THE GUARDIAN SEPARATE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (December 31, 2005)

NOTE 1 — ORGANIZATION

The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996 and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the forty-three investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment divisions, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

The forty-three investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund (GHYBF)

The Guardian VC Low Duration Bond Fund

The Guardian UBS VC Large Cap Value Fund

The Guardian UBS VC Small Cap Value Fund

The Guardian Bond Fund, Inc. (GBF)

The Guardian Cash Fund, Inc. (GCF)

Gabelli Capital Asset Fund (GCAF)

Baillie Gifford International Growth Fund (BGIGF)

Baillie Gifford Emerging Markets Fund (BGEMF)

The Guardian Small Cap Stock Fund (GSCSF)

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

AIM V.I. Capital Appreciation Fund Series I

AIM V.I. Utilities Fund Series I

AIM V.I. Government Securities Fund Series I.

AIM V.I. Premier Equity Fund Series I

AllianceBernstein Growth & Income Portfolio Class B

AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)

AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio
Class B)

AllianceBernstein Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Templeton Growth Securities Fund Class 2

Janus Aspen Mid Cap Growth Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)

Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)

Janus Aspen Worldwide Growth Portfolio Institutional Shares

MFS Emerging Growth Series Initial Class

MFS Investors Trust Series Initial Class

MFS New Discovery Series Initial Class

MFS Research Series Initial Class

MFS Total Return Series Initial Class

Prudential Jennison Portfolio Class II

Van Kampen Life Investment Trust Growth & Income Portfolio Class II

Van Kampen Life Investment Trust Government Portfolio Class II

A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

B-36	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefits guarantee) and other policy benefits. Additional assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

Pursuant to agreement with the New York State Insurance Department, GIAC had an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which seeks to insure the reserves held for contracts in the payout period. GIAC maintained assets in each of its separate accounts for the mortality risk associated with contracts maintenance and invested in the GCF subdivision of each separate account. The New York State Insurance Department granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed and transferred to the general account of the GIAC and was invested in bonds. At December 31, 2005, the AMFF balance in the GCF subdivision of Separate Account E was $0.

STATEMENT OF ADDITIONAL INFORMATION	B-37

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

	Purchases	Sales
The Guardian Stock Fund	$1,910,233	$39,873,142
The Guardian VC 500 Index Fund	2,007,358	4,027,546
The Guardian VC Asset Allocation Fund	723,524	2,718,884
The Guardian VC High Yield Bond Fund	2,390,378	4,011,714
The Guardian VC Low Duration Bond Fund	1,945,776	2,266,280
The Guardian UBS VC Large Cap Value Fund	2,375,422	1,190,539
The Guardian UBS VC Small Cap Value Fund	2,280,848	1,534,672
The Guardian Bond Fund, Inc.	5,834,098	16,647,339
The Guardian Cash Fund, Inc.	17,567,083	38,391,776
Gabelli Capital Asset Fund	7,966,568	13,742,284
Baillie Gifford International Growth Fund	3,041,246	5,922,669
Baillie Gifford Emerging Markets Fund	9,655,784	4,751,474
The Guardian Small Cap Stock Fund	11,210,346	9,870,978
Value Line Centurion Fund	4,324,801	4,673,080
Value Line Strategic Asset Management Trust	1,750,214	27,073,152
AIM V.I. Capital Appreciation Fund Series I	477,292	2,882,652
AIM V.I. Utilities Fund Series I	4,549,232	2,734,817
AIM V.I. Government Securities Fund Series I	1,291,775	3,844,202
AIM V.I. Premier Equity Fund Series I	264,945	4,728,108
AllianceBernstein Growth & Income Portfolio Class B	899,812	1,629,320
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)	975,714	561,892
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)	478,189	1,232,070
AllianceBernstein Value Portfolio Class B	1,046,102	526,152
Davis Financial Portfolio	598,725	2,123,480
Davis Real Estate Portfolio	6,832,062	6,138,008
Davis Value Portfolio	2,798,139	5,829,978
Fidelity VIP Contrafund Portfolio Service Class	7,981,116	5,748,761
Fidelity VIP Equity-Income Portfolio Service Class	3,879,806	6,937,408
Fidelity VIP Growth Opportunities Portfolio Service Class	367,376	2,209,997
Fidelity VIP Mid Cap Portfolio Service Class	6,772,820	9,180,434
Templeton Growth Securities Fund Class 2	3,350,934	1,433,501
Janus Aspen MidCap Growth Portfolio Institutional Shares	382,485	3,710,226
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)	1,035,140	4,667,015
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)	238,992	4,062,836
Janus Aspen Worldwide Growth Portfolio Institutional Shares	364,274	6,031,570
MFS Emerging Growth Series Initial Class	225,811	1,940,625
MFS Investors Trust Series Initial Class	371,719	6,157,661
MFS New Discovery Series Initial Class	282,744	3,135,232
MFS Research Series Initial Class	751,725	661,744
MFS Total Return Series Initial Class	11,125,406	9,065,641
Prudential Jennison Portfolio Class II	170,231	372,632
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	2,589,045	1,324,786
Van Kampen Life Investment Trust Government Portfolio Class II	1,395,251	2,252,696

Total	$136,480,541	$277,818,973

B-38	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2004 and 2005, contract fees amounted to $1,126,981 and $1,090,237, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Living Benefit Rider with an annual rate of .25%.

b)	7 Year Enhanced Death Benefit Rider, with an annual rate of .20%;

c)	7 Year Enhanced Death Benefit Rider and Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .45%;

d)	7 Year Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .70%;

e)	Contracts with any one, Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider or Enhanced Benefit Rider, with an annual rate of .25%.

f)	Contracts with any two, Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .50%;

g)	Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .75%

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, at an annual rate of .20%.

(3)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, GHYBF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, GBF, GCF and GSCSF each have an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIGF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Corporation, MFS Investment Management, Prudential Investments Fund Management LLC and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets. The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

STATEMENT OF ADDITIONAL INFORMATION	B-39

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first six contract years for both a Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for six years:

Numbers of Contract Years Completed	Contingent Deferred Sales Charge Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0%

For the years ended December 31, 2005 and 2004, contingent deferred sales charges were $2,631,570 and $2,417,942.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
The Guardian Stock Fund	499,456	4,493,643	(3,994,187)	1,067,844	3,228,469	(2,160,625)
The Guardian VC 500 Index Fund	169,462	392,258	(222,796)	737,014	492,228	244,786
The Guardian VC Asset Allocation Fund	36,458	210,702	(174,244)	173,649	145,072	28,577
The Guardian VC High Yield Bond Fund	39,001	220,225	(181,224)	280,564	95,752	184,812
The Guardian VC Low Duration Bond Fund	54,388	86,263	(31,875)	546,593	67,770	478,823
The Guardian UBS VC Large Cap Value Fund	68,791	33,229	35,562	156,886	10,768	146,118
The Guardian UBS VC Small Cap Value Fund	52,924	38,372	14,552	130,396	28,161	102,235
The Guardian Bond Fund, Inc.	147,230	1,091,227	(943,997)	640,409	1,433,037	(792,628)
The Guardian Cash Fund, Inc.	384,759	1,691,716	(1,306,957)	2,201,480	3,901,118	(1,699,638)
Gabelli Capital Asset Fund	178,383	727,833	(549,450)	757,521	504,674	252,847
Baillie Gifford International Growth Fund	180,631	420,522	(239,891)	597,516	298,766	298,750
Baillie Gifford Emerging Markets Fund	371,059	167,540	203,519	403,102	109,964	293,138
The Guardian Small Cap Stock Fund	132,347	622,712	(490,365)	570,979	333,490	237,489
Value Line Centurion Fund	146,201	392,041	(245,840)	211,448	331,938	(120,490)
Value Line Strategic Asset Management Trust	240,282	1,831,315	(1,591,033)	524,026	1,464,855	(940,829)
AIM V.I. Capital Appreciation Fund Series I	31,754	286,305	(254,551)	115,261	171,043	(55,782)
AIM V.I. Utilities Fund Series I	239,754	67,075	172,679	194,055	46,462	147,593
AIM V.I. Government Securities Fund Series I	58,844	294,436	(235,592)	197,781	504,684	(306,903)
AIM V.I. Premier Equity Fund Series I	61,411	649,633	(588,222)	92,115	513,904	(421,789)
AllianceBernstein Growth & Income Portfolio Class B	35,867	92,151	(56,284)	303,684	43,697	259,987
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)	73,780	36,976	36,804	73,875	28,991	44,884
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)	7,793	80,717	(72,924)	63,318	24,545	38,773

B-40	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	2005			2004
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AllianceBernstein Value Portfolio Class B	71,914	32,319	39,595	204,778	18,540	186,238
Davis Financial Portfolio	32,817	143,124	(110,307)	143,808	105,187	38,621
Davis Real Estate Portfolio	101,434	186,967	(85,533)	527,569	112,477	415,092
Davis Value Portfolio	250,546	480,100	(229,554)	619,477	431,524	187,953
Fidelity VIP Contrafund Portfolio Service Class	1,039,504	767,066	272,438	1,662,155	546,579	1,115,576
Fidelity VIP Equity-Income Portfolio Service Class	142,190	579,067	(436,877)	902,230	424,061	478,169
Fidelity VIP Growth Opportunities Portfolio Service Class	27,738	278,799	(251,061)	175,306	288,359	(113,053)
Fidelity VIP Mid Cap Portfolio Service Class	299,458	394,344	(94,886)	892,559	275,353	617,206
Templeton Growth Securities Fund Class 2	288,371	120,549	167,822	574,405	62,398	512,007
Janus Aspen MidCap Growth Portfolio Institutional Shares	78,395	470,171	(391,776)	158,772	596,134	(437,362)
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)	65,269	400,439	(335,170)	147,150	415,090	(267,940)
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)	48,143	544,591	(496,448)	119,850	468,713	(348,863)
Janus Aspen Worldwide Growth Portfolio Institutional Shares	65,680	726,817	(661,137)	156,730	638,487	(481,757)
MFS Emerging Growth Series Initial Class	30,404	239,859	(209,455)	110,831	211,256	(100,425)
MFS Investors Trust Series Initial Class	44,930	536,272	(491,342)	104,074	438,685	(334,611)
MFS New Discovery Series Initial Class	21,739	256,597	(234,858)	65,612	142,466	(76,854)
MFS Research Series Initial Class	59,048	43,815	15,233	96,759	34,517	62,242
MFS Total Return Series Initial Class	570,079	698,693	(128,614)	1,441,494	500,736	940,758
Prudential Jennison Portfolio Class II	14,121	34,462	(20,341)	7,682	30,712	(23,030)
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	200,505	106,946	93,559	425,915	80,653	345,262
Van Kampen Life Investment Trust Government Portfolio Class II	55,982	163,665	(107,683)	216,681	116,116	100,565

STATEMENT OF ADDITIONAL INFORMATION	B-41

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 6 — UNIT VALUES

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract owners accounts through redemption of units.

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
The Guardian Stock Fund
2005	10,324,426	$10.11	$104,330,374	1.25%	1.18%	2.99%
2004	12,830,218	9.81	125,884,257	1.25%	1.80%	4.68%
2003	14,206,240	9.37	133,159,076	1.25%	0.96%	19.93%
2002	15,217,940	7.82	118,938,872	1.25%	0.84%	-21.82%
2001	17,443,809	10.00	174,492,649	1.25%	0.24%	-22.43%
The Guardian VC 500 Index Fund
2005	2,020,931	$9.32	$18,838,969	1.25%	1.54%	3.23%
2004	2,103,241	9.03	18,992,214	1.25%	1.65%	9.20%
2003	2,015,390	8.27	16,665,239	1.25%	1.57%	26.65%
2002	1,593,425	6.53	10,403,786	1.25%	2.00%	-23.38%
2001	1,222,853	8.52	10,421,474	1.25%	1.31%	-13.03%
The Guardian VC Asset Allocation Fund
2005	810,866	$11.01	$8,927,888	1.25%	0.74%	3.05%
2004	898,754	10.68	9,602,335	1.25%	1.19%	8.92%
2003	858,334	9.81	8,419,081	1.25%	2.90%	26.10%
2002	759,471	7.78	5,907,353	1.25%	1.92%	-20.87%
2001	827,036	9.83	8,131,135	1.25%	1.30%	-10.17%
The Guardian VC High Yield Bond Fund
2005	686,080	$12.47	$8,556,476	1.25%	6.11%	2.01%
2004	803,930	12.23	9,828,408	1.25%	7.12%	7.85%
2003	712,688	11.34	8,078,836	1.25%	7.27%	16.48%
2002	358,130	9.73	3,485,438	1.25%	7.84%	0.00%
2001	318,819	9.73	3,102,048	1.25%	12.38%	2.26%
The Guardian VC Low Duration Bond Fund(8)
2005	298,574	$10.04	$2,997,376	1.25%	2.78%	-0.01%
2004	345,333	10.04	3,467,256	1.25%	2.16%	-0.35%
2003	119,694	10.08	1,205,997	1.25%	1.79%	0.76%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	185,236	$15.88	$2,940,766	1.25%	1.43%	8.26%
2004	165,658	14.66	2,429,304	1.25%	1.28%	12.31%
2003	59,323	13.06	774,587	1.25%	2.00%	30.57%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	239,725	$16.12	$3,864,871	1.25%	0.12%	2.91%
2004	242,382	15.67	3,797,049	1.25%	0.28%	17.03%
2003	208,597	13.39	2,792,209	1.25%	0.73%	33.86%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	3,855,278	$14.62	$56,363,260	1.25%	3.84%	1.07%
2004	4,421,954	14.46	63,962,428	1.25%	4.08%	2.90%
2003	4,959,541	14.06	69,713,904	1.25%	3.44%	3.43%
2002	5,186,919	13.59	70,495,047	1.25%	4.38%	8.09%
2001	3,549,083	12.57	44,620,904	1.25%	6.62%	7.50%

B-42	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
The Guardian Cash Fund, Inc.
2005	3,570,685	$11.68	$41,722,595	1.25%	2.81%	1.41%
2004	4,535,172	11.52	52,256,834	1.25%	0.91%	-0.42%
2003	5,435,999	11.57	62,897,768	1.25%	0.65%	-0.60%
2002	7,199,694	11.64	83,804,809	1.25%	1.17%	-0.02%
2001	7,257,705	11.64	84,494,691	1.25%	3.59%	2.29%
Gabelli Capital Asset Fund
2005	3,150,420	$19.72	$62,140,062	1.25%	0.26%	0.76%
2004	3,504,902	19.58	68,613,018	1.25%	0.34%	14.10%
2003	3,307,791	17.16	56,753,893	1.25%	0.12%	33.76%
2002	3,038,289	12.83	38,971,782	1.25%	0.25%	-15.36%
2001	2,579,789	15.16	39,107,370	1.25%	0.59%	1.28%
Baillie Gifford International Growth Fund
2005	1,781,704	$13.63	$24,277,657	1.25%	1.61%	14.57%
2004	1,917,080	11.89	22,800,692	1.25%	0.26%	15.26%
2003	1,674,633	10.32	17,279,889	1.25%	1.58%	28.40%
2002	1,553,916	8.04	12,487,285	1.25%	0.08%	-18.69%
2001	1,636,133	9.89	16,178,890	1.25%	0.00%	-21.40%
Baillie Gifford Emerging Markets Fund
2005	1,212,505	$18.47	$22,395,329	1.25%	1.05%	38.76%
2004	1,071,469	13.31	14,262,757	1.25%	0.22%	22.01%
2003	838,139	10.91	9,144,098	1.25%	0.91%	51.99%
2002	731,421	7.18	5,250,094	1.25%	0.55%	-7.49%
2001	559,257	7.76	4,340,379	1.25%	0.19%	4.97%
The Guardian Small Cap Stock Fund
2005	2,196,672	$14.79	$32,492,569	1.25%	0.21%	-1.09%
2004	2,501,885	14.95	37,414,556	1.25%	0.00%	13.73%
2003	2,305,232	13.15	30,311,973	1.25%	0.00%	41.65%
2002	2,104,778	9.28	19,538,157	1.25%	0.00%	-16.58%
2001	2,005,547	11.12	22,310,032	1.25%	0.00%	-8.97%
Value Line Centurion Fund
2005	2,062,261	$11.74	$24,209,262	1.25%	0.00%	7.76%
2004	2,153,099	10.89	23,454,750	1.25%	0.00%	10.12%
2003	2,195,968	9.89	21,723,781	1.25%	0.00%	17.99%
2002	2,214,030	8.38	18,562,391	1.25%	0.00%	-23.93%
2001	2,537,274	11.02	27,952,028	1.25%	0.16%	-17.39%
Value Line Strategic Asset Management Trust
2005	6,305,949	$16.27	$102,576,193	1.25%	0.45%	7.72%
2004	7,291,030	15.10	110,102,328	1.25%	0.34%	10.79%
2003	7,851,130	13.63	107,018,033	1.25%	0.67%	15.07%
2002	8,313,271	11.85	98,475,821	1.25%	1.22%	-13.59%
2001	9,350,224	13.71	128,226,859	1.25%	3.27%	-14.01%
AIM V.I. Capital Appreciation Fund Series I
2005	798,577	$9.45	$7,549,994	1.25%	0.06%	7.48%
2004	956,428	8.80	8,413,429	1.25%	0.00%	5.29%
2003	972,882	8.35	8,128,218	1.25%	0.00%	27.90%
2002	908,369	6.53	5,933,663	1.25%	0.00%	-25.33%
2001	1,056,737	8.74	9,240,969	1.25%	0.00%	-24.24%
AIM V.I. Utilities Fund Series I
2005	539,098	$10.44	$5,629,281	1.25%	2.66%	15.37%
2004	393,261	9.05	3,559,235	1.25%	2.97%	22.95%
2003	275,853	7.36	2,030,536	1.25%	3.43%	17.55%
2002	315,440	6.26	1,975,333	1.25%	2.75%	-26.49%
2001	404,103	8.52	3,441,278	1.25%	1.44%	-28.83%

STATEMENT OF ADDITIONAL INFORMATION	B-43

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
AIM V.I. Government Securities Fund Series I
2005	946,910	$12.07	$11,425,920	1.25%	3.06%	0.39%
2004	1,068,454	12.02	12,842,507	1.25%	3.63%	1.28%
2003	1,309,533	11.87	15,541,494	1.25%	2.29%	-0.19%
2002	1,006,940	11.89	11,973,464	1.25%	2.88%	8.22%
2001	216,953	10.99	2,383,736	1.25%	5.07%	5.08%
AIM V.I. Premier Equity Fund Series I
2005	1,729,664	$7.61	$13,160,679	1.25%	0.79%	4.33%
2004	2,102,764	7.29	15,334,876	1.25%	0.44%	4.45%
2003	2,406,135	6.98	16,800,269	1.25%	0.27%	23.52%
2002	2,845,970	5.65	16,087,937	1.25%	0.30%	-31.17%
2001	3,484,843	8.21	28,604,123	1.25%	0.12%	-13.66%
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	421,141	$11.83	$4,980,882	1.25%	1.28%	3.29%
2004	443,665	11.45	5,080,208	1.25%	0.76%	9.83%
2003	277,853	10.43	2,896,877	1.25%	0.49%	30.53%
2002	29,249	7.99	233,623	1.25%	0.21%	-20.10%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(6)
2005	197,552	$11.69	$2,310,232	1.25%	0.00%	13.41%
2004	135,165	10.31	1,393,787	1.25%	0.00%	6.99%
2003	114,440	9.64	1,103,004	1.25%	0.00%	21.82%
2002	10,271	7.91	81,258	1.25%	0.00%	-20.90%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(6)
2005	143,107	$10.25	$1,466,860	1.25%	0.00%	2.35%
2004	192,961	10.01	1,932,421	1.25%	0.00%	3.77%
2003	152,722	9.65	1,473,880	1.25%	0.00%	41.99%
2002	6,459	6.80	43,900	1.25%	0.00%	-32.00%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	337,696	$12.57	$4,244,610	1.25%	1.22%	4.16%
2004	300,198	12.07	3,622,500	1.25%	0.85%	11.95%
2003	164,578	10.78	1,773,921	1.25%	0.66%	26.85%
2002	37,259	8.50	316,584	1.25%	0.01%	-15.00%
2001	—	—	—	—	—	—
Davis Financial Portfolio
2005	606,955	$13.19	$8,006,902	1.25%	0.47%	7.03%
2004	688,113	12.33	8,481,572	1.25%	0.35%	8.94%
2003	628,845	11.31	7,115,286	1.25%	0.33%	30.50%
2002	594,420	8.67	5,153,748	1.25%	0.21%	-17.88%
2001	622,789	10.56	6,575,428	1.25%	0.04%	-11.49%
Davis Real Estate Portfolio
2005	1,098,760	$23.37	$25,678,882	1.25%	3.20%	11.72%
2004	1,150,268	20.92	24,062,025	1.25%	3.41%	31.68%
2003	810,735	15.89	12,879,587	1.25%	4.61%	35.08%
2002	379,853	11.76	4,467,278	1.25%	4.71%	4.57%
2001	117,918	11.25	1,326,168	1.25%	4.64%	4.18%
Davis Value Portfolio
2005	2,545,061	$12.37	$31,488,680	1.25%	0.97%	8.08%
2004	2,682,743	11.45	30,711,985	1.25%	0.85%	10.92%
2003	2,518,963	10.32	25,997,352	1.25%	0.74%	28.14%
2002	2,389,884	8.05	19,249,324	1.25%	0.68%	-17.35%
2001	2,414,468	9.74	23,517,553	1.25%	0.44%	-11.51%

B-44	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
Fidelity VIP Contrafund Portfolio Service Class
2005	4,243,349	$13.18	$55,922,836	1.25%	0.19%	15.39%
2004	3,950,530	11.42	45,121,095	1.25%	0.23%	13.89%
2003	3,097,966	10.03	31,067,032	1.25%	0.30%	26.75%
2002	2,686,257	7.91	21,253,335	1.25%	0.67%	-10.58%
2001	2,472,409	8.85	21,870,162	1.25%	0.65%	-13.46%
Fidelity VIP Equity-Income Portfolio Service Class
2005	2,792,147	$11.37	$31,751,548	1.25%	1.58%	4.44%
2004	2,994,047	10.89	32,601,455	1.25%	1.36%	9.99%
2003	2,655,606	9.90	26,290,738	1.25%	1.36%	28.59%
2002	2,328,445	7.70	17,926,222	1.25%	1.28%	-18.02%
2001	1,522,987	9.39	14,305,142	1.25%	1.02%	-6.28%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	667,539	$7.54	$5,034,075	1.25%	0.90%	7.50%
2004	783,785	7.02	5,498,310	1.25%	0.46%	5.72%
2003	952,861	6.64	6,322,857	1.25%	0.43%	28.04%
2002	521,336	5.18	2,701,783	1.25%	0.95%	-22.93%
2001	625,656	6.72	4,205,066	1.25%	0.23%	-15.51%
Fidelity VIP Mid Cap Portfolio Service Class
2005	2,352,457	$28.56	$67,179,857	1.25%	0.00%	16.73%
2004	2,400,285	24.47	58,723,351	1.25%	0.00%	23.21%
2003	1,947,861	19.86	38,678,021	1.25%	0.26%	36.79%
2002	1,633,967	14.52	23,718,192	1.25%	0.74%	-11.00%
2001	1,312,084	16.31	21,405,163	1.25%	0.00%	-4.57%
Templeton Growth Securities Fund Class 2(6)
2005	771,156	$12.78	$9,856,073	1.25%	1.12%	7.50%
2004	658,517	11.89	7,829,065	1.25%	1.16%	14.57%
2003	319,090	10.38	3,311,139	1.25%	1.10%	30.48%
2002	52,976	7.95	421,296	1.25%	0.59%	-20.50%
2001	—	—	—	—	—	—
Janus Aspen MidCap Growth Portfolio Institutional Shares
2005	1,570,902	$8.66	$13,602,296	1.25%	0.00%	10.90%
2004	1,812,271	7.81	14,149,557	1.25%	0.00%	19.23%
2003	2,030,971	6.55	13,299,036	1.25%	0.00%	33.41%
2002	2,162,265	4.91	10,612,676	1.25%	0.00%	-28.81%
2001	2,658,196	6.90	18,333,402	1.25%	0.00%	-40.21%
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	1,423,960	$10.64	$15,150,242	1.25%	0.21%	11.44%
2004	1,624,365	9.55	15,508,767	1.25%	0.25%	16.75%
2003	1,797,022	8.18	14,696,005	1.25%	0.43%	19.03%
2002	2,060,171	6.87	14,154,529	1.25%	0.54%	-16.73%
2001	2,475,497	8.25	20,424,047	1.25%	1.17%	-22.65%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	1,250,400	$7.72	$9,649,310	1.25%	0.32%	2.98%
2004	1,554,605	7.49	11,649,288	1.25%	0.14%	3.21%
2003	1,752,385	7.26	12,723,243	1.25%	0.08%	30.09%
2002	2,063,165	5.58	11,515,272	1.25%	0.00%	-27.45%
2001	2,612,236	7.69	20,090,310	1.25%	0.07%	-25.67%

STATEMENT OF ADDITIONAL INFORMATION	B-45

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
REGULAR CONTRACT
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	1,573,091	$9.01	$14,167,509	1.25%	1.33%	4.54%
2004	1,988,401	8.61	17,129,826	1.25%	0.99%	3.47%
2003	2,242,493	8.33	18,671,593	1.25%	0.99%	22.44%
2002	2,685,955	6.80	18,265,063	1.25%	0.86%	-26.44%
2001	2,911,044	9.24	26,908,581	1.25%	0.58%	-23.41%
MFS Emerging Growth Series Initial Class
2005	598,719	$8.21	$4,916,380	1.25%	0.00%	7.82%
2004	732,539	7.62	5,578,715	1.25%	0.00%	11.54%
2003	843,274	6.83	5,757,384	1.25%	0.00%	28.60%
2002	760,210	5.31	4,035,984	1.25%	0.00%	-34.58%
2001	880,795	8.12	7,148,885	1.25%	0.00%	-34.32%
MFS Investors Trust Series Initial Class
2005	1,279,637	$12.07	$15,439,333	1.25%	0.56%	5.97%
2004	1,541,633	11.39	17,552,230	1.25%	0.64%	9.96%
2003	1,727,719	10.35	17,889,163	1.25%	0.60%	20.62%
2002	1,995,074	8.58	17,125,937	1.25%	0.54%	-21.99%
2001	2,292,232	11.00	25,210,860	1.25%	0.49%	-16.96%
MFS New Discovery Series Initial Class
2005	441,158	$12.68	$5,594,247	1.25%	0.00%	3.93%
2004	594,134	12.20	7,249,200	1.25%	0.00%	5.18%
2003	628,408	11.60	7,289,535	1.25%	0.00%	32.05%
2002	544,285	8.78	4,781,432	1.25%	0.00%	-32.52%
2001	550,815	13.01	7,167,132	1.25%	0.00%	-6.21%
MFS Research Series Initial Class
2005	359,085	$9.25	$3,320,472	1.25%	0.46%	6.45%
2004	329,426	8.69	2,861,576	1.25%	1.04%	14.40%
2003	259,556	7.59	1,970,872	1.25%	0.57%	23.15%
2002	262,883	6.17	1,620,932	1.25%	0.28%	-25.43%
2001	354,286	8.27	2,931,479	1.25%	0.01%	-22.23%
MFS Total Return Series Initial Class
2005	4,754,060	$13.27	$63,079,591	1.25%	2.01%	1.53%
2004	4,777,762	13.07	62,436,225	1.25%	1.61%	9.93%
2003	4,071,726	11.89	48,404,985	1.25%	1.49%	14.87%
2002	2,995,050	10.35	30,996,529	1.25%	1.45%	-6.35%
2001	1,576,891	11.05	17,426,868	1.25%	1.63%	-1.01%
Prudential Jennison Portfolio Class II(5)
2005	111,979	$9.34	$1,046,066	1.25%	0.00%	12.60%
2004	126,569	8.30	1,050,068	1.25%	0.04%	7.85%
2003	133,093	7.69	1,023,832	1.25%	0.00%	27.99%
2002	100,190	6.01	602,183	1.25%	0.00%	-32.03%
2001	44,728	8.84	395,500	1.25%	0.00%	-11.60%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	684,532	$12.67	$8,675,219	1.25%	0.83%	8.35%
2004	600,559	11.70	7,024,680	1.25%	0.68%	12.69%
2003	379,464	10.38	3,938,746	1.25%	0.38%	26.08%
2002	61,244	8.23	504,200	1.25%	0.00%	-17.70%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	847,815	$11.13	$9,440,272	1.25%	3.82%	1.98%
2004	912,724	10.92	9,965,278	1.25%	4.43%	2.60%
2003	859,725	10.64	9,149,117	1.25%	3.56%	0.22%
2002	382,734	10.62	4,064,190	1.25%	0.00%	6.20%
2001	—	—	—	—	—	—

B-46	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)
The Guardian Stock Fund
2005	92,270	$6.70	$617,999	1.50%	1.18%	2.74%
2004	143,811	6.52	937,561	1.50%	1.80%	4.41%
2003	113,655	6.24	709,638	1.50%	0.96%	19.63%
2002	89,370	5.22	466,451	1.50%	0.84%	-22.05%
2001	63,037	6.70	422,149	1.50%	0.24%	-22.62%
The Guardian VC 500 Index Fund
2005	314,724	$8.76	$2,757,235	1.50%	1.54%	2.98%
2004	343,298	8.51	2,920,679	1.50%	1.65%	8.93%
2003	312,851	7.81	2,443,460	1.50%	1.57%	26.33%
2002	52,328	6.18	323,514	1.50%	2.00%	-23.61%
2001	6,162	8.09	49,854	1.50%	1.31%	-13.24%
The Guardian VC Asset Allocation Fund
2005	6,530	$10.37	$67,738	1.50%	0.74%	2.80%
2004	6,694	10.09	67,552	1.50%	1.19%	8.65%
2003	1,332	9.29	12,370	1.50%	2.90%	25.79%
2002	1,163	7.38	8,585	1.50%	1.92%	-26.20%
2001	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund
2005	12,506	$11.97	$149,637	1.50%	6.11%	1.76%
2004	14,397	11.76	169,285	1.50%	7.12%	7.58%
2003	9,506	10.93	103,899	1.50%	7.27%	16.18%
2002	3,714	9.41	34,935	1.50%	7.84%	-0.20%
2001	1,619	9.43	15,270	1.50%	12.38%	-5.71%
The Guardian VC Low Duration Bond Fund(8)
2005	21,801	$9.98	$217,589	1.50%	2.78%	-0.26%
2004	21,832	10.01	218,471	1.50%	2.16%	-0.60%
2003	5,569	10.07	56,064	1.50%	1.79%	0.67%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	8,603	$15.76	$135,596	1.50%	1.43%	7.99%
2004	8,742	14.59	127,583	1.50%	1.28%	12.03%
2003	4,342	13.03	56,565	1.50%	2.00%	30.28%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	10,036	$16.01	$160,633	1.50%	0.12%	2.66%
2004	8,336	15.59	129,961	1.50%	0.28%	16.74%
2003	4,388	13.36	58,604	1.50%	0.73%	33.55%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	347,551	$13.30	$4,622,144	1.50%	3.84%	0.82%
2004	401,184	13.19	5,292,070	1.50%	4.08%	2.65%
2003	351,835	12.85	4,521,462	1.50%	3.44%	3.17%
2002	294,522	12.46	3,668,728	1.50%	4.38%	7.86%
2001	164,881	11.55	1,904,710	1.50%	6.62%	7.24%
The Guardian Cash Fund, Inc.
2005	51,620	$10.61	$547,540	1.50%	2.81%	1.15%
2004	59,541	10.49	624,353	1.50%	0.91%	-0.66%
2003	58,911	10.56	621,884	1.50%	0.65%	-0.84%
2002	55,066	10.65	586,247	1.50%	1.17%	-0.23%
2001	31,798	10.67	339,438	1.50%	3.59%	2.04%

STATEMENT OF ADDITIONAL INFORMATION	B-47

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)
Gabelli Capital Asset Fund
2005	65,899	$14.06	$926,383	1.50%	0.26%	0.50%
2004	69,528	13.99	972,499	1.50%	0.34%	13.81%
2003	68,570	12.29	842,707	1.50%	0.12%	33.43%
2002	49,084	9.21	452,101	1.50%	0.25%	-15.60%
2001	17,649	10.91	192,604	1.50%	0.59%	1.03%
Baillie Gifford International Growth Fund
2005	45,484	$9.27	$421,466	1.50%	1.61%	14.28%
2004	49,473	8.11	401,143	1.50%	0.26%	14.97%
2003	32,932	7.05	232,246	1.50%	1.58%	28.08%
2002	15,566	5.51	85,708	1.50%	0.08%	-18.88%
2001	5,888	6.79	39,992	1.50%	0.00%	-21.59%
Baillie Gifford Emerging Markets Fund
2005	17,554	$19.24	$337,747	1.50%	1.05%	38.41%
2004	19,835	13.90	275,724	1.50%	0.22%	21.71%
2003	16,344	11.42	186,678	1.50%	0.91%	51.62%
2002	5,151	7.53	38,809	1.50%	0.55%	-7.79%
2001	1,717	8.17	14,027	1.50%	0.19%	4.71%
The Guardian Small Cap Stock Fund
2005	22,827	$12.61	$287,953	1.50%	0.21%	-1.34%
2004	25,749	12.79	329,208	1.50%	0.00%	13.44%
2003	20,854	11.27	235,021	1.50%	0.00%	41.30%
2002	11,175	7.98	89,134	1.50%	0.00%	-16.72%
2001	1,781	9.58	17,065	1.50%	0.00%	-9.20%
Value Line Centurion Fund
2005	37,859	$8.02	$303,586	1.50%	0.00%	7.49%
2004	41,695	7.46	311,033	1.50%	0.00%	9.84%
2003	46,017	6.79	312,520	1.50%	0.00%	17.70%
2002	23,616	5.77	136,268	1.50%	0.00%	-24.09%
2001	8,120	7.60	61,721	1.50%	0.16%	-17.60%
Value Line Strategic Asset Management Trust
2005	70,072	$10.58	$741,353	1.50%	0.45%	7.45%
2004	98,374	9.85	968,635	1.50%	0.34%	10.51%
2003	111,046	8.91	989,436	1.50%	0.67%	14.78%
2002	88,882	7.76	689,957	1.50%	1.22%	-13.87%
2001	36,636	9.01	330,067	1.50%	3.27%	-14.23%
AIM V.I. Capital Appreciation Fund Series I
2005	48,056	$7.89	$379,028	1.50%	0.06%	7.21%
2004	56,192	7.36	413,400	1.50%	0.00%	5.03%
2003	59,576	7.00	417,326	1.50%	0.00%	27.58%
2002	30,504	5.49	167,483	1.50%	0.00%	-25.50%
2001	21,786	7.37	160,537	1.50%	0.00%	-24.43%
AIM V.I. Utilities Fund Series I
2005	2,573	$8.85	$22,774	1.50%	2.66%	15.09%
2004	4,391	7.69	33,775	1.50%	2.97%	22.65%
2003	3,425	6.27	21,478	1.50%	3.43%	17.25%
2002	1,853	5.35	9,913	1.50%	2.75%	-26.63%
2001	442	7.29	3,221	1.50%	1.44%	-29.01%
AIM V.I. Government Securities Fund Series I
2005	194,038	$11.90	$2,309,924	1.50%	3.06%	0.14%
2004	211,114	11.89	2,509,726	1.50%	3.63%	1.02%
2003	211,960	11.77	2,494,222	1.50%	2.29%	-0.44%
2002	133,142	11.82	1,573,713	1.50%	2.88%	7.96%
2001	43,554	10.95	476,874	1.50%	5.07%	4.82%

B-48	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)
AIM V.I. Premier Equity Fund Series I
2005	23,183	$7.03	$162,953	1.50%	0.79%	4.07%
2004	31,017	6.75	209,485	1.50%	0.44%	4.18%
2003	33,494	6.48	217,127	1.50%	0.27%	23.21%
2002	39,861	5.26	209,731	1.50%	0.30%	-31.32%
2001	17,863	7.66	136,817	1.50%	0.12%	-13.87%
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	29,258	$11.72	$342,865	1.50%	1.28%	3.03%
2004	31,202	11.37	354,900	1.50%	0.76%	9.55%
2003	22,966	10.38	238,438	1.50%	0.49%	30.21%
2002	11,495	7.97	91,659	1.50%	0.21%	-20.30%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(6)
2005	13,469	$11.59	$156,067	1.50%	0.00%	13.12%
2004	19,218	10.24	196,846	1.50%	0.00%	6.72%
2003	15,828	9.60	151,922	1.50%	0.00%	21.52%
2002	2,928	7.90	23,128	1.50%	0.00%	-21.00%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(6)
2005	14,061	$10.16	$142,804	1.50%	0.00%	2.10%
2004	14,418	9.95	143,430	1.50%	0.00%	3.51%
2003	13,014	9.61	125,068	1.50%	0.00%	41.64%
2002	1,124	6.79	7,636	1.50%	0.00%	-32.10%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	16,585	$12.45	$206,555	1.50%	1.22%	3.90%
2004	17,558	11.99	210,458	1.50%	0.85%	11.67%
2003	14,762	10.73	158,452	1.50%	0.66%	26.54%
2002	8,035	8.48	68,156	1.50%	0.01%	-15.20%
2001	—	—	—	—	—	—
Davis Financial Portfolio
2005	20,410	$14.46	$295,066	1.50%	0.47%	6.76%
2004	23,389	13.54	316,730	1.50%	0.35%	8.66%
2003	21,368	12.46	266,290	1.50%	0.33%	30.18%
2002	10,392	9.57	99,485	1.50%	0.21%	-18.11%
2001	4,842	11.69	56,590	1.50%	0.04%	-11.72%
Davis Real Estate Portfolio
2005	30,057	$28.07	$843,735	1.50%	3.20%	11.44%
2004	35,534	25.19	895,062	1.50%	3.41%	31.35%
2003	29,539	19.18	566,474	1.50%	4.61%	34.74%
2002	17,952	14.23	255,505	1.50%	4.71%	4.29%
2001	3,903	13.64	53,255	1.50%	4.64%	3.92%
Davis Value Portfolio
2005	92,288	$12.56	$1,159,024	1.50%	0.97%	7.81%
2004	109,937	11.65	1,280,708	1.50%	0.85%	10.65%
2003	106,707	10.53	1,123,489	1.50%	0.74%	27.82%
2002	67,576	8.24	556,657	1.50%	0.68%	-17.49%
2001	24,774	9.99	247,408	1.50%	0.44%	-11.73%

STATEMENT OF ADDITIONAL INFORMATION	B-49

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)
Fidelity VIP Contrafund Portfolio Service Class
2005	134,136	$12.46	$1,671,158	1.50%	0.19%	15.10%
2004	163,933	10.82	1,774,464	1.50%	0.23%	13.61%
2003	166,142	9.53	1,582,957	1.50%	0.30%	26.43%
2002	64,683	7.54	487,441	1.50%	0.67%	-10.73%
2001	25,574	8.45	216,005	1.50%	0.65%	-13.67%
Fidelity VIP Equity-Income Portfolio Service Class
2005	98,379	$12.19	$1,199,110	1.50%	1.58%	4.17%
2004	112,624	11.70	1,317,732	1.50%	1.36%	9.71%
2003	105,039	10.66	1,120,197	1.50%	1.36%	28.27%
2002	74,929	8.31	622,968	1.50%	1.28%	-18.28%
2001	15,740	10.17	160,056	1.50%	1.02%	-6.51%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	22,690	$7.87	$178,673	1.50%	0.90%	7.23%
2004	24,229	7.34	177,924	1.50%	0.46%	5.45%
2003	19,546	6.96	136,109	1.50%	0.43%	27.72%
2002	7,989	5.45	43,559	1.50%	0.95%	-23.12%
2001	3,603	7.09	25,541	1.50%	0.23%	-15.72%
Fidelity VIP Mid Cap Portfolio Service Class
2005	45,423	$24.31	$1,104,050	1.50%	0.00%	16.43%
2004	56,053	20.88	1,170,118	1.50%	0.00%	22.90%
2003	53,869	16.99	914,994	1.50%	0.26%	36.45%
2002	35,805	12.45	445,698	1.50%	0.74%	-11.20%
2001	6,444	14.02	90,369	1.50%	0.00%	-4.84%
Templeton Growth Securities Fund Class 2(6)
2005	25,220	$12.66	$319,384	1.50%	1.12%	7.23%
2004	31,287	11.81	369,491	1.50%	1.16%	14.29%
2003	22,874	10.33	236,366	1.50%	1.10%	30.16%
2002	5,735	7.94	45,530	1.50%	0.59%	-20.60%
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	11,465	$5.66	$64,853	1.50%	0.00%	10.63%
2004	21,700	5.11	110,958	1.50%	0.00%	18.94%
2003	27,634	4.30	118,806	1.50%	0.00%	33.08%
2002	20,121	3.23	65,003	1.50%	0.00%	-29.03%
2001	19,751	4.55	89,888	1.50%	0.00%	-40.36%
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	11,573	$8.75	$101,293	1.50%	0.21%	11.16%
2004	16,198	7.87	127,537	1.50%	0.25%	16.46%
2003	16,774	6.76	113,408	1.50%	0.43%	18.73%
2002	10,641	5.69	60,592	1.50%	0.54%	-17.00%
2001	7,221	6.86	49,506	1.50%	1.17%	-22.85%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	46,745	$6.63	$309,902	1.50%	0.32%	2.73%
2004	60,039	6.45	387,470	1.50%	0.14%	2.95%
2003	62,866	6.27	394,097	1.50%	0.08%	29.76%
2002	61,818	4.83	298,649	1.50%	0.00%	-27.63%
2001	49,511	6.67	330,420	1.50%	0.07%	-25.86%

B-50	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	22,049	$6.81	$150,204	1.50%	1.33%	4.28%
2004	23,830	6.53	155,673	1.50%	0.99%	3.21%
2003	31,897	6.33	201,898	1.50%	0.99%	22.14%
2002	34,392	5.18	178,237	1.50%	0.86%	-26.65%
2001	21,572	7.06	152,348	1.50%	0.58%	-23.60%
MFS Emerging Growth Series Initial Class
2005	28,875	$6.19	$178,680	1.50%	0.00%	7.56%
2004	35,716	5.75	205,485	1.50%	0.00%	11.26%
2003	30,311	5.17	156,736	1.50%	0.00%	28.28%
2002	20,320	4.03	81,908	1.50%	0.00%	-34.77%
2001	3,601	6.18	22,247	1.50%	0.00%	-34.48%
MFS Investors Trust Series Initial Class
2005	34,020	$9.21	$313,299	1.50%	0.56%	5.71%
2004	38,516	8.71	335,552	1.50%	0.64%	9.68%
2003	36,543	7.94	290,253	1.50%	0.60%	20.32%
2002	27,304	6.60	180,247	1.50%	0.54%	-22.16%
2001	4,260	8.48	36,118	1.50%	0.49%	-17.21%
MFS New Discovery Series Initial Class
2005	60,012	$9.76	$585,737	1.50%	0.00%	3.67%
2004	72,697	9.41	684,425	1.50%	0.00%	4.92%
2003	71,610	8.97	642,580	1.50%	0.00%	31.72%
2002	36,191	6.81	246,553	1.50%	0.00%	-32.68%
2001	15,248	10.12	154,248	1.50%	0.00%	-6.45%
MFS Research Series Initial Class
2005	11,862	$8.63	$102,373	1.50%	0.46%	6.19%
2004	12,520	8.13	101,749	1.50%	1.04%	14.11%
2003	12,473	7.12	88,832	1.50%	0.57%	22.84%
2002	3,695	5.80	21,422	1.50%	0.28%	-25.64%
2001	4,433	7.80	34,581	1.50%	0.01%	-22.43%
MFS Total Return Series Initial Class
2005	62,420	$13.58	$847,677	1.50%	2.01%	1.28%
2004	69,907	13.41	937,353	1.50%	1.61%	9.65%
2003	68,618	12.23	839,092	1.50%	1.49%	14.58%
2002	45,647	10.67	487,153	1.50%	1.45%	-6.61%
2001	14,448	11.42	165,058	1.50%	1.63%	-1.25%
Prudential Jennison Portfolio Class II(5)
2005	17,849	$9.23	$164,797	1.50%	0.00%	12.32%
2004	24,464	8.22	201,104	1.50%	0.04%	7.58%
2003	25,653	7.64	196,022	1.50%	0.00%	27.67%
2002	2,913	5.99	17,438	1.50%	0.00%	-40.10%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	38,800	$12.56	$487,224	1.50%	0.83%	8.08%
2004	39,191	11.62	455,355	1.50%	0.68%	12.41%
2003	37,186	10.34	384,371	1.50%	0.38%	25.77%
2002	5,271	8.22	43,322	1.50%	0.00%	-17.80%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	162,081	$11.03	$1,788,230	1.50%	3.82%	1.73%
2004	177,613	10.85	1,926,280	1.50%	4.43%	2.34%
2003	143,331	10.60	1,518,954	1.50%	3.56%	-0.03%
2002	58,859	10.60	623,964	1.50%	0.00%	6.00%
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-51

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
The Guardian Stock Fund
2005	3,072,786	$9.94	$30,538,202	1.45%	1.18%	2.79%
2004	4,066,339	9.67	39,316,657	1.45%	1.80%	4.47%
2003	4,733,893	9.26	43,814,472	1.45%	0.96%	19.69%
2002	5,343,737	7.73	41,322,829	1.45%	0.84%	-22.08%
2001	6,659,814	9.92	66,045,849	1.45%	0.24%	-22.56%
The Guardian VC 500 Index Fund
2005	401,477	$9.20	$3,695,537	1.45%	1.54%	3.03%
2004	474,938	8.93	4,243,302	1.45%	1.65%	8.98%
2003	513,171	8.20	4,206,938	1.45%	1.57%	26.39%
2002	372,751	6.49	2,417,685	1.45%	2.00%	-23.49%
2001	323,788	8.48	2,746,665	1.45%	1.31%	-13.20%
The Guardian VC Asset Allocation Fund
2005	260,042	$10.87	$2,827,178	1.45%	0.74%	2.85%
2004	319,828	10.57	3,380,900	1.45%	1.19%	8.71%
2003	346,869	9.72	3,373,071	1.45%	2.90%	25.85%
2002	332,397	7.73	2,568,373	1.45%	1.92%	-21.01%
2001	383,763	9.79	3,755,604	1.45%	1.30%	-10.35%
The Guardian VC High Yield Bond Fund
2005	115,274	$12.31	$1,419,586	1.45%	6.11%	1.81%
2004	147,119	12.10	1,779,565	1.45%	7.12%	7.63%
2003	128,858	11.24	1,448,140	1.45%	7.27%	16.24%
2002	77,423	9.67	748,522	1.45%	7.84%	-0.15%
2001	66,831	9.68	647,252	1.45%	12.38%	2.06%
The Guardian VC Low Duration Bond Fund(8)
2005	223,136	$9.99	$2,229,633	1.45%	2.78%	-0.21%
2004	218,854	10.01	2,191,515	1.45%	2.16%	-0.55%
2003	35,234	10.07	354,769	1.45%	1.79%	0.69%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	35,898	$15.78	$566,595	1.45%	1.43%	8.04%
2004	34,106	14.61	498,237	1.45%	1.28%	12.08%
2003	17,289	13.03	225,339	1.45%	2.00%	30.34%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	45,778	$16.03	$733,751	1.45%	0.12%	2.71%
2004	41,702	15.61	650,786	1.45%	0.28%	16.80%
2003	22,550	13.36	301,299	1.45%	0.73%	33.61%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	995,293	$14.38	$14,310,677	1.45%	3.84%	0.87%
2004	1,194,704	14.25	17,029,776	1.45%	4.08%	2.70%
2003	1,442,576	13.88	20,022,881	1.45%	3.44%	3.22%
2002	1,775,650	13.45	23,877,364	1.45%	4.38%	7.91%
2001	1,364,364	12.46	17,005,957	1.45%	6.62%	7.29%
The Guardian Cash Fund, Inc.
2005	835,645	$11.49	$9,603,067	1.45%	2.81%	1.20%
2004	986,299	11.36	11,199,443	1.45%	0.91%	-0.61%
2003	1,389,770	11.43	15,878,437	1.45%	0.65%	-0.80%
2002	2,233,180	11.52	25,719,172	1.45%	1.17%	-0.19%
2001	3,021,098	11.54	34,869,387	1.45%	3.59%	2.09%

B-52	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
Gabelli Capital Asset Fund
2005	868,850	$19.40	$16,854,514	1.45%	0.26%	0.55%
2004	985,959	19.29	19,020,746	1.45%	0.34%	13.87%
2003	1,045,667	16.94	17,715,817	1.45%	0.12%	33.50%
2002	1,079,841	12.69	13,704,404	1.45%	0.25%	-15.56%
2001	1,199,255	15.03	18,023,317	1.45%	0.59%	1.08%
Baillie Gifford International Growth Fund
2005	548,692	$13.40	$7,353,067	1.45%	1.61%	14.34%
2004	617,944	11.72	7,242,600	1.45%	0.26%	15.03%
2003	689,482	10.19	7,025,109	1.45%	1.58%	28.15%
2002	712,061	7.95	5,661,548	1.45%	0.08%	-18.91%
2001	844,261	9.80	8,276,648	1.45%	0.00%	-21.55%
Baillie Gifford Emerging Markets Fund
2005	280,528	$18.17	$5,095,906	1.45%	1.05%	38.48%
2004	235,119	13.12	3,084,259	1.45%	0.22%	21.77%
2003	234,863	10.77	2,530,173	1.45%	0.91%	51.69%
2002	269,075	7.10	1,910,968	1.45%	0.55%	-7.72%
2001	270,725	7.69	2,083,022	1.45%	0.19%	4.76%
The Guardian Small Cap Stock Fund
2005	636,538	$14.55	$9,260,053	1.45%	0.21%	-1.29%
2004	787,107	14.74	11,599,699	1.45%	0.00%	13.50%
2003	847,901	12.98	11,009,193	1.45%	0.00%	41.37%
2002	826,035	9.18	7,586,740	1.45%	0.00%	-16.76%
2001	843,956	11.03	9,307,575	1.45%	0.00%	-9.16%
Value Line Centurion Fund
2005	315,909	$11.55	$3,647,264	1.45%	0.00%	7.55%
2004	442,458	10.74	4,749,793	1.45%	0.00%	9.90%
2003	508,113	9.77	4,963,383	1.45%	0.00%	17.76%
2002	591,037	8.30	4,902,782	1.45%	0.00%	-24.01%
2001	702,121	10.92	7,668,415	1.45%	0.16%	-17.56%
Value Line Strategic Asset Management Trust
2005	1,873,472	$16.00	$29,971,706	1.45%	0.45%	7.50%
2004	2,246,803	14.88	33,435,674	1.45%	0.34%	10.56%
2003	2,532,367	13.46	34,084,804	1.45%	0.67%	14.84%
2002	3,025,084	11.72	35,454,687	1.45%	1.22%	-13.80%
2001	3,715,408	13.60	50,514,034	1.45%	3.27%	-14.18%
AIM V.I. Capital Appreciation Fund Series I
2005	151,465	$9.33	$1,413,455	1.45%	0.06%	7.26%
2004	203,735	8.70	1,772,541	1.45%	0.00%	5.08%
2003	225,131	8.28	1,864,025	1.45%	0.00%	27.65%
2002	219,149	6.49	1,421,507	1.45%	0.00%	-25.41%
2001	249,276	8.70	2,168,957	1.45%	0.00%	-24.39%
AIM V.I. Utilities Fund Series I
2005	124,256	$10.31	$1,280,686	1.45%	2.66%	15.14%
2004	117,461	8.95	1,051,429	1.45%	2.97%	22.71%
2003	88,649	7.29	646,678	1.45%	3.43%	17.31%
2002	101,412	6.22	630,609	1.45%	2.75%	-26.59%
2001	125,234	8.47	1,061,134	1.45%	1.44%	-28.97%
AIM V.I. Government Securities Fund Series I
2005	154,149	$11.94	$1,840,034	1.45%	3.06%	0.19%
2004	200,907	11.91	2,393,665	1.45%	3.63%	1.08%
2003	236,188	11.79	2,784,063	1.45%	2.29%	-0.39%
2002	237,433	11.83	2,809,786	1.45%	2.88%	7.97%
2001	41,797	10.96	457,949	1.45%	5.07%	4.87%

STATEMENT OF ADDITIONAL INFORMATION	B-53

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
AIM V.I. Premier Equity Fund Series I
2005	407,721	$7.51	$3,062,096	1.45%	0.79%	4.13%
2004	537,136	7.21	3,874,190	1.45%	0.44%	4.24%
2003	592,596	6.92	4,100,473	1.45%	0.27%	23.27%
2002	717,577	5.61	4,027,981	1.45%	0.30%	-31.31%
2001	943,636	8.17	7,706,716	1.45%	0.12%	-13.83%
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	58,404	$11.74	$685,684	1.45%	1.28%	3.08%
2004	63,880	11.39	727,559	1.45%	0.76%	9.61%
2003	45,911	10.39	477,069	1.45%	0.49%	30.27%
2002	13,110	7.98	104,574	1.45%	0.21%	-20.20%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(6)
2005	11,571	$11.61	$134,327	1.45%	0.00%	13.18%
2004	20,934	10.26	214,712	1.45%	0.00%	6.77%
2003	22,309	9.61	214,301	1.45%	0.00%	21.58%
2002	642	7.90	5,073	1.45%	0.00%	-21.00%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(6)
2005	16,006	$10.17	$162,858	1.45%	0.00%	2.15%
2004	36,065	9.96	359,249	1.45%	0.00%	3.56%
2003	40,827	9.62	392,693	1.45%	0.00%	41.71%
2002	344	6.80	2,338	1.45%	0.00%	-32.00%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	41,017	$12.48	$511,785	1.45%	1.22%	3.95%
2004	31,867	12.00	382,491	1.45%	0.85%	11.73%
2003	23,771	10.74	255,365	1.45%	0.66%	26.60%
2002	6,690	8.49	56,765	1.45%	0.01%	-15.10%
2001	—	—	—	—	—	—
Davis Financial Portfolio
2005	194,576	$13.02	$2,533,589	1.45%	0.47%	6.81%
2004	211,874	12.19	2,582,873	1.45%	0.35%	8.72%
2003	243,928	11.21	2,735,217	1.45%	0.33%	30.24%
2002	307,651	8.61	2,648,733	1.45%	0.21%	-18.04%
2001	386,094	10.51	4,055,985	1.45%	0.04%	-11.67%
Davis Real Estate Portfolio
2005	180,369	$23.07	$4,160,798	1.45%	3.20%	11.50%
2004	198,245	20.69	4,101,526	1.45%	3.41%	31.41%
2003	177,570	15.74	2,795,598	1.45%	4.61%	34.81%
2002	136,119	11.68	1,589,638	1.45%	4.71%	4.38%
2001	68,928	11.19	771,315	1.45%	4.64%	3.97%
Davis Value Portfolio
2005	613,136	$12.21	$7,487,835	1.45%	0.97%	7.86%
2004	672,445	11.32	7,613,725	1.45%	0.85%	10.70%
2003	724,432	10.23	7,409,481	1.45%	0.74%	27.88%
2002	798,415	8.00	6,385,847	1.45%	0.68%	-17.45%
2001	820,057	9.69	7,947,584	1.45%	0.44%	-11.69%

B-54	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
Fidelity VIP Contrafund Portfolio Service Class
2005	1,154,374	$13.01	$15,016,539	1.45%	0.19%	15.16%
2004	1,175,792	11.30	13,282,082	1.45%	0.23%	13.67%
2003	1,125,707	9.94	11,187,448	1.45%	0.30%	26.50%
2002	1,040,483	7.86	8,174,576	1.45%	0.67%	-10.70%
2001	1,063,061	8.80	9,356,428	1.45%	0.65%	-13.63%
Fidelity VIP Equity-Income Portfolio Service Class
2005	575,727	$11.22	$6,462,246	1.45%	1.58%	4.23%
2004	675,858	10.77	7,278,515	1.45%	1.36%	9.77%
2003	694,686	9.81	6,815,667	1.45%	1.36%	28.34%
2002	614,416	7.64	4,697,165	1.45%	1.28%	-18.25%
2001	436,024	9.35	4,074,986	1.45%	1.02%	-6.46%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	150,654	$7.44	$1,121,402	1.45%	0.90%	7.29%
2004	276,048	6.94	1,915,237	1.45%	0.46%	5.51%
2003	272,368	6.58	1,791,096	1.45%	0.43%	27.79%
2002	157,953	5.15	812,847	1.45%	0.95%	-22.99%
2001	180,707	6.69	1,208,460	1.45%	0.23%	-15.68%
Fidelity VIP Mid Cap Portfolio Service Class
2005	506,444	$28.19	$14,275,515	1.45%	0.00%	16.49%
2004	517,919	24.20	12,532,045	1.45%	0.00%	22.96%
2003	448,165	19.68	8,819,163	1.45%	0.26%	36.52%
2002	440,908	14.41	6,355,338	1.45%	0.74%	-11.23%
2001	375,618	16.23	6,097,123	1.45%	0.00%	-4.76%
Templeton Growth Securities Fund Class 2(6)
2005	164,086	$12.69	$2,081,811	1.45%	1.12%	7.29%
2004	117,344	11.83	1,387,646	1.45%	1.16%	14.34%
2003	65,339	10.34	675,747	1.45%	1.10%	30.22%
2002	27,420	7.94	217,766	1.45%	0.59%	-20.60%
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	326,217	$8.55	$2,788,091	1.45%	0.00%	10.68%
2004	400,361	7.72	3,091,562	1.45%	0.00%	19.00%
2003	564,915	6.49	3,665,874	1.45%	0.00%	33.15%
2002	609,264	4.87	2,969,405	1.45%	0.00%	-29.03%
2001	838,123	6.86	5,751,515	1.45%	0.00%	-40.33%
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	533,176	$10.50	$5,599,314	1.45%	0.21%	11.21%
2004	617,239	9.44	5,828,521	1.45%	0.25%	16.51%
2003	722,047	8.10	5,851,868	1.45%	0.43%	18.79%
2002	908,044	6.82	6,195,126	1.45%	0.54%	-16.92%
2001	1,098,728	8.21	9,019,667	1.45%	1.17%	-22.81%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	308,098	$7.62	$2,346,791	1.45%	0.32%	2.78%
2004	412,399	7.41	3,056,360	1.45%	0.14%	3.00%
2003	525,471	7.20	3,780,917	1.45%	0.08%	29.83%
2002	653,878	5.54	3,623,983	1.45%	0.00%	-27.60%
2001	910,425	7.65	6,966,884	1.45%	0.07%	-25.82%

STATEMENT OF ADDITIONAL INFORMATION	B-55

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	540,640	$8.89	$4,806,051	1.45%	1.33%	4.33%
2004	685,517	8.52	5,840,871	1.45%	0.99%	3.26%
2003	839,525	8.25	6,927,328	1.45%	0.99%	22.20%
2002	1,010,507	6.75	6,823,576	1.45%	0.86%	-26.61%
2001	1,137,877	9.20	10,465,431	1.45%	0.58%	-23.56%
MFS Emerging Growth Series Initial Class
2005	168,223	$8.11	$1,363,471	1.45%	0.00%	7.61%
2004	200,766	7.53	1,512,172	1.45%	0.00%	11.32%
2003	210,417	6.77	1,423,695	1.45%	0.00%	28.34%
2002	231,505	5.27	1,220,463	1.45%	0.00%	-34.74%
2001	269,702	8.08	2,178,041	1.45%	0.00%	-34.45%
MFS Investors Trust Series Initial Class
2005	623,747	$11.87	$7,401,477	1.45%	0.56%	5.76%
2004	806,400	11.22	9,047,722	1.45%	0.64%	9.74%
2003	951,551	10.22	9,728,760	1.45%	0.60%	20.38%
2002	1,120,973	8.49	9,520,671	1.45%	0.54%	-22.14%
2001	1,405,022	10.90	15,320,067	1.45%	0.49%	-17.17%
MFS New Discovery Series Initial Class
2005	82,850	$12.52	$1,037,011	1.45%	0.00%	3.72%
2004	125,295	12.07	1,511,995	1.45%	0.00%	4.97%
2003	166,380	11.50	1,912,683	1.45%	0.00%	31.78%
2002	176,227	8.72	1,537,286	1.45%	0.00%	-32.65%
2001	196,318	12.95	2,541,685	1.45%	0.00%	-6.40%
MFS Research Series Initial Class
2005	36,951	$9.13	$337,260	1.45%	0.46%	6.24%
2004	43,926	8.59	377,379	1.45%	1.04%	14.17%
2003	53,190	7.53	400,260	1.45%	0.57%	22.90%
2002	62,349	6.12	381,753	1.45%	0.28%	-25.66%
2001	81,667	8.23	672,361	1.45%	0.01%	-22.39%
MFS Total Return Series Initial Class
2005	745,735	$13.10	$9,766,714	1.45%	2.01%	1.33%
2004	791,967	12.92	10,235,976	1.45%	1.61%	9.71%
2003	729,008	11.78	8,588,664	1.45%	1.49%	14.64%
2002	606,790	10.28	6,235,887	1.45%	1.45%	-6.51%
2001	437,404	11.00	4,809,731	1.45%	1.63%	-1.20%
Prudential Jennison Portfolio Class II(5)
2005	10,063	$9.25	$93,125	1.45%	0.00%	12.37%
2004	9,357	8.24	77,057	1.45%	0.04%	7.63%
2003	9,679	7.65	74,061	1.45%	0.00%	27.73%
2002	5,819	5.99	34,857	1.45%	0.00%	-32.17%
2001	3,609	8.83	31,873	1.45%	0.00%	-11.70%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	172,404	$12.58	$2,168,898	1.45%	0.83%	8.13%
2004	160,199	11.63	1,863,827	1.45%	0.68%	12.46%
2003	121,860	10.35	1,260,650	1.45%	0.38%	25.83%
2002	29,309	8.22	240,966	1.45%	0.00%	-17.80%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	118,329	$11.05	$1,307,920	1.45%	3.82%	1.78%
2004	128,431	10.86	1,394,743	1.45%	4.43%	2.39%
2003	139,696	10.61	1,481,664	1.45%	3.56%	0.02%
2002	137,074	10.60	1,453,609	1.45%	0.00%	6.00%
2001	—	—	—	—	—	—

B-56	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Units	Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LBR OR EARNINGS BENEFIT RIDER (EBR)
The Guardian Stock Fund
2005	13,486	$6.62	$89,238	1.70%	1.18%	2.53%
2004	14,845	6.45	95,808	1.70%	1.80%	4.20%
2003	14,569	6.19	90,230	1.70%	0.96%	19.39%
2002	10,480	5.19	54,365	1.70%	0.84%	-22.18%
2001	1,682	6.67	11,221	1.70%	0.24%	-22.78%
The Guardian VC 500 Index Fund
2005	9,456	$8.66	$81,844	1.70%	1.54%	2.77%
2004	14,537	8.42	122,429	1.70%	1.65%	8.71%
2003	15,038	7.75	116,502	1.70%	1.57%	26.08%
2002	11,195	6.14	68,790	1.70%	2.00%	-23.92%
2001	238	8.07	1,920	1.70%	1.31%	-13.32%
The Guardian VC Asset Allocation Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund
2005	2,518	$11.82	$29,766	1.70%	6.11%	1.55%
2004	2,482	11.64	28,887	1.70%	7.12%	7.36%
2003	2,589	10.84	28,073	1.70%	7.27%	15.95%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(4)(8)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	25,960	$13.14	$341,088	1.70%	3.84%	0.62%
2004	31,344	13.06	409,310	1.70%	4.08%	2.44%
2003	30,366	12.75	387,084	1.70%	3.44%	2.96%
2002	24,870	12.38	307,917	1.70%	4.38%	7.61%
2001	12,271	11.50	141,173	1.70%	6.62%	7.02%
The Guardian Cash Fund, Inc.
2005	4,065	$10.48	$42,594	1.70%	2.81%	0.95%
2004	5,260	10.38	54,606	1.70%	0.91%	-0.86%
2003	5,407	10.47	56,613	1.70%	0.65%	-1.04%
2002	5,113	10.58	54,107	1.70%	1.17%	-0.48%
2001	1,986	10.63	21,109	1.70%	3.59%	1.83%

STATEMENT OF ADDITIONAL INFORMATION	B-57

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Units	Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LBR OR EARNINGS BENEFIT RIDER (EBR)
Gabelli Capital Asset Fund
2005	4,354	$13.89	$60,465	1.70%	0.26%	0.30%
2004	7,409	13.85	102,589	1.70%	0.34%	13.58%
2003	8,543	12.19	104,145	1.70%	0.12%	33.16%
2002	5,075	9.16	46,464	1.70%	0.25%	-15.72%
2001	2,911	10.87	31,641	1.70%	0.59%	0.82%
Baillie Gifford International Growth Fund
2005	2,562	$9.15	$23,451	1.70%	1.61%	14.05%
2004	2,655	8.03	21,315	1.70%	0.26%	14.74%
2003	2,773	7.00	19,400	1.70%	1.58%	27.83%
2002	384	5.48	2,103	1.70%	0.08%	-18.81%
2001	248	6.75	1,675	1.70%	0.00%	-21.92%
Baillie Gifford Emerging Markets Fund
2005	3,076	$19.01	$58,469	1.70%	1.05%	38.13%
2004	3,313	13.76	45,595	1.70%	0.22%	21.46%
2003	2,922	11.33	33,103	1.70%	0.91%	51.31%
2002	2,851	7.49	21,347	1.70%	0.55%	-25.10%
2001	—	—	—	—	—	—
The Guardian Small Cap Stock Fund
2005	4,116	$12.46	$51,291	1.70%	0.21%	-1.53%
2004	6,040	12.66	76,447	1.70%	0.00%	13.22%
2003	4,377	11.18	48,927	1.70%	0.00%	41.02%
2002	4,047	7.93	32,081	1.70%	0.00%	-17.08%
2001	205	9.56	1,960	1.70%	0.00%	-9.18%
Value Line Centurion Fund
2005	337	$7.92	$2,670	1.70%	0.00%	7.28%
2004	347	7.38	2,565	1.70%	0.00%	9.62%
2003	342	6.74	2,307	1.70%	0.00%	17.46%
2002	421	5.74	2,416	1.70%	0.00%	-24.07%
2001	488	7.56	3,691	1.70%	0.16%	-17.87%
Value Line Strategic Asset Management Trust
2005	6,165	$10.45	$64,441	1.70%	0.45%	7.23%
2004	9,714	9.75	94,683	1.70%	0.34%	10.29%
2003	14,621	8.84	129,224	1.70%	0.67%	14.55%
2002	15,928	7.72	122,892	1.70%	1.22%	-13.96%
2001	20,137	8.97	180,675	1.70%	3.27%	-14.40%
AIM V.I. Capital Appreciation Fund Series I
2005	2,112	$7.79	$16,455	1.70%	0.06%	6.99%
2004	2,195	7.28	15,986	1.70%	0.00%	4.82%
2003	3,360	6.95	23,349	1.70%	0.00%	27.33%
2002	1,662	5.46	9,071	1.70%	0.00%	-25.60%
2001	2,073	7.34	15,216	1.70%	0.00%	-24.56%
AIM V.I. Utilities Fund Series I(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I
2005	13,441	$11.78	$158,287	1.70%	3.06%	-0.06%
2004	13,552	11.78	159,695	1.70%	3.63%	0.82%
2003	14,550	11.69	170,060	1.70%	2.29%	-0.64%
2002	9,784	11.76	115,094	1.70%	2.88%	7.71%
2001	903	10.92	9,858	1.70%	5.07%	4.58%

B-58	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Units	Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LBR OR EARNINGS BENEFIT RIDER (EBR)
AIM V.I. Premier Equity Fund Series I
2005	1,614	$6.94	$11,205	1.70%	0.79%	3.87%
2004	4,088	6.69	27,335	1.70%	0.44%	3.98%
2003	4,347	6.43	27,955	1.70%	0.27%	22.96%
2002	993	5.23	5,193	1.70%	0.30%	-31.54%
2001	399	7.64	3,047	1.70%	0.12%	-13.91%
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	5,079	$11.63	$59,088	1.70%	1.28%	2.82%
2004	5,120	11.31	57,925	1.70%	0.76%	9.33%
2003	3,773	10.35	39,040	1.70%	0.49%	29.95%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	667	$12.36	$8,248	1.70%	1.22%	3.69%
2004	683	11.92	8,142	1.70%	0.85%	11.45%
2003	711	10.70	7,606	1.70%	0.66%	26.28%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Financial Portfolio
2005	—	—	—	—	—	—
2004	640	13.41	8,577	1.70%	0.35%	8.44%
2003	727	12.36	8,989	1.70%	0.33%	29.92%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Value Portfolio
2005	5,851	$12.41	$72,600	1.70%	0.97%	7.59%
2004	10,931	11.53	126,063	1.70%	0.85%	10.42%
2003	12,693	10.44	132,564	1.70%	0.74%	27.56%
2002	8,911	8.19	72,959	1.70%	0.68%	-17.69%
2001	763	9.95	7,590	1.70%	0.44%	-11.87%

STATEMENT OF ADDITIONAL INFORMATION	B-59

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Units	Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LBR OR EARNINGS BENEFIT RIDER (EBR)
Fidelity VIP Contrafund Portfolio Service Class
2005	5,035	$12.31	$61,971	1.70%	0.19%	14.87%
2004	9,108	10.72	97,596	1.70%	0.23%	13.38%
2003	10,550	9.45	99,703	1.70%	0.30%	26.18%
2002	4,698	7.49	35,185	1.70%	0.67%	-10.96%
2001	226	8.41	1,900	1.70%	0.65%	-13.81%
Fidelity VIP Equity-Income Portfolio Service Class
2005	16,128	$12.04	$194,216	1.70%	1.58%	3.97%
2004	13,813	11.58	159,995	1.70%	1.36%	9.49%
2003	13,564	10.58	143,491	1.70%	1.36%	28.01%
2002	13,705	8.26	113,256	1.70%	1.28%	-18.44%
2001	14,265	10.13	144,472	1.70%	1.02%	-6.66%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	4,215	$7.78	$32,792	1.70%	0.90%	7.02%
2004	4,284	7.27	31,139	1.70%	0.46%	5.24%
2003	4,574	6.91	31,592	1.70%	0.43%	27.47%
2002	914	5.42	4,950	1.70%	0.95%	-23.12%
2001	274	7.05	1,933	1.70%	0.23%	-15.97%
Fidelity VIP Mid Cap Portfolio Service Class
2005	4,445	$24.01	$106,747	1.70%	0.00%	16.20%
2004	4,915	20.67	101,578	1.70%	0.00%	22.65%
2003	4,885	16.85	82,301	1.70%	0.26%	36.18%
2002	3,423	12.37	42,353	1.70%	0.74%	-11.44%
2001	911	13.97	12,726	1.70%	0.00%	-4.98%
Templeton Growth Securities Fund Class 2(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	954	$5.59	$5,329	1.70%	0.00%	10.40%
2004	1,051	5.06	5,319	1.70%	0.00%	18.70%
2003	1,804	4.26	7,694	1.70%	0.00%	32.81%
2002	826	3.21	2,651	1.70%	0.00%	-29.18%
2001	1,504	4.53	6,817	1.70%	0.00%	-40.48%
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	1,311	$8.65	$11,333	1.70%	0.21%	10.94%
2004	2,110	7.79	16,445	1.70%	0.25%	16.22%
2003	2,270	6.71	15,221	1.70%	0.43%	18.49%
2002	1,602	5.66	9,068	1.70%	0.54%	-17.10%
2001	1,603	6.83	10,944	1.70%	1.17%	-24.00%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	1,502	$6.55	$9,839	1.70%	0.32%	2.52%
2004	1,549	6.39	9,899	1.70%	0.14%	2.74%
2003	1,568	6.22	9,748	1.70%	0.08%	29.50%
2002	889	4.80	4,270	1.70%	0.00%	-27.78%
2001	1,963	6.65	13,049	1.70%	0.07%	-25.99%

B-60	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Units	Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LBR OR EARNINGS BENEFIT RIDER (EBR)
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	2,058	$6.73	$13,849	1.70%	1.33%	4.07%
2004	2,155	6.47	13,937	1.70%	0.99%	3.00%
2003	2,191	6.28	13,755	1.70%	0.99%	21.91%
2002	2,260	5.15	11,640	1.70%	0.86%	-26.78%
2001	3,784	7.03	26,615	1.70%	0.58%	-23.72%
MFS Emerging Growth Series Initial Class
2005	1,957	$6.11	$11,966	1.70%	0.00%	7.34%
2004	3,081	5.70	17,549	1.70%	0.00%	11.04%
2003	3,203	5.13	16,430	1.70%	0.00%	28.02%
2002	777	4.01	3,112	1.70%	0.00%	-34.69%
2001	87	6.14	534	1.70%	0.00%	-34.75%
MFS Investors Trust Series Initial Class
2005	1,813	$9.10	$16,495	1.70%	0.56%	5.50%
2004	1,843	8.62	15,896	1.70%	0.64%	9.46%
2003	—	—	—	—	—	—
2002	801	6.56	5,257	1.70%	0.60%	-22.32%
2001	802	8.44	6,769	1.70%	0.49%	-17.37%
MFS New Discovery Series Initial Class
2005	904	$9.64	$8,716	1.70%	0.00%	3.46%
2004	1,487	9.32	13,858	1.70%	0.00%	4.71%
2003	2,328	8.90	20,721	1.70%	0.00%	31.45%
2002	1,810	6.77	12,255	1.70%	0.00%	-32.84%
2001	4,505	10.08	45,388	1.70%	0.00%	-6.59%
MFS Research Series Initial Class
2005	502	$8.53	$4,283	1.70%	0.46%	5.97%
2004	1,834	8.05	14,752	1.70%	1.04%	13.88%
2003	3,123	7.06	22,064	1.70%	0.57%	22.59%
2002	1,958	5.76	11,284	1.70%	0.28%	-25.85%
2001	1,226	7.77	9,523	1.70%	0.01%	-22.58%
MFS Total Return Series Initial Class
2005	6,838	$13.42	$91,740	1.70%	2.01%	1.08%
2004	7,184	13.27	95,364	1.70%	1.61%	9.43%
2003	7,634	12.13	92,602	1.70%	1.49%	14.35%
2002	9,191	10.61	97,494	1.70%	1.45%	-6.68%
2001	172	11.37	1,956	1.70%	1.63%	-1.52%
Prudential Jennison Portfolio Class II(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	2,154	$12.47	$26,844	1.70%	0.83%	7.86%
2004	940	11.56	10,866	1.70%	0.68%	12.18%
2003	960	10.30	9,888	1.70%	0.38%	25.51%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	7,365	$10.95	$80,664	1.70%	3.82%	1.53%
2004	5,798	10.79	62,545	1.70%	4.43%	2.13%
2003	5,631	10.56	59,480	1.70%	3.56%	-0.23%
2002	83	10.58	878	1.70%	0.00%	5.80%
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-61

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
The Guardian Stock Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC 500 Index Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(4)(8)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	3,553	$11.27	$40,041	1.95%	3.84%	0.37%
2004	3,486	11.23	39,140	1.95%	4.08%	2.18%
2003	3,377	10.99	37,105	1.95%	3.44%	2.70%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Cash Fund, Inc.
2005	1,013	$9.77	$9,899	1.95%	2.81%	0.69%
2004	1,004	9.71	9,748	1.95%	0.91%	-1.11%
2003	931	9.82	9,144	1.95%	0.65%	-1.29%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-62	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
Gabelli Capital Asset Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Small Cap Stock Fund
2005	800	$12.50	$10,005	1.95%	0.21%	-1.78%
2004	813	12.73	10,348	1.95%	0.00%	12.93%
2003	841	11.27	9,477	1.95%	0.00%	40.66%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Value Line Centurion Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund Series I(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Utilities Fund Series I(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-63

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
AIM V.I. Premier Equity Fund Series I(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Financial Portfolio(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Value Portfolio(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-64	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
Fidelity VIP Contrafund Portfolio Service Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-65

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
Janus Aspen Worldwide Growth Portfolio Institutional Shares(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Emerging Growth Series Initial Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Investors Trust Series Initial Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS New Discovery Series Initial Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Research Series Initial Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Total Return Series Initial Class
2005	3,494	$11.46	$40,046	1.95%	2.01%	0.83%
2004	3,551	11.37	40,367	1.95%	1.61%	9.16%
2003	3,692	10.41	38,450	1.95%	1.49%	14.07%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-66	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (CAEDB), LBR OR EBR
The Guardian Stock Fund
2005	1,007,080	$7.48	$7,528,033	1.50%	1.18%	2.74%
2004	1,419,105	7.28	10,325,514	1.50%	1.80%	4.41%
2003	1,565,962	6.97	10,912,452	1.50%	0.96%	19.63%
2002	1,654,148	5.83	9,635,579	1.50%	0.84%	-22.00%
2001	1,597,322	7.47	11,938,568	1.50%	0.24%	-22.62%
The Guardian VC 500 Index Fund
2005	511,423	$9.18	$4,692,688	1.50%	1.54%	2.98%
2004	540,491	8.91	4,816,125	1.50%	1.65%	8.93%
2003	380,096	8.18	3,109,260	1.50%	1.57%	26.33%
2002	199,686	6.48	1,293,024	1.50%	2.00%	-23.52%
2001	112,302	8.47	951,545	1.50%	1.31%	-13.24%
The Guardian VC Asset Allocation Fund
2005	131,054	$10.84	$1,420,312	1.50%	0.74%	2.80%
2004	155,928	10.54	1,643,927	1.50%	1.19%	8.65%
2003	146,205	9.70	1,418,673	1.50%	2.90%	25.79%
2002	159,906	7.71	1,233,517	1.50%	1.92%	-21.12%
2001	152,182	9.77	1,487,561	1.50%	1.30%	-10.39%
The Guardian VC High Yield Bond Fund
2005	198,808	$12.28	$2,440,559	1.50%	6.11%	1.76%
2004	227,340	12.06	2,742,600	1.50%	7.12%	7.58%
2003	159,944	11.21	1,793,613	1.50%	7.27%	16.18%
2002	69,602	9.65	671,795	1.50%	7.84%	-0.24%
2001	61,137	9.67	591,414	1.50%	12.38%	2.01%
The Guardian VC Low Duration Bond Fund(8)
2005	82,239	$9.98	$820,787	1.50%	2.78%	-0.26%
2004	72,026	10.01	720,757	1.50%	2.16%	-0.60%
2003	22,081	10.07	222,296	1.50%	1.79%	0.67%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	44,123	$15.76	$695,401	1.50%	1.43%	7.99%
2004	35,364	14.59	516,127	1.50%	1.28%	12.03%
2003	16,633	13.03	216,685	1.50%	2.00%	30.28%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	75,180	$16.01	$1,203,265	1.50%	0.12%	2.66%
2004	62,177	15.59	969,391	1.50%	0.28%	16.74%
2003	16,957	13.36	226,469	1.50%	0.73%	33.55%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	746,296	$13.42	$10,011,979	1.50%	3.84%	0.82%
2004	854,514	13.31	11,370,648	1.50%	4.08%	2.65%
2003	926,247	12.96	12,007,427	1.50%	3.44%	3.17%
2002	727,554	12.57	9,142,120	1.50%	4.38%	7.87%
2001	273,901	11.65	3,191,794	1.50%	6.62%	7.24%

STATEMENT OF ADDITIONAL INFORMATION	B-67

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (CAEDB), LBR OR EBR
The Guardian Cash Fund, Inc.
2005	477,065	$10.71	$5,107,884	1.50%	2.81%	1.15%
2004	654,761	10.58	6,930,472	1.50%	0.91%	-0.66%
2003	1,050,898	10.66	11,197,884	1.50%	0.65%	-0.84%
2002	1,245,522	10.75	13,384,809	1.50%	1.17%	-0.23%
2001	1,074,056	10.78	11,573,142	1.50%	3.59%	2.04%
Gabelli Capital Asset Fund
2005	590,773	$14.34	$8,471,321	1.50%	0.26%	0.50%
2004	649,109	14.27	9,261,101	1.50%	0.34%	13.81%
2003	541,868	12.54	6,792,901	1.50%	0.12%	33.43%
2002	362,065	9.40	3,401,720	1.50%	0.25%	-15.55%
2001	133,409	11.13	1,485,035	1.50%	0.59%	1.03%
Baillie Gifford International Growth Fund
2005	397,206	$10.37	$4,119,031	1.50%	1.61%	14.28%
2004	430,301	9.07	3,904,585	1.50%	0.26%	14.97%
2003	323,099	7.89	2,550,001	1.50%	1.58%	28.08%
2002	198,216	6.16	1,221,378	1.50%	0.08%	-18.96%
2001	134,899	7.60	1,025,415	1.50%	0.00%	-21.59%
Baillie Gifford Emerging Markets Fund
2005	167,803	$23.47	$3,938,993	1.50%	1.05%	38.41%
2004	148,387	16.96	2,516,628	1.50%	0.22%	21.71%
2003	92,964	13.94	1,295,466	1.50%	0.91%	51.61%
2002	52,420	9.19	481,802	1.50%	0.55%	-7.76%
2001	19,669	9.96	195,952	1.50%	0.19%	4.71%
The Guardian Small Cap Stock Fund
2005	321,585	$15.27	$4,911,920	1.50%	0.21%	-1.34%
2004	350,080	15.48	5,419,547	1.50%	0.00%	13.44%
2003	261,213	13.65	3,564,564	1.50%	0.00%	41.30%
2002	200,004	9.66	1,931,591	1.50%	0.00%	-16.74%
2001	145,505	11.60	1,688,231	1.50%	0.00%	-9.20%
Value Line Centurion Fund
2005	131,945	$8.63	$1,139,323	1.50%	0.00%	7.49%
2004	150,979	8.03	1,212,786	1.50%	0.00%	9.84%
2003	157,819	7.31	1,154,142	1.50%	0.00%	17.70%
2002	166,000	6.21	1,031,427	1.50%	0.00%	-24.13%
2001	172,833	8.18	1,414,619	1.50%	0.16%	-17.60%
Value Line Strategic Asset Management Trust
2005	909,243	$11.11	$10,102,921	1.50%	0.45%	7.45%
2004	1,084,904	10.34	11,219,074	1.50%	0.34%	10.51%
2003	1,145,602	9.36	10,720,283	1.50%	0.67%	14.78%
2002	1,219,460	8.15	9,941,660	1.50%	1.22%	-13.87%
2001	1,082,143	9.46	10,239,129	1.50%	3.27%	-14.23%
AIM V.I. Capital Appreciation Fund Series I
2005	190,440	$9.31	$1,773,374	1.50%	0.06%	7.21%
2004	213,790	8.69	1,856,978	1.50%	0.00%	5.03%
2003	226,707	8.27	1,874,943	1.50%	0.00%	27.58%
2002	229,900	6.48	1,490,302	1.50%	0.00%	-25.52%
2001	247,049	8.70	2,149,293	1.50%	0.00%	-24.43%

B-68	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (CAEDB), LBR OR EBR
AIM V.I. Utilities Fund Series I
2005	83,235	$10.25	$853,467	1.50%	2.66%	15.09%
2004	61,237	8.91	545,601	1.50%	2.97%	22.65%
2003	62,128	7.26	451,327	1.50%	3.43%	17.25%
2002	47,271	6.20	292,872	1.50%	2.75%	-26.60%
2001	41,198	8.45	347,978	1.50%	1.44%	-29.01%
AIM V.I. Government Securities Fund Series I
2005	237,538	$11.90	$2,827,766	1.50%	3.06%	0.14%
2004	274,282	11.89	3,260,663	1.50%	3.63%	1.02%
2003	302,759	11.77	3,562,695	1.50%	2.29%	-0.44%
2002	185,102	11.82	2,187,867	1.50%	2.88%	7.96%
2001	70,242	10.95	769,075	1.50%	5.07%	9.49%
AIM V.I. Premier Equity Fund Series I
2005	330,537	$7.62	$2,520,205	1.50%	0.79%	4.07%
2004	405,276	7.33	2,969,102	1.50%	0.44%	4.18%
2003	465,331	7.03	3,272,142	1.50%	0.27%	23.21%
2002	529,146	5.71	3,020,000	1.50%	0.30%	-31.27%
2001	665,027	8.31	5,525,025	1.50%	0.12%	-13.87%
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	103,781	$11.72	$1,216,192	1.50%	1.28%	3.03%
2004	124,488	11.37	1,415,947	1.50%	0.76%	9.55%
2003	56,236	10.38	583,870	1.50%	0.49%	30.21%
2002	14,579	7.97	116,251	1.50%	0.21%	-20.30%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(6)
2005	61,161	$11.59	$708,680	1.50%	0.00%	13.12%
2004	65,880	10.24	674,807	1.50%	0.00%	6.72%
2003	45,407	9.60	435,822	1.50%	0.00%	21.52%
2002	1,570	7.90	12,404	1.50%	0.00%	-21.00%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(6)
2005	24,227	$10.16	$246,050	1.50%	0.00%	2.10%
2004	27,058	9.95	269,164	1.50%	0.00%	3.51%
2003	25,621	9.61	246,228	1.50%	0.00%	41.64%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	65,166	$12.45	$811,595	1.50%	1.22%	3.90%
2004	69,329	11.99	831,021	1.50%	0.85%	11.67%
2003	29,279	10.73	314,266	1.50%	0.66%	26.54%
2002	7,664	8.48	65,014	1.50%	0.01%	-15.20%
2001	—	—	—	—	—	—
Davis Financial Portfolio
2005	102,308	$13.98	$1,430,428	1.50%	0.47%	6.76%
2004	108,915	13.10	1,426,400	1.50%	0.35%	8.66%
2003	100,111	12.05	1,206,586	1.50%	0.33%	30.18%
2002	97,310	9.26	900,952	1.50%	0.21%	-18.07%
2001	89,570	11.30	1,012,380	1.50%	0.04%	-11.72%

STATEMENT OF ADDITIONAL INFORMATION	B-69

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (CAEDB), LBR OR EBR
Davis Real Estate Portfolio
2005	134,860	$24.93	$3,362,139	1.50%	3.20%	11.44%
2004	142,666	22.37	3,191,538	1.50%	3.41%	31.35%
2003	95,623	17.03	1,628,629	1.50%	4.61%	34.74%
2002	51,696	12.64	653,445	1.50%	4.71%	4.31%
2001	15,116	12.12	183,170	1.50%	4.64%	3.92%
Davis Value Portfolio
2005	456,829	$12.69	$5,797,409	1.50%	0.97%	7.81%
2004	474,047	11.77	5,580,331	1.50%	0.85%	10.64%
2003	403,037	10.64	4,287,975	1.50%	0.74%	27.82%
2002	363,357	8.32	3,024,540	1.50%	0.68%	-17.55%
2001	326,449	10.09	3,294,269	1.50%	0.44%	-11.73%
Fidelity VIP Contrafund Portfolio Service Class
2005	788,616	$13.26	$10,459,919	1.50%	0.19%	15.10%
2004	760,812	11.52	8,767,394	1.50%	0.23%	13.61%
2003	555,413	10.14	5,633,746	1.50%	0.30%	26.43%
2002	385,031	8.02	3,089,014	1.50%	0.67%	-10.81%
2001	324,244	8.99	2,915,656	1.50%	0.65%	-13.67%
Fidelity VIP Equity-Income Portfolio Service Class
2005	676,956	$11.69	$7,916,153	1.50%	1.58%	4.17%
2004	780,622	11.22	8,762,459	1.50%	1.36%	9.71%
2003	630,289	10.23	6,448,752	1.50%	1.36%	28.27%
2002	379,675	7.98	3,028,438	1.50%	1.28%	-18.20%
2001	161,500	9.76	1,575,578	1.50%	1.02%	-6.51%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	137,947	$7.74	$1,067,618	1.50%	0.90%	7.23%
2004	144,465	7.22	1,042,661	1.50%	0.46%	5.45%
2003	96,467	6.84	660,240	1.50%	0.43%	27.72%
2002	79,180	5.36	424,300	1.50%	0.95%	-23.07%
2001	71,131	6.97	495,572	1.50%	0.23%	-15.72%
Fidelity VIP Mid Cap Portfolio Service Class
2005	433,920	$26.92	$11,681,315	1.50%	0.00%	16.43%
2004	457,145	23.12	10,569,466	1.50%	0.00%	22.90%
2003	369,073	18.81	6,943,202	1.50%	0.26%	36.45%
2002	291,887	13.79	4,024,206	1.50%	0.74%	-11.22%
2001	225,441	15.53	3,501,913	1.50%	0.00%	-4.81%
Templeton Growth Securities Fund Class 2(6)
2005	187,293	$12.66	$2,371,879	1.50%	1.12%	7.23%
2004	173,642	11.81	2,050,653	1.50%	1.16%	14.29%
2003	63,049	10.33	651,520	1.50%	1.10%	30.16%
2002	11,844	7.94	94,035	1.50%	0.59%	-20.60%
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	298,198	$7.75	$2,309,605	1.50%	0.00%	10.63%
2004	346,669	7.00	2,427,126	1.50%	0.00%	18.94%
2003	378,885	5.89	2,230,337	1.50%	0.00%	33.08%
2002	337,684	4.42	1,493,688	1.50%	0.00%	-29.07%
2001	381,219	6.23	2,375,491	1.50%	0.00%	-40.36%

B-70	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (CAEDB), LBR OR EBR
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	311,061	$10.88	$3,384,717	1.50%	0.21%	11.16%
2004	356,126	9.79	3,486,099	1.50%	0.25%	16.46%
2003	346,510	8.41	2,912,682	1.50%	0.43%	18.73%
2002	392,480	7.08	2,778,604	1.50%	0.54%	-16.93%
2001	424,511	8.52	3,618,037	1.50%	1.17%	-22.85%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	207,728	$7.52	$1,561,716	1.50%	0.32%	2.73%
2004	272,760	7.32	1,996,213	1.50%	0.14%	2.95%
2003	303,120	7.11	2,154,869	1.50%	0.08%	29.76%
2002	353,551	5.48	1,936,941	1.50%	0.00%	-27.59%
2001	414,743	7.57	3,138,818	1.50%	0.07%	-25.86%
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	358,055	$8.57	$3,070,307	1.50%	1.33%	4.28%
2004	444,899	8.22	3,658,384	1.50%	0.99%	3.21%
2003	511,130	7.97	4,072,407	1.50%	0.99%	22.14%
2002	585,817	6.52	3,821,547	1.50%	0.86%	-26.66%
2001	629,551	8.89	5,596,486	1.50%	0.58%	-23.60%
MFS Emerging Growth Series Initial Class
2005	194,944	$7.83	$1,526,583	1.50%	0.00%	7.56%
2004	228,621	7.28	1,664,540	1.50%	0.00%	11.26%
2003	214,677	6.54	1,404,774	1.50%	0.00%	28.28%
2002	215,215	5.10	1,097,841	1.50%	0.00%	-34.77%
2001	213,145	7.82	1,666,399	1.50%	0.00%	-34.48%
MFS Investors Trust Series Initial Class
2005	173,265	$9.22	$1,597,849	1.50%	0.56%	5.71%
2004	201,864	8.72	1,761,083	1.50%	0.64%	9.68%
2003	200,740	7.95	1,596,656	1.50%	0.60%	20.32%
2002	162,469	6.61	1,074,021	1.50%	0.54%	-22.15%
2001	154,279	8.49	1,310,000	1.50%	0.49%	-17.21%
MFS New Discovery Series Initial Class
2005	103,165	$12.87	$1,327,902	1.50%	0.00%	3.67%
2004	120,630	12.42	1,497,725	1.50%	0.00%	4.92%
2003	118,123	11.83	1,397,829	1.50%	0.00%	31.72%
2002	96,711	8.98	868,871	1.50%	0.00%	-32.69%
2001	87,181	13.34	1,163,043	1.50%	0.00%	-6.45%
MFS Research Series Initial Class
2005	54,130	$9.30	$503,490	1.50%	0.46%	6.19%
2004	57,894	8.76	507,132	1.50%	1.04%	14.11%
2003	54,979	7.68	422,037	1.50%	0.57%	22.84%
2002	36,734	6.25	229,553	1.50%	0.28%	-25.66%
2001	43,821	8.41	368,398	1.50%	0.01%	-22.43%
MFS Total Return Series Initial Class
2005	821,386	$13.32	$10,941,383	1.50%	2.01%	1.28%
2004	869,591	13.15	11,437,071	1.50%	1.61%	9.65%
2003	704,913	11.99	8,455,209	1.50%	1.49%	14.58%
2002	502,298	10.47	5,258,180	1.50%	1.45%	-6.57%
2001	247,904	11.21	2,778,138	1.50%	1.63%	-1.25%

STATEMENT OF ADDITIONAL INFORMATION	B-71

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (CAEDB), LBR OR EBR
Prudential Jennison Portfolio Class II(5)
2005	25,555	$9.23	$235,945	1.50%	0.00%	12.32%
2004	25,249	8.22	207,558	1.50%	0.04%	7.58%
2003	24,369	7.64	186,213	1.50%	0.00%	27.67%
2002	18,478	5.99	110,600	1.50%	0.00%	-32.14%
2001	2,603	8.83	22,980	1.50%	0.00%	-11.73%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	205,145	$12.56	$2,576,049	1.50%	0.83%	8.08%
2004	206,267	11.62	2,396,591	1.50%	0.68%	12.41%
2003	128,348	10.34	1,326,661	1.50%	0.38%	25.77%
2002	26,971	8.22	221,669	1.50%	0.00%	-17.80%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	146,942	$11.03	$1,621,202	1.50%	3.82%	1.73%
2004	151,453	10.85	1,642,564	1.50%	4.43%	2.34%
2003	132,495	10.60	1,404,112	1.50%	3.56%	-0.03%
2002	31,017	10.60	328,809	1.50%	0.00%	6.00%
2001	—	—	—	—	—	—

B-72	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS, CAEDB, LBR OR EBR
The Guardian Stock Fund
2005	84,733	$6.60	$558,986	1.75%	1.18%	2.48%
2004	112,986	6.44	727,344	1.75%	1.80%	4.15%
2003	114,051	6.18	704,935	1.75%	0.96%	19.33%
2002	77,983	5.18	403,922	1.75%	0.84%	-22.25%
2001	56,172	6.66	374,253	1.75%	0.24%	-22.81%
The Guardian VC 500 Index Fund
2005	22,446	$8.63	$193,693	1.75%	1.54%	2.72%
2004	26,600	8.40	223,460	1.75%	1.65%	8.66%
2003	21,542	7.73	166,557	1.75%	1.57%	26.01%
2002	9,307	6.14	57,100	1.75%	2.00%	-23.71%
2001	727	8.05	5,850	1.75%	1.31%	-13.55%
The Guardian VC Asset Allocation Fund
2005	6,857	$10.22	$70,054	1.75%	0.74%	2.54%
2004	7,305	9.96	72,787	1.75%	1.19%	8.38%
2003	7,133	9.19	65,580	1.75%	2.90%	25.47%
2002	9,544	7.33	69,926	1.75%	1.92%	-21.26%
2001	7,118	9.31	66,252	1.75%	1.30%	-10.60%
The Guardian VC High Yield Bond Fund
2005	14,370	$11.79	$169,352	1.75%	6.11%	1.50%
2004	14,022	11.61	162,807	1.75%	7.12%	7.31%
2003	11,087	10.82	119,965	1.75%	7.27%	15.89%
2002	1,992	9.34	18,600	1.75%	7.84%	1.30%
2001	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(8)
2005	5,781	$9.92	$57,365	1.75%	2.78%	-0.51%
2004	5,361	9.97	53,468	1.75%	2.16%	-0.85%
2003	2,005	10.06	20,173	1.75%	1.79%	0.59%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	8,703	$15.65	$136,163	1.75%	1.43%	7.72%
2004	3,131	14.53	45,482	1.75%	1.28%	11.75%
2003	3,296	13.00	42,846	1.75%	2.00%	29.98%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	1,961	$15.89	$31,156	1.75%	0.12%	2.40%
2004	3,531	15.52	54,788	1.75%	0.28%	16.45%
2003	3,401	13.33	45,321	1.75%	0.73%	33.25%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	128,899	$13.10	$1,688,488	1.75%	3.84%	0.57%
2004	133,736	13.03	1,741,980	1.75%	4.08%	2.39%
2003	119,759	12.72	1,523,526	1.75%	3.44%	2.91%
2002	104,698	12.36	1,294,269	1.75%	4.38%	7.54%
2001	74,874	11.49	860,529	1.75%	6.62%	6.97%

STATEMENT OF ADDITIONAL INFORMATION	B-73

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS, CAEDB, LBR OR EBR
The Guardian Cash Fund, Inc.
2005	22,918	$10.45	$239,441	1.75%	2.81%	0.90%
2004	24,623	10.35	254,958	1.75%	0.91%	-0.91%
2003	24,604	10.45	257,104	1.75%	0.65%	-1.09%
2002	15,736	10.57	166,255	1.75%	1.17%	-0.47%
2001	11,777	10.62	125,073	1.75%	3.59%	1.78%
Gabelli Capital Asset Fund
2005	39,159	$13.85	$542,213	1.75%	0.26%	0.25%
2004	50,575	13.81	698,510	1.75%	0.34%	13.53%
2003	41,112	12.17	500,170	1.75%	0.12%	33.10%
2002	30,036	9.14	274,553	1.75%	0.25%	-15.81%
2001	4,337	10.86	47,082	1.75%	0.59%	0.78%
Baillie Gifford International Growth Fund
2005	30,323	$9.13	$276,763	1.75%	1.61%	14.00%
2004	25,599	8.01	204,959	1.75%	0.26%	14.69%
2003	20,897	6.98	145,888	1.75%	1.58%	27.76%
2002	3,248	5.46	17,747	1.75%	0.08%	-19.11%
2001	518	6.75	3,499	1.75%	0.00%	-21.88%
Baillie Gifford Emerging Markets Fund
2005	3,941	$18.95	$74,693	1.75%	1.05%	38.06%
2004	3,380	13.73	46,389	1.75%	0.22%	21.40%
2003	3,136	11.31	35,464	1.75%	0.91%	51.24%
2002	2,147	7.48	16,055	1.75%	0.55%	-25.20%
2001	—	—	—	—	—	—
The Guardian Small Cap Stock Fund
2005	15,831	$12.42	$196,696	1.75%	0.21%	-1.58%
2004	16,516	12.62	208,511	1.75%	0.00%	13.16%
2003	10,395	11.16	115,972	1.75%	0.00%	40.95%
2002	1,845	7.92	14,606	1.75%	0.00%	-16.92%
2001	358	9.53	3,412	1.75%	0.00%	-9.43%
Value Line Centurion Fund
2005	16,629	$7.90	$131,343	1.75%	0.00%	7.23%
2004	22,202	7.37	163,542	1.75%	0.00%	9.57%
2003	23,011	6.72	154,700	1.75%	0.00%	17.40%
2002	5,029	5.73	28,797	1.75%	0.00%	-24.23%
2001	1,845	7.56	13,949	1.75%	0.16%	-17.80%
Value Line Strategic Asset Management Trust
2005	57,572	$10.42	$599,955	1.75%	0.45%	7.18%
2004	75,859	9.72	737,562	1.75%	0.34%	10.23%
2003	91,740	8.82	809,184	1.75%	0.67%	14.50%
2002	103,819	7.70	799,778	1.75%	1.22%	-14.09%
2001	89,455	8.96	801,812	1.75%	3.27%	-14.44%
AIM V.I. Capital Appreciation Fund Series I
2005	15,950	$7.77	$123,909	1.75%	0.06%	6.94%
2004	28,812	7.26	209,307	1.75%	0.00%	4.76%
2003	29,278	6.93	203,020	1.75%	0.00%	27.26%
2002	25,928	5.45	141,276	1.75%	0.00%	-25.66%
2001	16,458	7.33	120,655	1.75%	0.00%	-24.62%

B-74	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS, CAEDB, LBR OR EBR
AIM V.I. Utilities Fund Series I
2005	3,007	$8.72	$26,218	1.75%	2.66%	14.80%
2004	3,140	7.60	23,846	1.75%	2.97%	22.34%
2003	1,842	6.21	11,433	1.75%	3.43%	16.96%
2002	1,317	5.31	6,988	1.75%	2.75%	-26.86%
2001	1,317	7.26	9,557	1.75%	1.44%	-29.14%
AIM V.I. Government Securities Fund Series I
2005	57,762	$11.74	$678,399	1.75%	3.06%	-0.11%
2004	70,084	11.76	824,033	1.75%	3.63%	0.77%
2003	69,805	11.67	814,475	1.75%	2.29%	-0.69%
2002	22,261	11.75	261,551	1.75%	2.88%	7.69%
2001	10,010	10.91	109,216	1.75%	5.07%	4.56%
AIM V.I. Premier Equity Fund Series I
2005	7,950	$6.92	$55,038	1.75%	0.79%	3.81%
2004	8,612	6.67	57,435	1.75%	0.44%	3.92%
2003	8,779	6.42	56,339	1.75%	0.27%	22.90%
2002	7,387	5.22	38,570	1.75%	0.30%	-31.50%
2001	5,782	7.62	44,061	1.75%	0.12%	-14.09%
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	19,857	$11.61	$230,571	1.75%	1.28%	2.77%
2004	23,935	11.30	270,425	1.75%	0.76%	9.28%
2003	25,966	10.34	268,460	1.75%	0.49%	29.88%
2002	10,281	7.96	81,845	1.75%	0.21%	-20.40%
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(6)
2005	6,550	$11.48	$75,197	1.75%	0.00%	12.84%
2004	9,029	10.17	91,868	1.75%	0.00%	6.45%
2003	6,916	9.56	66,102	1.75%	0.00%	21.22%
2002	70	7.91	554	1.75%	0.00%	-20.90%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(6)
2005	776	$10.06	$7,814	1.75%	0.00%	1.84%
2004	599	9.88	5,920	1.75%	0.00%	3.25%
2003	344	9.57	3,290	1.75%	0.00%	41.28%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	6,044	$12.34	$74,582	1.75%	1.22%	3.64%
2004	6,778	11.91	80,702	1.75%	0.85%	11.39%
2003	6,793	10.69	72,611	1.75%	0.66%	26.22%
2002	537	8.47	4,551	1.75%	0.01%	-15.30%
2001	—	—	—	—	—	—
Davis Financial Portfolio
2005	10,296	$14.24	$146,609	1.75%	0.47%	6.49%
2004	11,722	13.37	156,743	1.75%	0.35%	8.39%
2003	10,509	12.34	129,642	1.75%	0.33%	29.85%
2002	5,845	9.50	55,527	1.75%	0.21%	-18.45%
2001	213	11.65	2,481	1.75%	0.04%	-11.77%

STATEMENT OF ADDITIONAL INFORMATION	B-75

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS, CAEDB, LBR OR EBR
Davis Real Estate Portfolio
2005	15,742	$27.65	$435,257	1.75%	3.20%	11.16%
2004	18,070	24.87	449,457	1.75%	3.41%	31.02%
2003	16,367	18.98	310,720	1.75%	4.61%	34.41%
2002	8,307	14.12	117,325	1.75%	4.71%	4.02%
2001	421	13.57	5,712	1.75%	4.64%	3.66%
Davis Value Portfolio
2005	43,417	$12.37	$537,067	1.75%	0.97%	7.54%
2004	35,025	11.50	402,894	1.75%	0.85%	10.37%
2003	29,580	10.42	308,303	1.75%	0.74%	27.50%
2002	8,176	8.18	66,840	1.75%	0.68%	-17.54%
2001	279	9.92	2,769	1.75%	0.44%	-12.09%
Fidelity VIP Contrafund Portfolio Service Class
2005	91,006	$12.27	$1,116,778	1.75%	0.19%	14.81%
2004	83,093	10.69	888,132	1.75%	0.23%	13.32%
2003	71,915	9.43	678,277	1.75%	0.30%	26.12%
2002	24,942	7.48	186,532	1.75%	0.67%	-10.99%
2001	17,446	8.40	146,602	1.75%	0.65%	-13.89%
Fidelity VIP Equity-Income Portfolio Service Class
2005	46,722	$12.01	$560,923	1.75%	1.58%	3.91%
2004	58,059	11.55	670,768	1.75%	1.36%	9.44%
2003	57,627	10.56	608,380	1.75%	1.36%	27.95%
2002	37,323	8.25	307,948	1.75%	1.28%	-18.45%
2001	29,387	10.12	297,308	1.75%	1.02%	-6.74%
Fidelity VIP Growth Opportunities Portfolio Service Class
2005	9,784	$7.76	$75,883	1.75%	0.90%	6.96%
2004	11,073	7.25	80,293	1.75%	0.46%	5.19%
2003	11,109	6.89	76,576	1.75%	0.43%	27.40%
2002	3,432	5.41	18,569	1.75%	0.95%	-23.29%
2001	6,553	7.05	46,215	1.75%	0.23%	-15.93%
Fidelity VIP Mid Cap Portfolio Service Class
2005	25,544	$23.94	$611,548	1.75%	0.00%	16.14%
2004	25,418	20.61	523,948	1.75%	0.00%	22.59%
2003	20,038	16.81	336,925	1.75%	0.26%	36.11%
2002	9,028	12.35	111,522	1.75%	0.74%	-11.49%
2001	4,297	13.95	59,951	1.75%	0.00%	-5.05%
Templeton Growth Securities Fund Class 2(6)
2005	17,436	$12.55	$218,782	1.75%	1.12%	6.97%
2004	15,356	11.73	180,145	1.75%	1.16%	14.00%
2003	13,428	10.29	138,174	1.75%	1.10%	29.83%
2002	2,677	7.92	21,215	1.75%	0.59%	-20.80%
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
2005	11,402	$5.57	$63,527	1.75%	0.00%	10.35%
2004	28,862	5.05	145,724	1.75%	0.00%	18.64%
2003	44,067	4.26	187,543	1.75%	0.00%	32.75%
2002	30,309	3.21	97,169	1.75%	0.00%	-29.10%
2001	29,928	4.53	135,505	1.75%	0.00%	-40.51%

B-76	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS, CAEDB, LBR OR EBR
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)
2005	6,785	$8.62	$58,487	1.75%	0.21%	10.88%
2004	6,578	7.77	51,145	1.75%	0.25%	16.16%
2003	5,873	6.69	39,310	1.75%	0.43%	18.44%
2002	2,633	5.65	14,878	1.75%	0.54%	-17.16%
2001	645	6.82	4,402	1.75%	1.17%	-23.04%
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)
2005	29,879	$6.53	$195,107	1.75%	0.32%	2.47%
2004	39,448	6.37	251,385	1.75%	0.14%	2.69%
2003	44,253	6.21	274,617	1.75%	0.08%	29.44%
2002	28,898	4.79	138,546	1.75%	0.00%	-27.86%
2001	25,536	6.64	169,546	1.75%	0.07%	-26.05%
Janus Aspen Worldwide Growth Portfolio Institutional Shares
2005	13,224	$6.71	$88,731	1.75%	1.33%	4.02%
2004	25,399	6.45	163,841	1.75%	0.99%	2.95%
2003	24,669	6.27	154,574	1.75%	0.99%	21.83%
2002	23,450	5.14	120,605	1.75%	0.86%	-26.85%
2001	21,813	7.03	153,265	1.75%	0.58%	-23.79%
MFS Emerging Growth Series Initial Class
2005	19,443	$6.10	$118,503	1.75%	0.00%	7.29%
2004	20,721	5.68	117,719	1.75%	0.00%	10.99%
2003	19,815	5.12	101,429	1.75%	0.00%	27.96%
2002	6,181	4.00	24,725	1.75%	0.00%	-34.92%
2001	5,675	6.15	34,877	1.75%	0.00%	-34.67%
MFS Investors Trust Series Initial Class
2005	5,932	$9.07	$53,806	1.75%	0.56%	5.44%
2004	17,422	8.60	149,873	1.75%	0.64%	9.41%
2003	25,687	7.86	201,971	1.75%	0.60%	20.02%
2002	24,144	6.55	158,173	1.75%	0.54%	-22.36%
2001	21,142	8.44	178,357	1.75%	0.49%	-17.42%
MFS New Discovery Series Initial Class
2005	12,323	$9.61	$118,464	1.75%	0.00%	3.41%
2004	21,027	9.30	195,476	1.75%	0.00%	4.66%
2003	25,275	8.88	224,514	1.75%	0.00%	31.39%
2002	23,718	6.76	160,355	1.75%	0.00%	-32.83%
2001	15,728	10.06	158,294	1.75%	0.00%	-6.68%
MFS Research Series Initial Class
2005	6,343	$8.50	$53,920	1.75%	0.46%	5.92%
2004	6,693	8.03	53,709	1.75%	1.04%	13.83%
2003	5,804	7.05	40,920	1.75%	0.57%	22.53%
2002	5,356	5.75	30,817	1.75%	0.28%	-25.90%
2001	1,599	7.76	12,405	1.75%	0.01%	-22.62%
MFS Total Return Series Initial Class
2005	33,388	$13.38	$446,599	1.75%	2.01%	1.03%
2004	35,090	13.24	464,601	1.75%	1.61%	9.38%
2003	27,870	12.11	337,371	1.75%	1.49%	14.30%
2002	17,326	10.59	183,498	1.75%	1.45%	-6.83%
2001	1,558	11.37	17,710	1.75%	1.63%	-1.50%

STATEMENT OF ADDITIONAL INFORMATION	B-77

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(2)	Investment Income Ratio(1)	Total Return(3)
	Units	Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS, CAEDB, LBR OR EBR
Prudential Jennison Portfolio Class II(5)
2005	2,356	$9.13	$21,500	1.75%	0.00%	12.04%
2004	2,504	8.15	20,395	1.75%	0.04%	7.31%
2003	18,379	7.59	139,503	1.75%	0.00%	27.35%
2002	2,575	5.96	15,349	1.75%	0.00%	-40.40%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	24,936	$12.44	$310,258	1.75%	0.83%	7.81%
2004	26,855	11.54	309,946	1.75%	0.68%	12.13%
2003	20,473	10.29	210,737	1.75%	0.38%	25.45%
2002	1,772	8.21	14,541	1.75%	0.00%	-17.90%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	48,112	$10.93	$525,951	1.75%	3.82%	1.48%
2004	54,194	10.77	583,834	1.75%	4.43%	2.08%
2003	47,950	10.55	506,028	1.75%	3.56%	-0.28%
2002	11,222	10.58	118,761	1.75%	0.00%	5.80%
2001	—	—	—	—	—	—

B-78	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
CAEDB, LBR AND EBR (offered May 1, 2002)
The Guardian Stock Fund(6)
2005	909	$9.93	$9,026	2.00%	1.18%	2.22%
2004	2,573	9.72	25,002	2.00%	1.80%	3.89%
2003	2,132	9.35	19,938	2.00%	0.96%	19.03%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC 500 Index Fund(6)
2005	2,553	$10.87	$27,765	2.00%	1.54%	2.46%
2004	2,701	10.61	28,663	2.00%	1.65%	8.38%
2003	2,932	9.79	28,712	2.00%	1.57%	25.70%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(6)
2005	710	$11.08	$7,863	2.00%	0.74%	2.28%
2004	1,794	10.83	19,426	2.00%	1.19%	8.11%
2003	1,853	10.02	18,561	2.00%	2.90%	25.16%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(6)
2005	2,716	$12.28	$33,335	2.00%	6.11%	1.25%
2004	4,206	12.12	50,999	2.00%	7.12%	7.04%
2003	4,012	11.33	45,442	2.00%	7.27%	15.60%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(4)(8)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(6)
2005	40,960	$11.25	$460,719	2.00%	3.84%	0.32%
2004	46,865	11.21	525,489	2.00%	4.08%	2.13%
2003	46,714	10.98	512,853	2.00%	3.44%	2.65%
2002	9,624	10.69	102,925	2.00%	4.38%	6.90%
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-79

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
CAEDB, LBR AND EBR (offered May 1, 2002)
The Guardian Cash Fund, Inc.(6)
2005	10,480	$9.76	$102,258	2.00%	2.81%	0.65%
2004	13,788	9.69	133,662	2.00%	0.91%	-1.16%
2003	13,566	9.81	133,055	2.00%	0.65%	-1.34%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Gabelli Capital Asset Fund(6)
2005	3,302	$12.47	$41,185	2.00%	0.26%	-0.01%
2004	4,725	12.47	58,935	2.00%	0.34%	13.24%
2003	5,809	11.01	63,972	2.00%	0.12%	32.76%
2002	1,855	8.29	15,386	2.00%	0.25%	-17.10%
2001	—	—	—	—	—	—
Baillie Gifford International Growth Fund(6)
2005	2,586	$13.38	$34,591	2.00%	1.61%	13.71%
2004	5,396	11.76	63,481	2.00%	0.26%	14.40%
2003	5,882	10.28	60,490	2.00%	1.58%	27.44%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(6)
2005	865	$19.83	$17,149	2.00%	1.05%	37.72%
2004	1,250	14.40	18,004	2.00%	0.22%	21.10%
2003	1,247	11.89	14,833	2.00%	0.91%	50.86%
2002	1,552	7.88	12,235	2.00%	0.55%	-21.20%
2001	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(6)
2005	296	$12.48	$3,696	2.00%	0.21%	-1.83%
2004	840	12.71	10,682	2.00%	0.00%	12.88%
2003	728	11.26	8,196	2.00%	0.00%	40.59%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Value Line Centurion Fund(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(6)
2005	1,650	$11.82	$19,511	2.00%	0.45%	6.91%
2004	8,473	11.06	93,681	2.00%	0.34%	9.95%
2003	9,480	10.06	95,324	2.00%	0.67%	14.21%
2002	6,392	8.80	56,279	2.00%	1.22%	-12.00%
2001	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund Series I(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	850	9.75	8,287	2.00%	0.00%	26.94%
2002	907	7.68	6,965	2.00%	0.00%	-23.20%
2001	—	—	—	—	—	—
AIM V.I. Utilities Fund Series I(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-80	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
CAEDB, LBR AND EBR (offered May 1, 2002)
AIM V.I. Government Securities Fund Series I(6)
2005	11,159	$10.62	$118,504	2.00%	3.06%	-0.36%
2004	12,196	10.66	129,989	2.00%	3.63%	0.52%
2003	12,697	10.60	134,624	2.00%	2.29%	-0.94%
2002	3,295	10.71	35,274	2.00%	2.88%	7.10%
2001	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series I(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(6)
2005	692	$11.51	$7,965	2.00%	1.28%	2.52%
2004	2,206	11.22	24,758	2.00%	0.76%	9.00%
2003	1,804	10.30	18,569	2.00%	0.49%	29.56%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)(6)
2005	—	—	—	—	—	—
2004	3,273	10.11	33,084	2.00%	0.00%	6.18%
2003	3,715	9.52	35,363	2.00%	0.00%	20.91%
2002	3,998	7.87	31,468	2.00%	0.00%	-21.30%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)(6)
2005	—	—	—	—	—	—
2004	200	9.82	1,966	2.00%	0.00%	2.99%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	4,432	$12.23	$54,195	2.00%	1.22%	3.38%
2004	5,599	11.83	66,215	2.00%	0.85%	11.11%
2003	5,880	10.64	62,592	2.00%	0.66%	25.91%
2002	1,601	8.45	13,531	2.00%	0.01%	-15.50%
2001	—	—	—	—	—	—
Davis Financial Portfolio(6)
2005	12,199	$12.26	$149,510	2.00%	0.47%	6.23%
2004	13,038	11.54	150,431	2.00%	0.35%	8.12%
2003	13,582	10.67	144,934	2.00%	0.33%	29.53%
2002	430	8.25	3,547	2.00%	0.21%	-17.50%
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(6)
2005	1,323	$18.83	$24,921	2.00%	3.20%	10.89%
2004	1,861	16.98	31,607	2.00%	3.41%	30.69%
2003	1,718	12.99	22,319	2.00%	4.61%	34.07%
2002	1,625	9.69	15,749	2.00%	4.71%	-3.10%
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-81

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
CAEDB, LBR AND EBR (offered May 1, 2002)
Davis Value Portfolio(6)
2005	20,348	$12.62	$256,789	2.00%	0.97%	7.27%
2004	21,356	11.76	251,248	2.00%	0.85%	10.09%
2003	23,119	10.69	247,057	2.00%	0.74%	27.18%
2002	2,917	8.40	24,507	2.00%	0.68%	-16.00%
2001	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class(6)
2005	3,924	$14.27	$56,012	2.00%	0.19%	14.52%
2004	4,735	12.46	59,009	2.00%	0.23%	13.04%
2003	4,734	11.02	52,191	2.00%	0.30%	25.80%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class(6)
2005	3,203	$11.56	$37,033	2.00%	1.58%	3.65%
2004	11,126	11.16	124,109	2.00%	1.36%	9.16%
2003	11,169	10.22	114,137	2.00%	1.36%	27.63%
2002	7,056	8.01	56,493	2.00%	1.28%	-19.90%
2001	—	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class(6)
2005	1,407	$11.25	$15,820	2.00%	0.90%	6.70%
2004	1,413	10.54	14,891	2.00%	0.46%	4.92%
2003	1,425	10.05	14,313	2.00%	0.43%	27.08%
2002	1,606	7.91	12,698	2.00%	0.95%	-20.90%
2001	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class(6)
2005	2,524	$16.61	$41,917	2.00%	0.00%	15.85%
2004	3,908	14.34	56,032	2.00%	0.00%	22.29%
2003	4,546	11.72	53,292	2.00%	0.26%	35.77%
2002	966	8.63	8,334	2.00%	0.74%	-13.70%
2001	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(6)
2005	1,048	$12.43	$13,031	2.00%	1.12%	6.70%
2004	2,271	11.65	26,459	2.00%	1.16%	13.71%
2003	2,630	10.25	26,949	2.00%	1.10%	29.51%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Institutional Shares(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Forty Portfolio Institutional Shares (formerly Janus Aspen Capital Appreciation Portfolio Institutional Shares)(6)
2005	258	$12.98	$3,349	2.00%	0.21%	10.60%
2004	678	11.73	7,962	2.00%	0.25%	15.87%
2003	738	10.13	7,469	2.00%	0.43%	18.14%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-82	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
CAEDB, LBR AND EBR (offered May 1, 2002)
Janus Aspen Large Cap Growth Portfolio Institutional Shares (formerly Janus Aspen Growth Portfolio Institutional Shares)(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Institutional Shares(6)
2005	484	$9.70	$4,698	2.00%	1.33%	3.76%
2004	537	9.35	5,021	2.00%	0.99%	2.69%
2003	590	9.11	5,369	2.00%	0.99%	21.53%
2002	461	7.49	3,452	2.00%	0.86%	-25.10%
2001	—	—	—	—	—	—
MFS Emerging Growth Series Initial Class(6)
2005	1,101	$10.75	$11,844	2.00%	0.00%	7.02%
2004	1,273	10.05	12,792	2.00%	0.00%	10.71%
2003	1,445	9.08	13,115	2.00%	0.00%	27.64%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Investors Trust Series Initial Class(6)
2005	6,519	$10.85	$70,699	2.00%	0.56%	5.18%
2004	8,597	10.31	88,651	2.00%	0.64%	9.14%
2003	8,646	9.45	81,695	2.00%	0.60%	19.72%
2002	1,591	7.89	12,560	2.00%	0.54%	-21.10%
2001	—	—	—	—	—	—
MFS New Discovery Series Initial Class(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Research Series Initial Class(6)
2005	1,903	$11.08	$21,087	2.00%	0.46%	5.66%
2004	3,250	10.49	34,075	2.00%	1.04%	13.54%
2003	4,176	9.23	38,568	2.00%	0.57%	22.23%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Total Return Series Initial Class(6)
2005	16,072	$11.44	$183,865	2.00%	2.01%	0.77%
2004	16,955	11.35	192,472	2.00%	1.61%	9.10%
2003	17,788	10.41	185,081	2.00%	1.49%	14.01%
2002	2,957	9.13	26,990	2.00%	1.45%	-8.70%
2001	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-83

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Units	Unit Value	In whole $
CAEDB, LBR AND EBR (offered May 1, 2002)
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(6)
2005	4,165	$12.33	$51,346	2.00%	0.83%	7.54%
2004	4,566	11.46	52,346	2.00%	0.68%	11.84%
2003	5,024	10.25	51,496	2.00%	0.38%	25.14%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(6)
2005	16,963	$10.83	$183,740	2.00%	3.82%	1.22%
2004	25,077	10.70	268,357	2.00%	4.43%	1.83%
2003	25,897	10.51	272,157	2.00%	3.56%	-0.53%
2002	8,109	10.56	85,671	2.00%	0.00%	5.60%
2001	—	—	—	—	—	—

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased. The average net asset is calculated based on month ending net asset balance of last thirteen months for 2005 and 2004. For 2003, the average net asset is calculated based on mortality and expense charges divided by annual rate of mortality and expense risk.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations on May 1, 2001.
(6)	Portfolio commenced operations on May 1, 2002.
(7)	Portfolio commenced operations on February 4, 2003.
(8)	Portfolio commenced operations on September 2, 2003.

B-84	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account E

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International Growth, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation Series I, AIM V.I. Utilities Series I, AIM V.I. Government Securities Series I, AIM V.I. Premier Equity Series I, AllianceBernstein Growth & Income Class B, AllianceBernstein Large Cap Growth Class B, AllianceBernstein Global Technology Class B, AllianceBernstein Value Class B, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Institutional Shares, Janus Aspen Forty Institutional Shares, Janus Aspen Large Cap Growth Institutional Shares, Janus Aspen Worldwide Growth Institutional Shares, MFS Emerging Growth Initial Class, MFS Investors Trust Initial Class, MFS New Discovery Initial Class, MFS Research Initial Class, MFS Total Return Initial Class, Prudential Jennison Class II, Van Kampen Life Investment Trust Growth & Income Class II, Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account E) at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31,2005 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 23, 2006

New York, New York

STATEMENT OF ADDITIONAL INFORMATION	B-85

THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2005	2004
	(In millions)
Assets:
Bonds, available for sale, at fair value (amortized cost $2,050 million; $2,053 million, respectively)	$ 2,037	$ 2,096
Affiliated mutual funds, available for sale, at fair value (cost $0 million; $13 million, respectively)	—	20
Trading securities, held for trading, at fair value (cost $34 million; $77 million, respectively)	38	77
Preferred stock, available for sale, at fair value (amortized cost $7 million; $8 million, respectively)	7	8
Policy loans	84	84
Cash and cash equivalents	303	137
Other invested assets	1	3

Total invested assets	2,470	2,425

Deferred policy acquisition costs	360	329
Investment income due and accrued	33	31
Other assets	54	56
Federal income taxes recoverable	—	16
Accounts receivable	24	38
Separate account assets	7,354	7,503

Total assets	$ 10,295	$ 10,398

Liabilities:
Future policy benefits and other policyholder liabilities	$ 2,247	$ 2,169
Due to parent and affiliated mutual funds	24	39
Federal income taxes payable	4	—
Deferred federal income taxes, net	71	78
Accrued expenses and other liabilities	125	121
Separate account liabilities	7,354	7,503

Total liabilities	9,825	9,910

Stockholder’s equity:
Common stock, $125 par value, 20,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	182	182
Retained earnings	296	290
Accumulated other comprehensive (loss) income, net of deferred taxes	(10)	14

Total stockholder’s equity	470	488

Total liabilities and stockholder’s equity	$ 10,295	$ 10,398

See notes to consolidated financial statements.

B-86	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Revenues:
Premiums	$8	$10	$11
Net investment income	104	96	85
Net realized gains on investments	5	3	3
Administrative service fees	233	220	204
Other (expense) income	(21)	(18)	(14)

Total revenues	329	311	289

Benefits and expenses:
Policyholder benefits	73	59	67
Amortization of deferred policy acquisition costs	83	86	78
Amortization of deferred software costs	—	1	1
Other operating costs and expenses	173	163	153

Total benefits and expenses	329	309	299

Income (loss) before income taxes and cumulative effect of a change in accounting principles	—	2	(10)

Federal income taxes:
Current benefit	(10)	(4)	(14)
Deferred expense (benefit)	4	(6)	—

Total federal income taxes	(6)	(10)	(14)

Income before cumulative effect of a change in accounting principles	6	12	4

Cumulative effect of a change in accounting principles, net of tax	—	(2)	—

Net income	6	10	4

Other comprehensive (loss) income, net of tax:
Change in unrealized investment (losses) gains, net of tax	(24)	(10)	12

Comprehensive (loss) income	$(18)	$—	$16

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-87

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Common stock at par value, beginning of year	$2	$2	$2

Common stock at par value, end of year	2	2	2

Capital in excess of par value, beginning of year	182	182	162
Capital contribution	—	—	20

Capital in excess of par value, end of year	182	182	182

Retained earnings, beginning of year	290	280	276
Net income	6	10	4

Retained earnings, end of year	296	290	280

Accumulated other comprehensive income, net of deferred taxes, beginning of year	14	24	12
Change in unrealized investment (losses) gains, net of deferred taxes	(24)	(10)	12

Accumulated other comprehensive (loss) income, net of deferred taxes, end of year	(10)	14	24

Total stockholder’s equity, end of year	$470	$488	$488

See notes to consolidated financial statements.

B-88	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Operating activities:
Net income	$6	$10	$4
Adjustments to reconcile net income to net cash used in operating activities:
Net realized gains on investments	(5)	(3)	(3)
Changes in
Trading securities	56	—	—
Cumulative effect of a change in accounting principles, net of tax	—	2	—
Deferred policy acquisition costs	(31)	(8)	(1)
Deferred software costs	—	1	1
Investment income due and accrued	(2)	(2)	(9)
Other assets	4	43	(50)
Federal income taxes payable (recoverable), net	20	(4)	25
Accounts receivable	14	(18)	2
Separate accounts, net	57	63	(5)
Future policy benefits and policyholder liabilities	49	96	60
Due to parent and affiliated mutual funds	(15)	3	(12)
Deferred federal income taxes, net	(7)	(13)	6
Accrued expenses and other liabilities	4	(39)	58
Other	2	(4)	3

Net cash provided by operating activities	152	127	79

Investment activities:
Proceeds from investments sold or matured Bonds	447	394	175
Investments purchased Bonds	(469)	(709)	(764)
Affiliated mutual funds	—	(8)	(2)
Preferred stocks	—	(7)	—
Other items, net	(2)	(5)	(4)

Net cash provided by (used in) investing activities	(24)	(335)	(595)

Financing activities:
Additions to policyholder contract deposits	229	261	838
Withdrawals from policyholder contract deposits	(191)	(211)	(168)
Capital contribution	—	—	20
Other items	—	—	13

Net cash provided by financing activities	38	50	703

Net increase (decrease) in cash	166	(158)	187
Cash and cash equivalents, at beginning of year	137	295	108

Cash and cash equivalents, at end of year	$303	$137	$295

Supplemental disclosure:
Federal income taxes (recovered) paid	$(23)	$1	$(38)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-89

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005

1.  ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is used for the sale of other products and policies.

PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS).

GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment adviser under the Investment Adviser’s Act of 1940. GIS is the distributor and underwriter for GIAC’s variable products, and is the investment adviser to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company—Guardian Baillie Gifford Ltd. (GBG)—that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment adviser for the Baillie Gifford International Growth Fund (BGIGF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Growth Fund (GBGIGF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Company has established eighteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

Pursuant to agreement with the New York State Insurance Department, the Company has an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which seeks to insure the reserves held for contracts in the payout period will be adequate. The Company maintained assets in each of its separate accounts for the mortality risk associated with contracts and is invested in either the Guardian Cash Fund or Guardian Stock Fund subdivision of each separate account. The New York State Insurance Department has granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed from the various separate accounts and transferred to the general account of the Company and was invested in bonds.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

B-90	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. Some of the key estimates are in the development of policy reserves and deferred policy acquisition costs, including mortality, morbidity, lapse, expense and investment experience. Actual future results could differ from these assumptions and estimates. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Investments

Bonds, preferred stocks and affiliated mutual funds are classified as “available for sale” and are carried at estimated fair value. Changes in unrealized gains and losses on investments, net of income tax are included in a separate component of equity, “Accumulated other comprehensive (loss) income”. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in “Net realized gains on investments”.

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Derivative Financial Instruments are entered into in the normal course of business to reduce the Company’s exposure to fluctuations in foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, put contracts and swaps. Foreign currency forwards, swaps and put contracts are reported at fair market value in “Accrued expenses and other liabilities” in the Consolidated Balance Sheets. Changes in fair value are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash and cash equivalents include cash on hand and highly liquid debt instruments with a maturity of three months or less when purchased.

Other invested assets consist primarily of mortgage loans, and amounts due from brokers for unsettled sales. The mortgage loans are stated at amortized cost.

Net realized gains on investments

Net realized gains on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and such losses on investments are included in “Net realized gains on investments.” Allowances for losses on mortgage loans are netted against asset categories to which they apply and provisions for losses on investments are included in “Net realized gains on investments.” Changes in the fair value of trading securities are included in “Net realized gains on investments.” Changes in the fair value of derivatives are included in “Net realized gains on investments.”

Deferred policy acquisition costs

Costs associated primarily with new insurance business that are deferred, to the extent such costs are deemed recoverable from future profits, are recorded as deferred policy acquisitions costs. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

STATEMENT OF ADDITIONAL INFORMATION	B-91

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive (loss) income”.

For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profit was 6.56% to 7.00% at December 31, 2005. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

Other assets

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables from custodians.

Accounts receivable

Accounts receivable consist primarily of fees receivable from separate accounts.

Separate account assets and liabilities

Separate account assets and liabilities are reported at estimated fair value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities.

Future policy benefits and other policyholder liabilities

The methods and assumptions used to establish the Company’s reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5, “Policyholders’ Liabilities”.

Insurance revenue and expense recognition

Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Revenues for variable life and for individual and group variable annuity products consist of net investment income, cost of insurance and policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Certain annuity contracts, such as those including provisions for guaranteed minimum death benefits, provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based

B-92	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

upon net deposits to the contract, or the highest historical account value on a contract anniversary. In 2005, the Company introduced additional annuity contracts that provide the holder with a guaranteed minimum withdrawal benefit (GMWB) prior to the annuitization date; the holder may take withdrawals up to a Guaranteed Withdrawal Amount (GWA) until the Guaranteed Withdrawal Benefit (GWB) is depleted, even if the Accumulation Value of the Basic Contract reduces to zero. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death or withdrawal benefits being higher than what accumulated policyholder account balances would support. At December 31, 2005 and 2004, the Company maintained reserves of $5 million and $4 million, respectively representing the Company’s estimate of the extent to which guaranteed minimum benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

Federal income taxes

The Company records current and deferred income taxes. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

Statutory accounting

Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC Codification Accounting Practices”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on statutory basis (STAT) primarily because under STAT: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums, advances to agent balances and interest maintenance reserve) must be excluded under statutory reporting through a charge to surplus, 8) investments in common stock of the Company’s wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared, 9) annuity and certain insurance premiums are recognized as premium income and 10) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 8.

Recent Accounting Pronouncements

In December 2003, the Financial Accounting Standards Board (FASB) issued Interpretation (FIN) No. 46(R), “Consolidation of Variable Interest Entities,” which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company’s financial statements. A VIE is an entity that has one or more of the following characteristics (1) equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns), (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE, or (3) the equity

STATEMENT OF ADDITIONAL INFORMATION	B-93

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

investors have voting rights that are not proportionate to their economic interest, and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. For a nonpublic entity, FIN 46(R) is effective January 1, 2004 for VIEs created after December 31, 2003 and January 1, 2005 for VIEs created before December 31, 2003. The adoption of FIN 46(R) did not have a material effect on the Company’s consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, “Accounting and Reporting by Insurance Enterprises,” and SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” and the need for interpretative guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of certain long-duration contract liabilities.

The most significant accounting implications of SOP 03-1 are as follows:

•	Establishing an additional liability for a variety of contracts and contract features, including guaranteed minimum death benefits (GMDB) and similar mortality benefits, annuitization benefits features, and no lapse guarantee features contained in variable and interest sensitive policies;

•	Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Reporting and measuring the Company’s interest in its separate accounts as general account assets based on the insurer’s proportionate beneficial interest in the separate account’s underlying assets; and

•	Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs (DAC).

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003, and as such the Company adopted the SOP effective January 1, 2004. The effect of initially adopting this SOP was a charge of $2 million, net of taxes, reported as a “Cumulative effect of a change in accounting principles, net of taxes”, in the Consolidated Statements of Income and Comprehensive Income.

Upon adoption of SOP 03-1, the Company reclassified $238 million of separate account assets to the general account resulting in a $163 million increase in Bonds, available for sale and a $61 million increase in trading securities, a $11 million increase in cash and cash equivalents, a $1 million increase in preferred stock as well as a $2 million increase in investment income due and accrued. Similarly, upon adoption, $175 million of separate account liabilities were reclassified resulting in a $174 million increase in Life and Annuity Reserves and a $1 million increase in other liabilities.

In March 2004, the Emerging Issues Task Force (EITF) of the FASB reached a final consensus on Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments.” This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company’s policy is generally to record income only as cash is received following an impairment of a debt security. In November 2005, the FASB issued Nos. FAS 115-1 and FAS 124-1, effective for reporting periods beginning after December 15, 2005, which nullifies a substantial portion of EITF 03-1. In addition, the FSP addresses the determination as to when an investment is considered impaired, whether the impairment is other than temporary and the measurement of an impairment loss. The adoption of FAS FSP Nos. 115-1 and FAS 124-1 is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

The FASB issued guidance during June 2005 on accounting for embedded options in certain debt instruments under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” The guidance is contained in Derivatives

B-94	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Implementation Group (DIG) Issue B38, “Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option” (Issue B38) and DIG Issue B39, “Application of Paragraph 13 (b) to Call Options That Are Exercisable Only by the Debtor” (Issue B39). Issue B38 states that prepayment options meet the net settlement criterion and therefore could qualify as an embedded derivative that would require bifurcation from the host debt instrument, such as of prepayment options in conventional commercial mortgages. Issue B39 states that a common prepayment option that is controlled by the debtor should be considered clearly and closely related to the debt host contract and therefore, should not be bifurcated. The guidance is effective for the first fiscal quarter beginning after December 15, 2005. Adoption of this guidance is not expected to have a material effect on the Company’s financial statements.

During May 2005 the FASB issued SFAS No. 154, “Accounting Changes and Error Corrections a replacement of APB Opinion No. 20 and FASB Statement No. 3.” This Statement requires retrospective application of changes in accounting principle to prior period financial statements unless it is impracticable to determine either the period specific effects or the cumulative effect of the change. The guidance is effective for fiscal years beginning after December 15, 2005 and will be adopted by the Company in 2006.

In September 2005, AcSEC of the AICPA issued SOP 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.” SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (“SFAS”) No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company’s consolidated financial position and results of operations.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.  INVESTMENTS

Securities

The following tables provide additional information relating to the cost basis and estimated fair value of bonds, preferred stock and affiliated mutual funds as of December 31:

	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2005		Gains	(Losses)
	(In millions)
U.S. Government	$5	$—	$—	$5
All other Government	33	—	—	33
Political subdivisions	9	—	—	9
Special revenue	30	—	—	30
Public utilities	352	5	(4)	353
Industrial and miscellaneous	1,621	12	(26)	1,607

Total Bonds	$2,050	$17	$(30)	$2,037

Preferred Stocks	7	—	—	7

Total Preferred Stocks	$7	$—	$—	$7

STATEMENT OF ADDITIONAL INFORMATION	B-95

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2004		Gains	(Losses)
		(In millions)
U.S. Government	$6	$—	$—	$6
All other Government	28	1	—	29
States, Territories	12	—	—	12
Political subdivisions	8	—	—	8
Special revenue	44	—	—	44
Public utilities	166	3	—	169
Industrial and miscellaneous	1,789	45	(6)	1,828

Total Bonds	$2,053	$49	$(6)	$2,096

Preferred Stocks	8	—	—	8

Total Preferred Stocks	$8	$—	$—	$8

Affiliated Mutual Funds	13	7	—	20

Total Affiliated Mutual Funds*	$13	$7	$—	$20

* Cost basis

The amortized cost and estimated fair value of bonds as of December 31, 2005 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$340	$340
Due after one year through five years	1,185	1,176
Due after five years through ten years	334	330
Due after ten years	46	47
Sinking fund bonds, mortgage backed securities and asset backed securities	145	144

Total	$2,050	$2,037

Proceeds from sales and maturities of investments in bonds amounted to $447 million, $394 million and $175 million in 2005, 2004 and 2003, respectively. Gross gains of $ 6 million, $4 million and $2 million and gross losses of $ 3 million, $1 million and $1 million were realized on sales and prepayments of bonds in 2005, 2004 and 2003, respectively.

There were no sales of preferred stocks in 2005 and 2004.

There were no sales of affiliated mutual funds in 2005, 2004 or 2003.

As of December 31, 2005, affiliated mutual funds reported as available for sale of $20 million in 2004, is now classified as Trading Securities.

B-96	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 and 2004, are as follows:

December 31, 2005	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$—	$—	$3	$—	$3	$—
All Other Government	16	—	11	—	27	—
Political Subdivisions	—	—	10	—	10	—
Special Revenue	10	—	18	—	28	—
Public Utilities	185	(3)	46	(1)	231	(4)
Industrial and Miscellaneous	945	(17)	242	(9)	1,187	(26)

Total Bonds	$1,156	$(20)	$330	$(10)	$1,486	$(30)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$1,161	$(20)	$330	$(10)	$1,491	$(30)

December 31, 2004	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$—	$—	$2	$—
All Other Government	8	—	—	—	8	—
States, Territories	7	—	5	—	12	—
Political Subdivisions	—	—	8	—	8	—
Special Revenue	28	—	2	—	30	—
Public Utilities	39	—	1	—	40	—
Industrial and Miscellaneous	563	(4)	37	(2)	600	(6)

Total Bonds	$647	$(4)	$53	$(2)	$700	$(6)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$652	$(4)	$53	$(2)	$705	$(6)

The Company’s investment portfolio includes individual securities which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 133 securities in an unrealized loss position for greater than 12 months with a book value of $340 million and a fair value of $330 million as of December 31, 2005. There were twenty nine securities in an unrealized loss position for greater than 12 months with a book value of $55 million and a fair value of $53 million as of December 31, 2004.

In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

Special Deposits

Assets of $4 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Consolidated Balance Sheets.

STATEMENT OF ADDITIONAL INFORMATION	B-97

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Repurchase Agreements

The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $28 million and $38 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2005 and 2004, respectively, and are subject to repurchase. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

	2005	2004	2003
	(In millions)
Bonds	$94	$87	$78
Affiliated mutual funds	4	5	1
Policy loans	4	4	5
Cash equivalents and short term investments	4	2	3

Gross investment income	106	98	87
Less: Investment expenses	(2)	(2)	(2)

Net investment income	$104	$96	$85

Net realized gains on investments for the years ended December 31 were from the following sources:

	2005	2004	2003
	(In millions)
Bonds	$1	$2	$1
Trading Securities	4	1	2

Net realized gains on investments	$5	$3	$3

During 2005, the Company recorded losses for investments that have experienced a decline in value considered to be other than temporary in the amount of $1 million. No such losses were recorded in 2004 and 2003.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (GMWB). In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. In 2005, the Company began hedging its GMWB exposures using Standard and Poors (“S&P”) 500 and US Treasury futures contracts. The Company held contracts purchased to hedge the GMWB exposures as of December 31, 2005 of $5 million. For the years ended December 31, 2005, net realized capital gains included the change in the market value of both the value of the embedded derivative related to the GMWB liability and the related derivative contracts purchased as economic hedges, the net effect was a gain of $0.04 million.

Accumulated Other Comprehensive (Loss) Income

Accumulated other comprehensive (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of “Other comprehensive income” in earlier periods.

B-98	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Unrealized Gains (Losses) on Investments	Impact of Unrealized Gains (Losses) on Deferred Policy Acquisition Costs	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In millions)
Balance, December 31, 2002	$40	$(21)	$(7)	$12
Net unrealized investments gains (losses) on investments arising during period	31	—	(11)	20
Reclassification adjustments for (gains) losses included in net income	1	—	—	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2003	72	(35)	(13)	24
Net unrealized investments gains (losses) on investments arising during period	(44)	—	15	(29)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	13	(4)	9

Balance, December 31, 2004	43	(22)	(7)	14
Net unrealized investments gains (losses) on investments arising during period	(76)	—	26	(50)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	25	(9)	16

Balance, December 31, 2005	$(18)	$3	$5	$(10)

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs (DAC) as of and for the years ended December 31 are as follows:

	2005	2004	2003
	(In millions)
Balance, beginning of year	$329	$321	$320
Capitalization of deferrable expenses	60	55	94
Amortization	(83)	(90)	(108)
Change in unrealized investment gains (losses), net	25	13	(14)
Interest on DAC	29	30	29

Balance, end of year	$360	$329	$321

There were no changes in 2005.

During 2004, the Company recorded $11million of additional annuitizations reflecting lower estimates due to increased level of amortization of deferred annuity contracts.

During 2003, the Company recorded $22 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

STATEMENT OF ADDITIONAL INFORMATION	B-99

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

5.  POLICYHOLDERS’ LIABILITIES

The balances of future policy benefits and policyholders’ account balances and separate account liabilities at December 31 are follows:

	2005	2004
	(In millions)
Future Policy Benefits
Life insurance	$1	$3
Annuities	373	285

Future policy benefits	374	288

Policyholders’ Account Balances
Individual annuities	1,511	1,514
Group annuities	259	261
Variable life	103	106

Policyholders’ account balances	1,873	1,881

Total future policy benefits and policyholders’ account balances	$2,247	$2,169

Separate account liabilities
Individual annuities	4,372	4,493
Group annuities	2,430	2,468
Variable life	552	542

Total separate account liabilities	$7,354	$7,503

The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product	Mortality	Interest Rate	Estimation Method
Life insurance	Based on Company’s experience, established at issue	4.00%	Present value of future benefit payments and related expenses, less the present value of future net premiums
Individual and immediate annuities	SA, 1971, 1983a, A2000 mortality tables with certain modifications	4.00%	Present value of expected future payments based on historical experience

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2005 and 2004.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

Certain contract provisions that determine the policyholders’ account balances are as follows:

Product	Credited Fixed Interest Rates	Withdrawal/Surrender Charges
Individual annuities	3.10% to 5.15%	Declining to zero over 4 to 7 years.
Group annuities	2.50% to 5.40%	Contractually agreed upon rates, declining to zero over a maximum of 9 years.
Variable life	4.00%	Declining to zero over 10 to 15 years.

B-100	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Guaranteed Minimum Benefits

The Company issues variable annuity contracts with guarantees. For guarantees of amounts in the event of death or income benefit, the net amount at risk is defined as the current GMDB or GMIB in excess of the current account balance at the Consolidated Balance Sheet date. For guarantees of withdrawal benefits, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance at the Consolidated Balance Sheet date.

The Company issues certain variable annuity contracts with GMDB features that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b)	Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 and 2004 for GMDB’s (In millions):

	In the Event of Death
	2005	2004
Account Value	$5,282	$5,517
Net amount at risk	$272	$417
Average attained age of contractholders	61	61

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying consolidated Balance Sheet (In millions):

	2005	2004
Balance at January 1	$4	$9
Incurred guarantee benefits	4	(1)
Paid guarantee benefits	(3)	(4)

Balance at December 31	$5	$4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The GMIB liability, determined by estimating the cumulated value of a percentage of the total assessments to date, was $0.4 million at December 31, 2005. Changes in the GMDB and GMIB liabilities is recorded in policyholder benefits in the Company’s Consolidated Statements of Income and Comprehensive Income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

•	Data used was based on 100 stochastically generated investment performance scenarios selected to represent 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 8.25%.

•	Volatility assumption was 14.00% standard duration.

•	Mortality was assumed to be 90% of the Annuity 2000 table.

•	The base annual lapse rate used in the Company’s analysis was 13%. For the contracts, where the ratio of GMDB to the Account Value is greater than 100%, but less than 120%, the Company assumed a lapse rate equal to 90% of the base annual lapse rate. For the contracts where the GMDB to the Account Value exceeds 120%, the Company assumed a lapse ratio of 70% of the base annual lapse rate. The Company used 6.5% interest rate and a 2000a mortality table with a 50/50 male/female blend using the pivot age of 65 for the present value calculations.

•	Discount rate was 5%.

STATEMENT OF ADDITIONAL INFORMATION	B-101

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The aggregate fair value of assets, (including the general and separate account fund options), held by variable annuity products that are subject to GMDB benefits and guarantees at December 31, 2005 and 2004 were $5,972 million and $5,498 million.

The Company issues certain variable annuity contract with GMWB features that guarantee a withdrawal benefit up to a Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Benefit is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GMWB represents an embedded derivative under SFAS 133 which is reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder liabilities. Changes in the fair value of the embedded derivative are recorded in “Net realized gains on investments.” The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2005, annuities with the GMWB rider have an account value of $68 million and a GWB of $67 million.

6.  REINSURANCE

The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable there from, recording an allowance when necessary for uncollectible reinsurance. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

The following indicates the volume of reinsurance amounts on total premiums included in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31:

	2005	2004	2003
	(In millions)
Short-duration contracts:
Direct premiums	$1	$3	$5
Reinsurance ceded	(1)	(3)	(4)

Premiums	$—	$—	$1

	2005	2004	2003
	(In millions)
Long-duration contracts:
Direct premiums	$73	$79	$86
Reinsurance assumed	2	—	—
Reinsurance ceded	(65)	(69)	(77)

Premiums	$10	$10	$9

As of December 31, 2005 and 2004, reinsurance recoverables in the Company’s Consolidated Balance Sheets were $0.4 million and $5 million.

B-102	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

7.  FEDERAL INCOME TAXES

The Company and its wholly owned subsidiaries, PAS and GIS, are included in the consolidated federal income tax return with Guardian Life and with certain of its domestic insurance and non-insurance subsidiaries. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of filing of the consolidated return.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The components of income tax (benefit) for the years ended December 31 were as follows:

	2005	2004	2003
	(In millions)
Federal income tax (benefit):
Current tax	$(10)	$(4)	$(14)
Deferred tax	4	(6)	—

Total	$(6)	$(10)	$(14)

The Company’s income tax (benefit) expense differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

	2005	2004	2003
	(In millions)

Expected taxes on pre-tax income (loss)	$1	$1	$(4)
Permanent adjustments:
Dividends received deduction	(8)	(11)	(12)
True-up of deferred tax on bonds	—	—	2
Other	1	—	—

Total income tax (benefit)	$(6)	$(10)	$(14)

STATEMENT OF ADDITIONAL INFORMATION	B-103

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Deferred tax assets and liabilities at December 31 resulted from the items listed in the following table:

	2005	2004
	(In millions)
Deferred tax assets:
Separate account allowances	$28	$22
DAC Proxy	20	25
Investments	4	—
Other	3	—
Reserves	—	3

Gross deferred tax assets	55	50

Deferred tax liabilities:
DAC	126	122
Investments	—	4
Other	—	2

Gross deferred tax liabilities	126	128

Net deferred tax liability	$71	$78

The Company’s management has concluded that the gross deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

At December 31, 2005, the Company did not have any unused net operating loss carryforwards available to offset against future taxable income.

The Company’s Federal income tax returns are routinely examined by the Internal Revenue Service (“Service”) and provisions are made in the financial statements in anticipation of the results of these audits. The Service has completed all examinations of the consolidated federal income tax returns through 2002. There were no material effects on the Company’s consolidated results of operations as a result of these audits. Management believes that sufficient provisions have been made for potential adjustments.

8.  STATUTORY CAPITAL AND SURPLUS AND INCOME

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

Under the Delaware Insurance Law, the maximum amounts of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2005, the maximum amount of dividends the Company could pay The Guardian in 2006 without prior approval from the state insurance regulatory authorities is $24 million.

B-104	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities for the year ended:

	2005	2004	2003
	(In millions)
Consolidated GAAP net income	$6	$10	$4
Adjustments to reconcile to statutory basis:
Statutory net (income) loss of subsidiaries	(3)	(2)	2
Change in deferred policy acquisition costs	(5)	5	(16)
Re-estimation of future policy benefits	15	2	(2)
Reinsurance	4	4	(4)
Deferred federal income tax benefit	4	(6)	(1)
Amortization of interest maintenance reserve	—	—	(1)
Transfer to interest maintenance reserve	—	(1)	(1)
Cumulative effect of a change in accounting principles, net of tax	—	2	—
Other, net	—	—	6

Statutory net income (loss)	$21	$14	$(13)

The following reconciles the consolidated GAAP stockholder’s equity of the Company to statutory capital and surplus as reported to the regulatory authorities as of December 31:

	2005	2004	2003
	(In millions)
Consolidated GAAP stockholder’s equity	$470	$488	$488
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	(360)	(329)	(321)
Deferred software costs	—	—	(1)
Asset valuation reserve	(20)	(16)	(12)
Re-estimation of future policy benefits	(29)	(40)	(47)
Establishment of deferred income tax liability, net	71	78	91
Unrealized losses (gains) on investments	18	(43)	(72)
Separate account allowances	61	57	60
Other liabilities	28	24	25
Deferred premiums	1	2	2
Other, net	4	10	9

Statutory capital and surplus	$244	$231	$222

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

Bonds, Preferred Stocks and Affiliated Mutual Funds

For bonds, preferred stocks and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

STATEMENT OF ADDITIONAL INFORMATION	B-105

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Trading Securities

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gain on investment in the Consolidated Statements of Income and Comprehensive Income.

Policy Loans

The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Future Policy Benefits and Policyholders’ Account Balances

Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

The following table discloses the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2005		2004
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In millions)
Financial assets:
Bonds, available for sale	$2,037	$2,037	$2,096	$2,096
Affiliated mutual funds	—	—	20	20
Trading securities	38	38	77	77
Preferred stocks	7	7	8	8
Policy loans	84	84	84	84
Cash and cash equivalents	303	303	137	137
Separate account assets	7,354	7,354	7,503	7,503

Financial liabilities:
Future policy benefits	374	374	288	288
Policyholders’ account balances	9,227	9,227	9,384	9,384

10.  RELATED PARTY TRANSACTIONS

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $145 million in 2005, $140 million in 2004 and $138 million in 2003, and, in the opinion of management, were considered appropriate for the services rendered.

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The BGIGF, The BGEMF, The GBGIGF, The GBGEMF, The Guardian UBS VC Large Cap Fund and The Guardian UBS VC Small Cap Stock Fund.

B-106	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The separate account assets invested in affiliated mutual funds as of December 31 are as follows:

	2005	2004
	(In millions)
The Guardian Stock Fund	$1,035	$1,261
The Guardian VC 500 Index Fund	93	82
The Guardian VC Allocation Fund	27	27
The Guardian High Yield Bond Fund	32	32
The Guardian VC Low Duration Bond Fund	20	16
The Guardian Bond Fund	329	340
The Guardian Cash Fund	218	235
The Baillie Gifford International Growth Fund	211	190
The Baillie Gifford Emerging Markets Fund	123	74
The Guardian UBS VC Large Cap Fund	14	10
The Guardian UBS VC Small Cap Fund	15	12
The Guardian Small Cap Stock Fund	183	191
The Guardian Park Avenue Fund	165	210
The Guardian Park Avenue Small Cap Fund	55	70
The Guardian Asset Allocation Fund	28	34
The Guardian Baillie Gifford International Growth Fund	15	13
The Guardian Baillie Gifford Emerging Markets Fund	72	37
The Guardian Investment Quality Bond Fund	43	46
The Guardian High Yield Bond Fund	6	8
The Guardian Cash Management Fund	158	194

	$2,842	$3,082

The Company maintains investments in trading securities and affiliated mutual funds. These investments as of December 31 are as follows:

	2005	2004
	(In millions)
Trading Securities:
The Guardian Park Avenue Small Cap Fund	$3	$3
The Guardian Asset Allocation Fund	3	3
The Guardian Baillie Gifford International Growth Fund	2	2
The Guardian Baillie Gifford Emerging Markets Fund	3	2
The Guardian Investment Quality Bond Fund	2	2
The Guardian High Yield Bond Fund	2	2
The Guardian Cash Management Fund	2	2
The Guardian Small Cap Stock Fund	20	—
The Guardian Cash Fund	1	61

Trading Securities	38	77

Affiliated Mutual Funds:
The Guardian Small Cap Stock Fund	—	20

Affiliated Mutual Funds	—	20

Total Trading Securities and Affiliated Mutual Funds	$38	$97

STATEMENT OF ADDITIONAL INFORMATION	B-107

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

11.  CONTINGENCY

Since approximately September 2003, the financial services industry, including mutual fund, variable annuity, life insurance and distribution companies have been the subject of scrutiny by regulators, including the SEC, regarding late trading and market timing in connection with mutual funds and variable insurance contracts. By letter dated November 8, 2005 (the “SEC Letter”), the Company has been requested by the SEC to perform harm analyses resulting from late trading and market timing in certain variable annuity contracts and variable life policies sponsored by the Company. The Company is in the process of performing the requested analyses. Since both the harm analysis and our discussions with the SEC are in their early stages, we are not able at this time to state that an unfavorable outcome in a material amount to the Company is reasonably probable or to make a reasonable estimate of potential loss. We believe, however, that (i) the Company will be subject to a liability to make whole contract owners who have been harmed by mispriced transactions as a result of late trading, and (ii) it is more likely than not that in the event of an unfavorable outcome in the market timing matter, the SEC will require the Company to make restitution for harm caused by market timing referred to in the SEC Letter. While the outcome of this matter cannot be predicted with certainty, in the opinion of management any resulting liability is not likely to have a material adverse effect on the Company’s consolidated financial position.

B-108	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries (the “Company”) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.

March 6, 2006

STATEMENT OF ADDITIONAL INFORMATION	B-109

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been included in Part B:

(1)	The Guardian Separate Account E:

Statement of Assets and Liabilities as of December 31, 2005

Statement of Operations for the Year Ended December 31, 2005

Statements of Changes in Net Assets for the Year Ended December 31, 2005 and 2004

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Consolidated Balance Sheets as of December 31, 2005 and 2004

Consolidated Statements of Income and Comprehensive Income Operations for the Year Ended December 31, 2005, 2004 and 2003

Consolidated Statements of Changes in Stockholder’s Equity for the Year Ended December 31, 2005, 2004 and 2003 Consolidated Statements of Cash Flow for the Year Ended December 31, 2005, 2004 and 2003

Notes to Consolidated Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits Number	Description
	1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account E(1)
	2	Not Applicable
3

Underwriting and Distribution Contracts:

(a)    Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)

(b)    Form of Broker-Dealer Supervisory and Service Agreement(2)

	4	Specimen of Variable Annuity Contract, as amended(1) (a) Additional Payout Option — Variable Payments to Age 100(5) (b) Earnings Benefit Rider(5)
	5	Form of Application for Variable Annuity Contract(2)
	6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended(1)(4) (b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)
	7	Not Applicable
	8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(2)
	9	Opinion and Consent of Counsel(1)
	10	Consent of PricewaterhouseCoopers LLP.(7)
	11	Not Applicable
	12	Not Applicable
13

(a)    Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(3)(4)(6)

(b)    Schedule for Computation of Performance Quotations(2)

(1)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.

(2)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

(3)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on April 14, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.

(4)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. no. 333-21975), as previously filed on April 25th, 2001. Powers of Attorney for Messrs. dePalo and Manning.

(5)	Incorporated by reference to Registration Statement on Form N-4 (Reg. no. 333-21975), as previously filed on August 27, 2001.

(6)	Incorporated by reference to Registration Statement on Form N-4, (Reg. no. 333-21975), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Caruso and Lenderink.

(7)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Dennis J. Manning	Chairman, Chief Executive Officer and Director
Bruce C. Long	President and Director
Armand M. de Palo	Director
Gary B. Lenderink	Director
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Michael Sakoulas	Senior Vice President and Chief Actuary
Frank L. Pepe	Senior Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Dennis P. Mosticchio	Vice President, Group Pensions
Donald P. Sullivan, Jr.	Senior Vice President, Administration
Peggy L. Coppola	Senior Vice President, Equity Business Development
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President & Chief Compliance Officer
James Consolati	Vice President, Retirement Services
Dennis S. Callahan	Director
Hugh J. McAleer	Vice President, Selection, Claims & Individual Markets Operations

Item 26.	Persons Controlled by or under Common Control with Registrant

The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of February 28, 2006. Those entities which are indented under another entity is a subsidiary of that entity and, therefore, an indirect subsidiary of Guardian Life:

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%
Berkshire Life Insurance Company of America	Massachusetts	100%
Guardian Trust Company, FSB	Federal Savings Bank	100%
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Managed Dental Care	California	100%
Private Healthcare Systems, Inc.	Delaware	25% of Class A 14.75% of Class B
First Commonwealth, Inc.	Delaware	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth Reinsurance Company	Arizona	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
First Commonwealth Health Services Corporation	Illinois	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Innovative Underwriters, Inc.	New Jersey	100%
Innovative Underwriters of Hawaii, Inc.	Hawaii	100%
Hanover Acquisition LLC	Delaware	100%
The Guardian Tax-Exempt Fund	Massachusetts	87.21%
The Guardian Baillie Gifford International Growth Fund	Massachusetts	29.33%
The Guardian Investment Quality Bond Fund	Massachusetts	38.51%
The Guardian Asset Allocation Fund	Massachusetts	11.60%
The Guardian Park Avenue Small Cap Fund	Massachusetts	24.13%
The Guardian Baillie Gifford Emerging Markets Fund	Massachusetts	36.42%
The Guardian High Yield Bond Fund	Massachusetts	81.54%
The Guardian Small Cap Stock Fund	Maryland	45.92%
The Guardian Low Duration Bond Fund	Massachusetts	71.04%
The Guardian VC Low Duration Bond Fund	Maryland	28.26%
The Guardian VC Asset Allocation Fund	Maryland	41.28%
The Guardian VC 500 Index Fund	Maryland	43.32%
The Guardian VC High Yield Bond Fund	Maryland	49.94%
The Guardian S&P 500 Index Fund	Massachusetts	12.07%
The Guardian Park Avenue Fund	Massachusetts	13.94%
The Guardian UBS Large Cap Value Fund	Massachusetts	89.81%
The Guardian UBS Small Cap Value Fund	Massachusetts	88.02%
The Guardian UBS VC Large Cap Value Fund	Maryland	76.68%
The Guardian UBS VC Small Cap Value Fund	Maryland	37.79%
The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of February 28, 2006:
Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
The Guardian Cash Fund, Inc.	Maryland	100%
The Guardian Bond Fund, Inc.	Maryland	100%
The Guardian Variable Contract Funds, Inc.	Maryland	100%
GIAC Funds, Inc.	Maryland	100%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of February 28, 2006:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
The Guardian Cash Fund, Inc.	Maryland	100%
The Guardian Bond Fund, Inc.	Maryland	100%
The Guardian Variable Contract Funds, Inc.	Maryland	100%
GIAC Funds, Inc.	Maryland	100%

Item 27.	Number of Contract owners

Type of Contract	As of February 28, 2006
Non-Qualified	8,833
Qualified	25,183

Total	34016

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund; and The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and principal officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Bruce C. Long	President & Director
Gary B. Lenderink	Director
Armand M. dePalo	Director
Frank L. Pepe	Senior Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Donald P. Sullivan, Jr.	Senior Vice President, Equity Administration
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Peggy L. Coppola	Vice President, Equity Business Development
William D. Ford	Vice President and National Accounts Manager
Keith E. Roddy	Senior Vice President and National Sales Director
Dennis J. Manning	Director
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President and Compliance Officer
Leslie A. Barbi	Managing Director
James Consoladi	Vice President, Retirement Services
Thomas M. Donohue	Managing Director
William D. Ford	Vice President & National Accounts Manager
Peter T. Joyce	Vice President, Internal Sales
John B. Murphy	Managing Director
Robert A. Reale	Managing Director
Peter M. Quinn	Vice President, Retirement Sales
Dennis S. Callahan	Manager

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th of April, 2006.

The Guardian Separate Account E (Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Bruce C. Long
Bruce C. Long President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning* Dennis J. Manning (Principal Executive Officer)	Chairman, Chief Executive Officer and Director

/s/ Frank L. Pepe Frank L. Pepe (Principal Accounting Officer)	Senior Vice President and Controller

/s/ Bruce C. Long Bruce C. Long	President and Director

/s/ Armand M. dePalo* Armand M. dePalo	Director

Robert E. Broatch	Director

/s/ Joseph A. Caruso* Joseph A. Caruso	Director, Senior Vice President and Corporate Secretary

/s/ Gary B. Lenderink* Gary B. Lenderink	Director

Dennis S. Callahan	Director

By	/s/ Bruce C. Long	Date: April 26, 2006
Bruce C. Long President

*	Pursuant to a Power of Attorney

Exhibit Index

Number	Description

10(a)	Consent of PricewaterhouseCoopers LLP